UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851
                                   ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              ------------------------------------------------
           (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                         DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                        Franklin Templeton
                                                        Conservative Target Fund

                                                        Franklin Templeton
                                                        Moderate Target Fund

                                                        Franklin Templeton
                                                        Growth Target Fund

--------------------------------------------------------------------------------
      ANNUAL REPORT AND SHAREHOLDER LETTER        ASSET ALLOCATION
--------------------------------------------------------------------------------

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                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
               FRANKLIN TEMPLETON
             FUND ALLOCATOR SERIES                    Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Annual Report

Economic and Market Overview

During the 12 months ended December 31, 2006, the U.S. economy advanced at a moderate but slowing pace. Although first quarter 2006 gross domestic product
(GDP) grew an annualized 5.6%, fourth quarter GDP growth was an estimated annualized 3.5%. The housing market weakened during the year, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the trade deficit stayed in record territory. Labor costs rose and hiring generally increased as the unemployment rate fell from 4.9% to 4.5%. 1

Although energy and other commodity prices fell in the second half of the year, they remained historically high and were a primary economic concern for much of the period. Oil prices reached a record high of $77 per barrel in July before declining to $61 at year-end. Oil price volatility appeared to raise the anxiety level among consumers and businesses alike. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country, mortgage rates crept up, and borrowing against home equity flattened. Overall, the core Consumer Price Index (CPI) rose 2.6% for the 12 months ended December 31, 2006, which was higher than the 2.2% 10-year average. 2

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 4.25% at the beginning of the year to 5.25% on June 30. Since June, however, the Fed left the rate unchanged, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained.

Outside the U.S., the economy continued to grow. The economic drivers remained consistent over the past four years: strong corporate and consumer demand, reasonably low inflation, a tight or improving labor market, and a relatively moderate interest rate environment, despite recent interest rate hikes by many of the world's central banks. However, the global economy also faced headwinds from elevated energy prices, higher global interest rates and a weaker U.S. housing market. These factors dampened investor confidence mid-year, when many equity markets declined before rebounding later in the year.

1.    Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


                                                               Annual Report | 3

Despite such challenges, global economic activity was healthy. Strong global liquidity -- whether petrodollars, corporate cash, private equity, household savings or central banks' reserves -- continued to search for a home. Record global merger and acquisition activity in 2006 also reflected the abundance of cash in the capital markets. Bond yield spreads over U.S. Treasuries narrowed, and global equity and commodity markets rose in the latter part of the year.

U.S. equity markets performed well for the year in this environment. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +19.05%, and the broader Standard & Poor's 500 Index (S&P 500) returned +15.78%, while the technology-heavy NASDAQ Composite Index had a total return of +11.27%. 3 Non-U.S. equity markets ended 2006 on a stronger note, and all major non-U.S. regions delivered double-digit total returns for the year. Stock market indexes in the U.S. and most European countries reached six-year highs in the fourth quarter, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs. Fixed income markets, on the other hand, were somewhat constrained by higher interest rates, threats of climbing inflation and the robust equity markets.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Templeton Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .................................................        28.6%
Domestic Fixed Income ...........................................        26.8%
Foreign Equity ..................................................        12.7%
Foreign Fixed Income ............................................        12.6%
Short-Term Investments & Other Net Assets .......................        19.3%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This annual report for Franklin Templeton Conservative Target Fund covers the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A posted a +9.92% cumulative total return for the 12 months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI. THE SOI BEGINS ON PAGE 40.


                                                               Annual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton Conservative Target Fund
12/31/06

------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                                    NET ASSETS
------------------------------------------------------------------------------
Templeton Global Bond Fund                                               12.6%
- Advisor Class
------------------------------------------------------------------------------
Franklin U.S. Government Securities                                      10.5%
Fund - Advisor Class
------------------------------------------------------------------------------
Franklin Total Return Fund                                                8.8%
- Advisor Class
------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                         8.4%
- Advisor Class
------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                             7.7%
- Advisor Class
------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                     7.5%
------------------------------------------------------------------------------
Mutual Shares Fund                                                        6.5%
- Class Z
------------------------------------------------------------------------------
Mutual European Fund                                                      6.4%
- Class Z
------------------------------------------------------------------------------
Templeton Foreign Fund                                                    2.3%
- Advisor Class
------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                    2.2%
- Advisor Class
------------------------------------------------------------------------------

P&R 90 Day U.S. T-Bill Index for short-term investments and other net assets. For the reporting period, the hybrid benchmark returned +10.15%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity funds, 40% fixed income funds, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.2% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 8.4%

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 28%, MSCI EAFE 12%, LB U.S. Aggregate 40% and P&R 90 Day U.S. T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Annual Report
of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 68.1% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 12.6% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]      /s/ T. Anthony Coffey

                         T. Anthony Coffey, CFA
                         Portfolio Manager
                         Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCIX)                         CHANGE    12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.59      $13.33     $12.74
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.4215
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.0108
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.2287
--------------------------------------------------------------------------------
        TOTAL                         $0.6610
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                           CHANGE    12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.58      $13.29     $12.71
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.3235
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.0108
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.2287
--------------------------------------------------------------------------------
        TOTAL                         $0.5630
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCCX)                         CHANGE    12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.58      $13.18     $12.60
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.3270
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.0108
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.2287
--------------------------------------------------------------------------------
        TOTAL                         $0.5665
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FTCRX)                         CHANGE    12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.59      $13.30     $12.71
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.3869
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.0108
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.2287
--------------------------------------------------------------------------------
        TOTAL                         $0.6264
--------------------------------------------------------------------------------


8 | Annual Report

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                     CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.59      $13.31      $12.72
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.4540
--------------------------------------------------------------------------------
Short-Term Capital Gain               $0.0108
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.2287
--------------------------------------------------------------------------------
        TOTAL                         $0.6935
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                               1-YEAR       5-YEAR          10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2             +9.92%      +40.31%          +97.92%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +3.57%       +5.75%           +6.43%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4        $10,357      $13,228          $18,654
--------------------------------------------------------------------------------
CLASS B                               1-YEAR       3-YEAR    INCEPTION (12/1/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +9.05%      +21.48%          +23.55%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +5.05%       +5.82%           +6.25%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4        $10,505      $11,848          $12,055
--------------------------------------------------------------------------------
CLASS C                               1-YEAR       5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2             +9.16%      +35.05%          +83.12%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +8.16%       +6.19%           +6.24%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4        $10,816      $13,505          $18,312
--------------------------------------------------------------------------------
CLASS R                               1-YEAR       3-YEAR     INCEPTION (1/1/02)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +9.73%      +23.39%          +38.55%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +9.73%       +7.26%           +6.75%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4        $10,973      $12,339          $13,855
--------------------------------------------------------------------------------
ADVISOR CLASS 5                       1-YEAR       5-YEAR          10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2            +10.28%      +40.66%          +98.43%
--------------------------------------------------------------------------------
Average Annual Total Return 3        +10.28%       +7.06%           +7.09%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4        $11,028      $14,066          $19,843
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
 CLASS A                     12/31/06
-------------------------------------
 1-Year                        +3.57%
-------------------------------------
 5-Year                        +5.75%
-------------------------------------
 10-Year                       +6.43%
-------------------------------------

CLASS A (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Conservative                             MSCI EAFE          LB U.S.         P&R 90 Day U.S.
              Date           Target Fund            S&P 500 6           Index 6      Aggregate Index 6    T-Bill Index 6
----------------------------------------------------------------------------------------------------------------------------
           1/1/1997             $ 9,425               $10,000           $10,000           $10,000             $10,000
          1/31/1997             $ 9,576               $10,624           $ 9,652           $10,031             $10,045
          2/28/1997             $ 9,585               $10,708           $ 9,813           $10,056             $10,083
          3/31/1997             $ 9,474               $10,269           $ 9,850           $ 9,944             $10,126
          4/30/1997             $ 9,502               $10,881           $ 9,905           $10,093             $10,172
          5/31/1997             $ 9,814               $11,543           $10,552           $10,188             $10,223
          6/30/1997             $10,028               $12,060           $11,136           $10,309             $10,261
          7/31/1997             $10,293               $13,019           $11,319           $10,587             $10,305
          8/31/1997             $10,189               $12,290           $10,476           $10,497             $10,351
          9/30/1997             $10,570               $12,963           $11,065           $10,652             $10,399
         10/31/1997             $10,351               $12,531           $10,217           $10,806             $10,438
         11/30/1997             $10,408               $13,110           $10,115           $10,856             $10,484
         12/31/1997             $10,513               $13,335           $10,206           $10,965             $10,530
          1/31/1998             $10,503               $13,482           $10,675           $11,106             $10,582
          2/28/1998             $10,797               $14,454           $11,362           $11,098             $10,623
          3/31/1998             $11,036               $15,194           $11,715           $11,136             $10,675
          4/30/1998             $11,095               $15,347           $11,810           $11,194             $10,725
          5/31/1998             $10,987               $15,083           $11,756           $11,300             $10,771
          6/30/1998             $10,988               $15,695           $11,847           $11,396             $10,815
          7/31/1998             $10,850               $15,529           $11,970           $11,420             $10,862
          8/31/1998             $10,219               $13,286           $10,490           $11,606             $10,914
          9/30/1998             $10,397               $14,137           $10,171           $11,878             $10,970
         10/31/1998             $10,526               $15,286           $11,234           $11,815             $11,013
         11/30/1998             $10,715               $16,212           $11,812           $11,882             $11,048
         12/31/1998             $10,826               $17,146           $12,281           $11,918             $11,094
          1/31/1999             $10,898               $17,862           $12,247           $12,003             $11,137
          2/28/1999             $10,754               $17,307           $11,958           $11,794             $11,172
          3/31/1999             $10,916               $18,000           $12,460           $11,859             $11,220
          4/30/1999             $11,185               $18,697           $12,968           $11,896             $11,262
          5/31/1999             $11,092               $18,256           $12,303           $11,792             $11,305
          6/30/1999             $11,273               $19,268           $12,786           $11,755             $11,347
          7/31/1999             $11,200               $18,667           $13,169           $11,705             $11,394
          8/31/1999             $11,211               $18,575           $13,220           $11,699             $11,438
          9/30/1999             $11,196               $18,066           $13,356           $11,834             $11,488
         10/31/1999             $11,501               $19,209           $13,859           $11,878             $11,533
         11/30/1999             $12,123               $19,600           $14,343           $11,877             $11,579
         12/31/1999             $13,021               $20,753           $15,633           $11,820             $11,632
          1/31/2000             $12,881               $19,711           $14,643           $11,781             $11,677
          2/29/2000             $13,950               $19,338           $15,040           $11,924             $11,730
          3/31/2000             $13,756               $21,228           $15,626           $12,081             $11,789
          4/30/2000             $13,245               $20,590           $14,806           $12,046             $11,849
          5/31/2000             $12,962               $20,169           $14,448           $12,041             $11,913
          6/30/2000             $13,335               $20,666           $15,016           $12,291             $11,964
          7/31/2000             $13,302               $20,343           $14,389           $12,403             $12,019
          8/31/2000             $13,818               $21,606           $14,517           $12,583             $12,082
          9/30/2000             $13,675               $20,466           $13,813           $12,662             $12,148
         10/31/2000             $13,487               $20,379           $13,490           $12,746             $12,209
         11/30/2000             $12,999               $18,773           $12,987           $12,954             $12,276
         12/31/2000             $13,418               $18,865           $13,451           $13,194             $12,347
          1/31/2001             $13,781               $19,534           $13,445           $13,410             $12,428
          2/28/2001             $13,348               $17,754           $12,438           $13,527             $12,478
          3/31/2001             $13,004               $16,630           $11,614           $13,595             $12,540
          4/30/2001             $13,416               $17,922           $12,429           $13,538             $12,592
          5/31/2001             $13,498               $18,042           $12,000           $13,620             $12,641
          6/30/2001             $13,439               $17,603           $11,514           $13,671             $12,678
          7/31/2001             $13,380               $17,429           $11,305           $13,977             $12,720
          8/31/2001             $13,214               $16,339           $11,021           $14,137             $12,762
          9/30/2001             $12,493               $15,020           $ 9,908           $14,302             $12,818
         10/31/2001             $12,839               $15,307           $10,161           $14,601             $12,851
         11/30/2001             $13,150               $16,481           $10,536           $14,400             $12,878
         12/31/2001             $13,295               $16,625           $10,599           $14,308             $12,899
          1/31/2002             $13,283               $16,383           $10,037           $14,424             $12,917
          2/28/2002             $13,271               $16,067           $10,107           $14,564             $12,934
          3/31/2002             $13,544               $16,671           $10,659           $14,322             $12,953
          4/30/2002             $13,581               $15,661           $10,736           $14,599             $12,973
          5/31/2002             $13,532               $15,546           $10,882           $14,723             $12,993
          6/30/2002             $13,141               $14,439           $10,453           $14,851             $13,012
          7/31/2002             $12,611               $13,313           $ 9,422           $15,030             $13,031
          8/31/2002             $12,698               $13,401           $ 9,403           $15,284             $13,050
          9/30/2002             $12,306               $11,946           $ 8,395           $15,531             $13,071
         10/31/2002             $12,541               $12,996           $ 8,847           $15,461             $13,091
         11/30/2002             $12,876               $13,760           $ 9,250           $15,456             $13,111
         12/31/2002             $12,792               $12,952           $ 8,939           $15,776             $13,125
          1/31/2003             $12,742               $12,613           $ 8,567           $15,789             $13,139
          2/28/2003             $12,704               $12,424           $ 8,371           $16,008             $13,151
          3/31/2003             $12,687               $12,543           $ 8,213           $15,995             $13,165
          4/30/2003             $13,152               $13,577           $ 9,027           $16,127             $13,178
          5/31/2003             $13,654               $14,292           $ 9,583           $16,428             $13,192
          6/30/2003             $13,732               $14,474           $ 9,820           $16,395             $13,208
          7/31/2003             $13,745               $14,730           $10,059           $15,844             $13,217
          8/31/2003             $14,047               $15,016           $10,304           $15,949             $13,227
          9/30/2003             $14,142               $14,857           $10,623           $16,372             $13,239
         10/31/2003             $14,484               $15,697           $11,286           $16,219             $13,249
         11/30/2003             $14,712               $15,835           $11,539           $16,258             $13,260
         12/31/2003             $15,011               $16,665           $12,441           $16,423             $13,270
          1/31/2004             $15,126               $16,971           $12,617           $16,555             $13,281
          2/29/2004             $15,266               $17,207           $12,911           $16,734             $13,290
          3/31/2004             $15,288               $16,947           $12,989           $16,860             $13,301
          4/30/2004             $14,904               $16,682           $12,706           $16,421             $13,311
          5/31/2004             $14,993               $16,910           $12,761           $16,355             $13,320
          6/30/2004             $15,172               $17,239           $13,046           $16,448             $13,326
          7/31/2004             $14,967               $16,668           $12,624           $16,611             $13,338
          8/31/2004             $15,082               $16,735           $12,683           $16,928             $13,352
          9/30/2004             $15,329               $16,916           $13,016           $16,974             $13,367
         10/31/2004             $15,548               $17,175           $13,461           $17,116             $13,382
         11/30/2004             $15,948               $17,870           $14,384           $16,979             $13,395
         12/31/2004             $16,209               $18,477           $15,016           $17,136             $13,421
          1/31/2005             $16,001               $18,027           $14,741           $17,243             $13,440
          2/28/2005             $16,248               $18,406           $15,381           $17,142             $13,461
          3/31/2005             $16,028               $18,081           $15,001           $17,053             $13,492
          4/30/2005             $15,859               $17,738           $14,665           $17,284             $13,521
          5/31/2005             $16,093               $18,302           $14,688           $17,471             $13,552
          6/30/2005             $16,238               $18,328           $14,888           $17,567             $13,582
          7/31/2005             $16,486               $19,009           $15,346           $17,407             $13,612
          8/31/2005             $16,552               $18,836           $15,738           $17,630             $13,649
          9/30/2005             $16,674               $18,988           $16,442           $17,448             $13,688
         10/31/2005             $16,424               $18,672           $15,963           $17,310             $13,720
         11/30/2005             $16,766               $19,377           $16,358           $17,387             $13,765
         12/31/2005             $16,971               $19,384           $17,120           $17,552             $13,809
          1/31/2006             $17,491               $19,897           $18,172           $17,553             $13,848
          2/28/2006             $17,491               $19,951           $18,135           $17,611             $13,892
          3/31/2006             $17,676               $20,199           $18,742           $17,438             $13,946
          4/30/2006             $17,863               $20,470           $19,651           $17,407             $13,996
          5/31/2006             $17,502               $19,882           $18,911           $17,388             $14,051
          6/30/2006             $17,514               $19,908           $18,918           $17,425             $14,104
          7/31/2006             $17,514               $20,031           $19,108           $17,661             $14,162
          8/31/2006             $17,758               $20,507           $19,638           $17,931             $14,224
          9/30/2006             $17,826               $21,035           $19,672           $18,089             $14,287
         10/31/2006             $18,208               $21,720           $20,439           $18,208             $14,342
         11/30/2006             $18,577               $22,133           $21,056           $18,419             $14,403
         12/31/2006             $18,654               $22,443           $21,718           $18,313             $14,465

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS B                           12/31/06
--------------------------------------------
 1-Year                               +5.05%
--------------------------------------------
 3-Year                               +5.82%
--------------------------------------------
 Since Inception (12/1/03)            +6.25%
--------------------------------------------

CLASS B (12/1/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Conservative                               MSCI EAFE          LB U.S.       P&R 90 Day U.S.
              Date           Target Fund            S&P 500 6             Index 6      Aggregate Index 6  T-Bill Index 6
---------------------------------------------------------------------------------------------------------------------------
          12/1/2003            $10,000               $10,000              $10,000           $10,000           $10,000
         12/31/2003            $10,170               $10,524              $10,782           $10,102           $10,008
          1/31/2004            $10,239               $10,717              $10,935           $10,183           $10,016
          2/29/2004            $10,326               $10,866              $11,189           $10,293           $10,023
          3/31/2004            $10,337               $10,702              $11,257           $10,370           $10,031
          4/30/2004            $10,068               $10,534              $11,012           $10,101           $10,038
          5/31/2004            $10,129               $10,679              $11,059           $10,060           $10,045
          6/30/2004            $10,237               $10,886              $11,306           $10,117           $10,050
          7/31/2004            $10,098               $10,526              $10,941           $10,217           $10,059
          8/31/2004            $10,168               $10,568              $10,991           $10,412           $10,069
          9/30/2004            $10,329               $10,683              $11,280           $10,440           $10,080
         10/31/2004            $10,468               $10,846              $11,666           $10,528           $10,092
         11/30/2004            $10,738               $11,285              $12,466           $10,444           $10,102
         12/31/2004            $10,908               $11,668              $13,013           $10,540           $10,122
          1/31/2005            $10,751               $11,384              $12,775           $10,606           $10,136
          2/28/2005            $10,917               $11,624              $13,330           $10,544           $10,151
          3/31/2005            $10,757               $11,418              $13,001           $10,489           $10,175
          4/30/2005            $10,643               $11,201              $12,710           $10,631           $10,196
          5/31/2005            $10,792               $11,558              $12,729           $10,746           $10,220
          6/30/2005            $10,878               $11,574              $12,903           $10,805           $10,243
          7/31/2005            $11,045               $12,004              $13,299           $10,707           $10,265
          8/31/2005            $11,080               $11,895              $13,639           $10,844           $10,293
          9/30/2005            $11,150               $11,991              $14,250           $10,732           $10,323
         10/31/2005            $10,982               $11,791              $13,834           $10,647           $10,347
         11/30/2005            $11,194               $12,237              $14,177           $10,694           $10,381
         12/31/2005            $11,330               $12,241              $14,837           $10,796           $10,414
          1/31/2006            $11,669               $12,565              $15,749           $10,797           $10,443
          2/28/2006            $11,669               $12,599              $15,717           $10,833           $10,477
          3/31/2006            $11,779               $12,756              $16,243           $10,726           $10,518
          4/30/2006            $11,886               $12,927              $17,030           $10,707           $10,555
          5/31/2006            $11,645               $12,555              $16,389           $10,695           $10,597
          6/30/2006            $11,650               $12,572              $16,395           $10,718           $10,637
          7/31/2006            $11,632               $12,650              $16,560           $10,863           $10,680
          8/31/2006            $11,795               $12,950              $17,019           $11,029           $10,727
          9/30/2006            $11,835               $13,284              $17,049           $11,126           $10,774
         10/31/2006            $12,071               $13,716              $17,714           $11,200           $10,816
         11/30/2006            $12,316               $13,977              $18,248           $11,330           $10,862
         12/31/2006            $12,055               $14,173              $18,822           $11,264           $10,909


10 | Annual Report

CLASS C (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Conservative                      MSCI EAFE              LB U.S.       P&R 90 Day U.S.
              Date           Target Fund      S&P 500 6           Index 6        Aggregate Index 6   T-Bill Index 6
----------------------------------------------------------------------------------------------------------------------
             1/1/1997         $10,000          $10,000            $10,000              $10,000           $10,000
            1/31/1997         $10,160          $10,624            $ 9,652              $10,031           $10,045
            2/28/1997         $10,150          $10,708            $ 9,813              $10,056           $10,083
            3/31/1997         $ 9,998          $10,269            $ 9,850              $ 9,944           $10,126
            4/30/1997         $10,028          $10,881            $ 9,905              $10,093           $10,172
            5/31/1997         $10,359          $11,543            $10,552              $10,188           $10,223
            6/30/1997         $10,577          $12,060            $11,136              $10,309           $10,261
            7/31/1997         $10,848          $13,019            $11,319              $10,587           $10,305
            8/31/1997         $10,717          $12,290            $10,476              $10,497           $10,351
            9/30/1997         $11,111          $12,963            $11,065              $10,652           $10,399
           10/31/1997         $10,879          $12,531            $10,217              $10,806           $10,438
           11/30/1997         $10,940          $13,110            $10,115              $10,856           $10,484
           12/31/1997         $11,042          $13,335            $10,206              $10,965           $10,530
            1/31/1998         $11,021          $13,482            $10,675              $11,106           $10,582
            2/28/1998         $11,321          $14,454            $11,362              $11,098           $10,623
            3/31/1998         $11,570          $15,194            $11,715              $11,136           $10,675
            4/30/1998         $11,621          $15,347            $11,810              $11,194           $10,725
            5/31/1998         $11,507          $15,083            $11,756              $11,300           $10,771
            6/30/1998         $11,499          $15,695            $11,847              $11,396           $10,815
            7/31/1998         $11,343          $15,529            $11,970              $11,420           $10,862
            8/31/1998         $10,678          $13,286            $10,490              $11,606           $10,914
            9/30/1998         $10,857          $14,137            $10,171              $11,878           $10,970
           10/31/1998         $10,983          $15,286            $11,234              $11,815           $11,013
           11/30/1998         $11,171          $16,212            $11,812              $11,882           $11,048
           12/31/1998         $11,283          $17,146            $12,281              $11,918           $11,094
            1/31/1999         $11,348          $17,862            $12,247              $12,003           $11,137
            2/28/1999         $11,196          $17,307            $11,958              $11,794           $11,172
            3/31/1999         $11,363          $18,000            $12,460              $11,859           $11,220
            4/30/1999         $11,623          $18,697            $12,968              $11,896           $11,262
            5/31/1999         $11,525          $18,256            $12,303              $11,792           $11,305
            6/30/1999         $11,701          $19,268            $12,786              $11,755           $11,347
            7/31/1999         $11,625          $18,667            $13,169              $11,705           $11,394
            8/31/1999         $11,625          $18,575            $13,220              $11,699           $11,438
            9/30/1999         $11,608          $18,066            $13,356              $11,834           $11,488
           10/31/1999         $11,916          $19,209            $13,859              $11,878           $11,533
           11/30/1999         $12,542          $19,600            $14,343              $11,877           $11,579
           12/31/1999         $13,472          $20,753            $15,633              $11,820           $11,632
            1/31/2000         $13,314          $19,711            $14,643              $11,781           $11,677
            2/29/2000         $14,417          $19,338            $15,040              $11,924           $11,730
            3/31/2000         $14,201          $21,228            $15,626              $12,081           $11,789
            4/30/2000         $13,669          $20,590            $14,806              $12,046           $11,849
            5/31/2000         $13,375          $20,169            $14,448              $12,041           $11,913
            6/30/2000         $13,738          $20,666            $15,016              $12,291           $11,964
            7/31/2000         $13,704          $20,343            $14,389              $12,403           $12,019
            8/31/2000         $14,216          $21,606            $14,517              $12,583           $12,082
            9/30/2000         $14,066          $20,466            $13,813              $12,662           $12,148
           10/31/2000         $13,871          $20,379            $13,490              $12,746           $12,209
           11/30/2000         $13,353          $18,773            $12,987              $12,954           $12,276
           12/31/2000         $13,777          $18,865            $13,451              $13,194           $12,347
            1/31/2001         $14,140          $19,534            $13,445              $13,410           $12,428
            2/28/2001         $13,692          $17,754            $12,438              $13,527           $12,478
            3/31/2001         $13,330          $16,630            $11,614              $13,595           $12,540
            4/30/2001         $13,743          $17,922            $12,429              $13,538           $12,592
            5/31/2001         $13,816          $18,042            $12,000              $13,620           $12,641
            6/30/2001         $13,743          $17,603            $11,514              $13,671           $12,678
            7/31/2001         $13,682          $17,429            $11,305              $13,977           $12,720
            8/31/2001         $13,499          $16,339            $11,021              $14,137           $12,762
            9/30/2001         $12,755          $15,020            $ 9,908              $14,302           $12,818
           10/31/2001         $13,100          $15,307            $10,161              $14,601           $12,851
           11/30/2001         $13,408          $16,481            $10,536              $14,400           $12,878
           12/31/2001         $13,560          $16,625            $10,599              $14,308           $12,899
            1/31/2002         $13,522          $16,383            $10,037              $14,424           $12,917
            2/28/2002         $13,497          $16,067            $10,107              $14,564           $12,934
            3/31/2002         $13,775          $16,671            $10,659              $14,322           $12,953
            4/30/2002         $13,800          $15,661            $10,736              $14,599           $12,973
            5/31/2002         $13,737          $15,546            $10,882              $14,723           $12,993
            6/30/2002         $13,338          $14,439            $10,453              $14,851           $13,012
            7/31/2002         $12,795          $13,313            $ 9,422              $15,030           $13,031
            8/31/2002         $12,884          $13,401            $ 9,403              $15,284           $13,050
            9/30/2002         $12,475          $11,946            $ 8,395              $15,531           $13,071
           10/31/2002         $12,703          $12,996            $ 8,847              $15,461           $13,091
           11/30/2002         $13,032          $13,760            $ 9,250              $15,456           $13,111
           12/31/2002         $12,943          $12,952            $ 8,939              $15,776           $13,125
            1/31/2003         $12,879          $12,613            $ 8,567              $15,789           $13,139
            2/28/2003         $12,841          $12,424            $ 8,371              $16,008           $13,151
            3/31/2003         $12,815          $12,543            $ 8,213              $15,995           $13,165
            4/30/2003         $13,263          $13,577            $ 9,027              $16,127           $13,178
            5/31/2003         $13,775          $14,292            $ 9,583              $16,428           $13,192
            6/30/2003         $13,845          $14,474            $ 9,820              $16,395           $13,208
            7/31/2003         $13,845          $14,730            $10,059              $15,844           $13,217
            8/31/2003         $14,140          $15,016            $10,304              $15,949           $13,227
            9/30/2003         $14,226          $14,857            $10,623              $16,372           $13,239
           10/31/2003         $14,560          $15,697            $11,286              $16,219           $13,249
           11/30/2003         $14,778          $15,835            $11,539              $16,258           $13,260
           12/31/2003         $15,073          $16,665            $12,441              $16,423           $13,270
            1/31/2004         $15,177          $16,971            $12,617              $16,555           $13,281
            2/29/2004         $15,306          $17,207            $12,911              $16,734           $13,290
            3/31/2004         $15,324          $16,947            $12,989              $16,860           $13,301
            4/30/2004         $14,922          $16,682            $12,706              $16,421           $13,311
            5/31/2004         $15,013          $16,910            $12,761              $16,355           $13,320
            6/30/2004         $15,165          $17,239            $13,046              $16,448           $13,326
            7/31/2004         $14,957          $16,668            $12,624              $16,611           $13,338
            8/31/2004         $15,061          $16,735            $12,683              $16,928           $13,352
            9/30/2004         $15,309          $16,916            $13,016              $16,974           $13,367
           10/31/2004         $15,517          $17,175            $13,461              $17,116           $13,382
           11/30/2004         $15,907          $17,870            $14,384              $16,979           $13,395
           12/31/2004         $16,158          $18,477            $15,016              $17,136           $13,421
            1/31/2005         $15,923          $18,027            $14,741              $17,243           $13,440
            2/28/2005         $16,171          $18,406            $15,381              $17,142           $13,461
            3/31/2005         $15,943          $18,081            $15,001              $17,053           $13,492
            4/30/2005         $15,773          $17,738            $14,665              $17,284           $13,521
            5/31/2005         $15,983          $18,302            $14,688              $17,471           $13,552
            6/30/2005         $16,124          $18,328            $14,888              $17,567           $13,582
            7/31/2005         $16,360          $19,009            $15,346              $17,407           $13,612
            8/31/2005         $16,413          $18,836            $15,738              $17,630           $13,649
            9/30/2005         $16,519          $18,988            $16,442              $17,448           $13,688
           10/31/2005         $16,269          $18,672            $15,963              $17,310           $13,720
           11/30/2005         $16,585          $19,377            $16,358              $17,387           $13,765
           12/31/2005         $16,776          $19,384            $17,120              $17,552           $13,809
            1/31/2006         $17,296          $19,897            $18,172              $17,553           $13,848
            2/28/2006         $17,282          $19,951            $18,135              $17,611           $13,892
            3/31/2006         $17,461          $20,199            $18,742              $17,438           $13,946
            4/30/2006         $17,621          $20,470            $19,651              $17,407           $13,996
            5/31/2006         $17,247          $19,882            $18,911              $17,388           $14,051
            6/30/2006         $17,267          $19,908            $18,918              $17,425           $14,104
            7/31/2006         $17,240          $20,031            $19,108              $17,661           $14,162
            8/31/2006         $17,470          $20,507            $19,638              $17,931           $14,224
            9/30/2006         $17,532          $21,035            $19,672              $18,089           $14,287
           10/31/2006         $17,899          $21,720            $20,439              $18,208           $14,342
           11/30/2006         $18,252          $22,133            $21,056              $18,419           $14,403
           12/31/2006         $18,312          $22,443            $21,718              $18,313           $14,465

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
 CLASS C                                12/31/06
------------------------------------------------
 1-Year                                   +8.16%
------------------------------------------------
 5-Year                                   +6.19%
------------------------------------------------
 10-Year                                  +6.24%
------------------------------------------------

CLASS R (1/1/02-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         FT Conservative                     MSCI EAFE           LB U.S.         P&R 90 Day U.S.
              Date         Target Fund        S&P 500 6       Index 6       Aggregate Index 6    T-Bill Index 6
---------------------------------------------------------------------------------------------------------------------------
              1/1/2002      $10,000             $10,000          $10,000           $10,000           $10,000
             1/31/2002      $ 9,982             $ 9,854          $ 9,469           $10,081           $10,014
             2/28/2002      $ 9,972             $ 9,664          $ 9,536           $10,179           $10,027
             3/31/2002      $10,178             $10,028          $10,057           $10,009           $10,042
             4/30/2002      $10,196             $ 9,420          $10,130           $10,203           $10,057
             5/31/2002      $10,159             $ 9,351          $10,267           $10,290           $10,073
             6/30/2002      $ 9,869             $ 8,685          $ 9,862           $10,379           $10,088
             7/31/2002      $ 9,461             $ 8,008          $ 8,889           $10,504           $10,102
             8/31/2002      $ 9,526             $ 8,061          $ 8,871           $10,682           $10,117
             9/30/2002      $ 9,232             $ 7,185          $ 7,921           $10,855           $10,133
            10/31/2002      $ 9,409             $ 7,817          $ 8,347           $10,805           $10,149
            11/30/2002      $ 9,650             $ 8,277          $ 8,727           $10,802           $10,165
            12/31/2002      $ 9,591             $ 7,791          $ 8,434           $11,025           $10,175
             1/31/2003      $ 9,554             $ 7,587          $ 8,083           $11,035           $10,186
             2/28/2003      $ 9,516             $ 7,473          $ 7,898           $11,188           $10,195
             3/31/2003      $ 9,510             $ 7,545          $ 7,749           $11,179           $10,207
             4/30/2003      $ 9,850             $ 8,167          $ 8,517           $11,271           $10,217
             5/31/2003      $10,228             $ 8,596          $ 9,041           $11,481           $10,227
             6/30/2003      $10,284             $ 8,706          $ 9,265           $11,459           $10,240
             7/31/2003      $10,293             $ 8,860          $ 9,491           $11,073           $10,247
             8/31/2003      $10,511             $ 9,032          $ 9,721           $11,147           $10,255
             9/30/2003      $10,584             $ 8,937          $10,023           $11,442           $10,263
            10/31/2003      $10,831             $ 9,442          $10,648           $11,335           $10,272
            11/30/2003      $11,002             $ 9,525          $10,887           $11,362           $10,280
            12/31/2003      $11,228             $10,024          $11,738           $11,478           $10,288
             1/31/2004      $11,314             $10,208          $11,904           $11,570           $10,297
             2/29/2004      $11,410             $10,350          $12,181           $11,696           $10,303
             3/31/2004      $11,431             $10,194          $12,255           $11,783           $10,312
             4/30/2004      $11,134             $10,034          $11,988           $11,477           $10,319
             5/31/2004      $11,210             $10,171          $12,040           $11,431           $10,326
             6/30/2004      $11,328             $10,369          $12,308           $11,495           $10,331
             7/31/2004      $11,174             $10,026          $11,911           $11,609           $10,341
             8/31/2004      $11,260             $10,066          $11,966           $11,831           $10,351
             9/30/2004      $11,449             $10,175          $12,280           $11,863           $10,363
            10/31/2004      $11,604             $10,331          $12,700           $11,962           $10,375
            11/30/2004      $11,902             $10,749          $13,571           $11,867           $10,385
            12/31/2004      $12,098             $11,114          $14,167           $11,976           $10,405
             1/31/2005      $11,932             $10,843          $13,908           $12,051           $10,420
             2/28/2005      $12,117             $11,071          $14,512           $11,980           $10,436
             3/31/2005      $11,948             $10,876          $14,153           $11,919           $10,460
             4/30/2005      $11,821             $10,669          $13,837           $12,080           $10,482
             5/31/2005      $11,996             $11,009          $13,858           $12,211           $10,506
             6/30/2005      $12,097             $11,024          $14,047           $12,277           $10,530
             7/31/2005      $12,283             $11,434          $14,479           $12,165           $10,553
             8/31/2005      $12,332             $11,330          $14,849           $12,321           $10,582
             9/30/2005      $12,415             $11,422          $15,513           $12,194           $10,612
            10/31/2005      $12,228             $11,231          $15,061           $12,098           $10,636
            11/30/2005      $12,474             $11,655          $15,433           $12,151           $10,672
            12/31/2005      $12,627             $11,660          $16,153           $12,267           $10,705
             1/31/2006      $13,013             $11,968          $17,145           $12,268           $10,736
             2/28/2006      $13,013             $12,001          $17,110           $12,308           $10,770
             3/31/2006      $13,155             $12,150          $17,683           $12,188           $10,812
             4/30/2006      $13,284             $12,313          $18,540           $12,165           $10,851
             5/31/2006      $13,005             $11,959          $17,843           $12,152           $10,893
             6/30/2006      $13,025             $11,975          $17,849           $12,178           $10,934
             7/31/2006      $13,015             $12,049          $18,028           $12,343           $10,979
             8/31/2006      $13,197             $12,335          $18,528           $12,532           $11,028
             9/30/2006      $13,239             $12,653          $18,561           $12,642           $11,076
            10/31/2006      $13,524             $13,065          $19,284           $12,726           $11,119
            11/30/2006      $13,798             $13,313          $19,866           $12,873           $11,166
            12/31/2006      $13,855             $13,500          $20,491           $12,798           $11,215

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
 CLASS R                            12/31/06
---------------------------------------------
 1-Year                                +9.73%
---------------------------------------------
 3-Year                                +7.26%
---------------------------------------------
 Since Inception (1/1/02)              +6.75%
---------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 ADVISOR CLASS 5                    12/31/06
--------------------------------------------
 1-Year                              +10.28%
--------------------------------------------
 5-Year                               +7.06%
--------------------------------------------
 10-Year                              +7.09%
--------------------------------------------

ADVISOR CLASS (1/1/97-12/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         FT Conservative                  MSCI EAFE           LB U.S.       P&R 90 Day U.S.
              Date         Target Fund      S&P 500 6     Index 6       Aggregate Index 6   T-Bill Index 6
-----------------------------------------------------------------------------------------------------------------
           1/1/1997           $10,000        $10,000      $10,000              $10,000         $10,000
          1/31/1997           $10,160        $10,624      $ 9,652              $10,031         $10,045
          2/28/1997           $10,170        $10,708      $ 9,813              $10,056         $10,083
          3/31/1997           $10,051        $10,269      $ 9,850               $9,944         $10,126
          4/30/1997           $10,082        $10,881      $ 9,905              $10,093         $10,172
          5/31/1997           $10,413        $11,543      $10,552              $10,188         $10,223
          6/30/1997           $10,639        $12,060      $11,136              $10,309         $10,261
          7/31/1997           $10,921        $13,019      $11,319              $10,587         $10,305
          8/31/1997           $10,810        $12,290      $10,476              $10,497         $10,351
          9/30/1997           $11,215        $12,963      $11,065              $10,652         $10,399
         10/31/1997           $10,982        $12,531      $10,217              $10,806         $10,438
         11/30/1997           $11,043        $13,110      $10,115              $10,856         $10,484
         12/31/1997           $11,155        $13,335      $10,206              $10,965         $10,530
          1/31/1998           $11,144        $13,482      $10,675              $11,106         $10,582
          2/28/1998           $11,456        $14,454      $11,362              $11,098         $10,623
          3/31/1998           $11,709        $15,194      $11,715              $11,136         $10,675
          4/30/1998           $11,771        $15,347      $11,810              $11,194         $10,725
          5/31/1998           $11,657        $15,083      $11,756              $11,300         $10,771
          6/30/1998           $11,659        $15,695      $11,847              $11,396         $10,815
          7/31/1998           $11,512        $15,529      $11,970              $11,420         $10,862
          8/31/1998           $10,842        $13,286      $10,490              $11,606         $10,914
          9/30/1998           $11,031        $14,137      $10,171              $11,878         $10,970
         10/31/1998           $11,168        $15,286      $11,234              $11,815         $11,013
         11/30/1998           $11,369        $16,212      $11,812              $11,882         $11,048
         12/31/1998           $11,486        $17,146      $12,281              $11,918         $11,094
          1/31/1999           $11,563        $17,862      $12,247              $12,003         $11,137
          2/28/1999           $11,410        $17,307      $11,958              $11,794         $11,172
          3/31/1999           $11,582        $18,000      $12,460              $11,859         $11,220
          4/30/1999           $11,868        $18,697      $12,968              $11,896         $11,262
          5/31/1999           $11,769        $18,256      $12,303              $11,792         $11,305
          6/30/1999           $11,961        $19,268      $12,786              $11,755         $11,347
          7/31/1999           $11,884        $18,667      $13,169              $11,705         $11,394
          8/31/1999           $11,895        $18,575      $13,220              $11,699         $11,438
          9/30/1999           $11,879        $18,066      $13,356              $11,834         $11,488
         10/31/1999           $12,203        $19,209      $13,859              $11,878         $11,533
         11/30/1999           $12,862        $19,600      $14,343              $11,877         $11,579
         12/31/1999           $13,815        $20,753      $15,633              $11,820         $11,632
          1/31/2000           $13,666        $19,711      $14,643              $11,781         $11,677
          2/29/2000           $14,801        $19,338      $15,040              $11,924         $11,730
          3/31/2000           $14,595        $21,228      $15,626              $12,081         $11,789
          4/30/2000           $14,053        $20,590      $14,806              $12,046         $11,849
          5/31/2000           $13,753        $20,169      $14,448              $12,041         $11,913
          6/30/2000           $14,149        $20,666      $15,016              $12,291         $11,964
          7/31/2000           $14,114        $20,343      $14,389              $12,403         $12,019
          8/31/2000           $14,661        $21,606      $14,517              $12,583         $12,082
          9/30/2000           $14,509        $20,466      $13,813              $12,662         $12,148
         10/31/2000           $14,309        $20,379      $13,490              $12,746         $12,209
         11/30/2000           $13,792        $18,773      $12,987              $12,954         $12,276
         12/31/2000           $14,237        $18,865      $13,451              $13,194         $12,347
          1/31/2001           $14,622        $19,534      $13,445              $13,410         $12,428
          2/28/2001           $14,162        $17,754      $12,438              $13,527         $12,478
          3/31/2001           $13,798        $16,630      $11,614              $13,595         $12,540
          4/30/2001           $14,234        $17,922      $12,429              $13,538         $12,592
          5/31/2001           $14,322        $18,042      $12,000              $13,620         $12,641
          6/30/2001           $14,259        $17,603      $11,514              $13,671         $12,678
          7/31/2001           $14,196        $17,429      $11,305              $13,977         $12,720
          8/31/2001           $14,020        $16,339      $11,021              $14,137         $12,762
          9/30/2001           $13,255        $15,020      $ 9,908              $14,302         $12,818
         10/31/2001           $13,622        $15,307      $10,161              $14,601         $12,851
         11/30/2001           $13,952        $16,481      $10,536              $14,400         $12,878
         12/31/2001           $14,106        $16,625      $10,599              $14,308         $12,899
          1/31/2002           $14,093        $16,383      $10,037              $14,424         $12,917
          2/28/2002           $14,080        $16,067      $10,107              $14,564         $12,934
          3/31/2002           $14,370        $16,671      $10,659              $14,322         $12,953
          4/30/2002           $14,409        $15,661      $10,736              $14,599         $12,973
          5/31/2002           $14,357        $15,546      $10,882              $14,723         $12,993
          6/30/2002           $13,942        $14,439      $10,453              $14,851         $13,012
          7/31/2002           $13,381        $13,313      $ 9,422              $15,030         $13,031
          8/31/2002           $13,472        $13,401      $ 9,403              $15,284         $13,050
          9/30/2002           $13,056        $11,946      $ 8,395              $15,531         $13,071
         10/31/2002           $13,306        $12,996      $ 8,847              $15,461         $13,091
         11/30/2002           $13,661        $13,760      $ 9,250              $15,456         $13,111
         12/31/2002           $13,572        $12,952      $ 8,939              $15,776         $13,125
          1/31/2003           $13,519        $12,613      $ 8,567              $15,789         $13,139
          2/28/2003           $13,479        $12,424      $ 8,371              $16,008         $13,151
          3/31/2003           $13,461        $12,543      $ 8,213              $15,995         $13,165
          4/30/2003           $13,954        $13,577      $ 9,027              $16,127         $13,178
          5/31/2003           $14,487        $14,292      $ 9,583              $16,428         $13,192
          6/30/2003           $14,570        $14,474      $ 9,820              $16,395         $13,208
          7/31/2003           $14,583        $14,730      $10,059              $15,844         $13,217
          8/31/2003           $14,904        $15,016      $10,304              $15,949         $13,227
          9/30/2003           $15,005        $14,857      $10,623              $16,372         $13,239
         10/31/2003           $15,367        $15,697      $11,286              $16,219         $13,249
         11/30/2003           $15,609        $15,835      $11,539              $16,258         $13,260
         12/31/2003           $15,927        $16,665      $12,441              $16,423         $13,270
          1/31/2004           $16,049        $16,971      $12,617              $16,555         $13,281
          2/29/2004           $16,198        $17,207      $12,911              $16,734         $13,290
          3/31/2004           $16,220        $16,947      $12,989              $16,860         $13,301
          4/30/2004           $15,813        $16,682      $12,706              $16,421         $13,311
          5/31/2004           $15,908        $16,910      $12,761              $16,355         $13,320
          6/30/2004           $16,098        $17,239      $13,046              $16,448         $13,326
          7/31/2004           $15,880        $16,668      $12,624              $16,611         $13,338
          8/31/2004           $16,002        $16,735      $12,683              $16,928         $13,352
          9/30/2004           $16,264        $16,916      $13,016              $16,974         $13,367
         10/31/2004           $16,497        $17,175      $13,461              $17,116         $13,382
         11/30/2004           $16,921        $17,870      $14,384              $16,979         $13,395
         12/31/2004           $17,198        $18,477      $15,016              $17,136         $13,421
          1/31/2005           $16,978        $18,027      $14,741              $17,243         $13,440
          2/28/2005           $17,239        $18,406      $15,381              $17,142         $13,461
          3/31/2005           $17,006        $18,081      $15,001              $17,053         $13,492
          4/30/2005           $16,826        $17,738      $14,665              $17,284         $13,521
          5/31/2005           $17,075        $18,302      $14,688              $17,471         $13,552
          6/30/2005           $17,228        $18,328      $14,888              $17,567         $13,582
          7/31/2005           $17,492        $19,009      $15,346              $17,407         $13,612
          8/31/2005           $17,562        $18,836      $15,738              $17,630         $13,649
          9/30/2005           $17,691        $18,988      $16,442              $17,448         $13,688
         10/31/2005           $17,426        $18,672      $15,963              $17,310         $13,720
         11/30/2005           $17,788        $19,377      $16,358              $17,387         $13,765
         12/31/2005           $17,993        $19,384      $17,120              $17,552         $13,809
          1/31/2006           $18,559        $19,897      $18,172              $17,553         $13,848
          2/28/2006           $18,559        $19,951      $18,135              $17,611         $13,892
          3/31/2006           $18,763        $20,199      $18,742              $17,438         $13,946
          4/30/2006           $18,962        $20,470      $19,651              $17,407         $13,996
          5/31/2006           $18,578        $19,882      $18,911              $17,388         $14,051
          6/30/2006           $18,603        $19,908      $18,918              $17,425         $14,104
          7/31/2006           $18,603        $20,031      $19,108              $17,661         $14,162
          8/31/2006           $18,862        $20,507      $19,638              $17,931         $14,224
          9/30/2006           $18,946        $21,035      $19,672              $18,089         $14,287
         10/31/2006           $19,352        $21,720      $20,439              $18,208         $14,342
         11/30/2006           $19,744        $22,133      $21,056              $18,419         $14,403
         12/31/2006           $19,843        $22,443      $21,718              $18,313         $14,465

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +11.03% and +10.15%.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 6 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


12 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT            ENDING ACCOUNT            EXPENSES PAID DURING
CLASS A                                              VALUE 7/1/06              VALUE 12/31/06          PERIOD* 7/1/06-12/31/06
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                    $1,065.10                      $2.65
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                    $1,022.63                      $2.60
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                    $1,060.50                      $6.49
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                    $1,018.90                      $6.36
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                    $1,060.50                      $6.54
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                    $1,018.85                      $6.41
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                    $1,063.70                      $3.95
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                    $1,021.37                      $3.87
-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                    $1,066.60                      $1.35
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                    $1,023.89                      $1.33
-------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.51%; B: 1.25%; C: 1.26%; R: 0.76%; and
      Advisor: 0.26%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

Franklin Templeton Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .........................     38.8%
Domestic Fixed Income ...................     23.4%
Foreign Equity ..........................     17.2%
Foreign Fixed Income ....................     11.1%
Short-Term Investments & Other Net Assets      9.5%


* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This annual report for Franklin Templeton Moderate Target Fund covers the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A posted a cumulative total return of +11.57% for the 12 months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers
(LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day U.S. T-Bill Index for short-term investments and other net assets. For the reporting

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI. THE SOI BEGINS ON PAGE 46.


                                                              Annual Report | 15

TOP 10 FUND HOLDINGS
Franklin Templeton Moderate Target Fund
12/31/06

------------------------------------------------------------------------------
                                                                   % OF TOTAL
                                                                   NET ASSETS
------------------------------------------------------------------------------
Templeton Global Bond Fund                                              11.1%
- Advisor Class
-----------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                       11.1%
- Advisor Class
-----------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                           10.5%
- Advisor Class
-----------------------------------------------------------------------------
Franklin U.S. Government Securities                                      9.3%
Fund - Advisor Class
-----------------------------------------------------------------------------
Mutual European Fund                                                     8.7%
- Class Z
-----------------------------------------------------------------------------
Mutual Shares Fund                                                       8.7%
- Class Z
-----------------------------------------------------------------------------
Franklin Total Return Fund                                               7.4%
- Advisor Class
-----------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                    6.7%
-----------------------------------------------------------------------------
Templeton Foreign Fund                                                   3.4%
- Advisor Class
-----------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                          3.1%
- Advisor Class
-----------------------------------------------------------------------------

period, the hybrid benchmark returned +12.25%.2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 18.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity funds, 35% fixed income funds, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.3% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 11.1% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.8% of the Fund's total

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 39%, MSCI EAFE 16%, LB U.S. Aggregate 35% and P&R 90 Day U.S. T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


16 | Annual Report
income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 11.1% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED] /s/ T. Anthony Coffey

                T. Anthony Coffey, CFA
                Portfolio Manager
                Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 17

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FMTIX)                            CHANGE   12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.89     $14.03     $13.14
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.3803
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0030
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2277
--------------------------------------------------------------------------------
        TOTAL                        $0.6110
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBMTX)                            CHANGE   12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.89     $13.99     $13.10
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.2693
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0030
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2277
--------------------------------------------------------------------------------
        TOTAL                        $0.5000
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTMTX)                            CHANGE   12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.87     $13.81     $12.94
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.2730
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0030
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2277
--------------------------------------------------------------------------------
        TOTAL                        $0.5037
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FTMRX)                            CHANGE   12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.89     $14.00     $13.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.3407
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0030
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2277
--------------------------------------------------------------------------------
        TOTAL                        $0.5714
--------------------------------------------------------------------------------


18 | Annual Report

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                        CHANGE   12/31/06   12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.88     $14.03     $13.15
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.4170
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0030
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.2277
--------------------------------------------------------------------------------
        TOTAL                        $0.6477
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                   1-YEAR               5-YEAR                  10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +11.57%              +46.66%                 +102.43%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +5.16%               +6.68%                   +6.67%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,516              $13,820                  $19,079
------------------------------------------------------------------------------------------------------
CLASS B                                  1-YEAR               3-YEAR             INCEPTION (12/1/03)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +10.70%              +26.82%                  +29.22%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +6.70%               +7.38%                   +7.85%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,670              $12,382                  $12,622
------------------------------------------------------------------------------------------------------
CLASS C                                   1-YEAR               5-YEAR                  10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +10.72%              +41.34%                  +86.61%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +9.72%               +7.17%                   +6.44%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,972              $14,134                  $18,661
------------------------------------------------------------------------------------------------------
CLASS R                                   1-YEAR               3-YEAR             INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +11.27%              +28.59%                  +44.73%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +11.27%               +8.74%                   +7.68%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $11,127              $12,859                  $14,473
------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                           1-YEAR               5-YEAR                  10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +11.87%              +47.14%                 +103.09%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +11.87%               +8.03%                   +7.34%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $11,187              $14,714                  $20,309
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS A                           12/31/06
-------------------------------------------
 1-Year                              +5.16%
-------------------------------------------
 5-Year                              +6.68%
-------------------------------------------
 10-Year                             +6.67%
-------------------------------------------

CLASS A (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Moderate                       MSCI EAFE           LB U.S.         P&R 90 Day U.S.
              Date         Target Fund        S&P 500 6       Index 6       Aggregate Index 6    T-Bill Index 6
------------------------------------------------------------------------------------------------------------------
             1/1/1997         $ 9,425           $10,000       $10,000            $10,000             $10,000
            1/31/1997         $ 9,670           $10,624       $ 9,652            $10,031             $10,045
            2/28/1997         $ 9,670           $10,708       $ 9,813            $10,056             $10,083
            3/31/1997         $ 9,589           $10,269       $ 9,850            $ 9,944             $10,126
            4/30/1997         $ 9,674           $10,881       $ 9,905            $10,093             $10,172
            5/31/1997         $10,061           $11,543       $10,552            $10,188             $10,223
            6/30/1997         $10,286           $12,060       $11,136            $10,309             $10,261
            7/31/1997         $10,655           $13,019       $11,319            $10,587             $10,305
            8/31/1997         $10,494           $12,290       $10,476            $10,497             $10,351
            9/30/1997         $10,966           $12,963       $11,065            $10,652             $10,399
           10/31/1997         $10,632           $12,531       $10,217            $10,806             $10,438
           11/30/1997         $10,660           $13,110       $10,115            $10,856             $10,484
           12/31/1997         $10,771           $13,335       $10,206            $10,965             $10,530
            1/31/1998         $10,720           $13,482       $10,675            $11,106             $10,582
            2/28/1998         $11,119           $14,454       $11,362            $11,098             $10,623
            3/31/1998         $11,451           $15,194       $11,715            $11,136             $10,675
            4/30/1998         $11,513           $15,347       $11,810            $11,194             $10,725
            5/31/1998         $11,318           $15,083       $11,756            $11,300             $10,771
            6/30/1998         $11,318           $15,695       $11,847            $11,396             $10,815
            7/31/1998         $11,051           $15,529       $11,970            $11,420             $10,862
            8/31/1998         $ 9,943           $13,286       $10,490            $11,606             $10,914
            9/30/1998         $10,164           $14,137       $10,171            $11,878             $10,970
           10/31/1998         $10,381           $15,286       $11,234            $11,815             $11,013
           11/30/1998         $10,619           $16,212       $11,812            $11,882             $11,048
           12/31/1998         $10,788           $17,146       $12,281            $11,918             $11,094
            1/31/1999         $10,884           $17,862       $12,247            $12,003             $11,137
            2/28/1999         $10,670           $17,307       $11,958            $11,794             $11,172
            3/31/1999         $10,909           $18,000       $12,460            $11,859             $11,220
            4/30/1999         $11,241           $18,697       $12,968            $11,896             $11,262
            5/31/1999         $11,134           $18,256       $12,303            $11,792             $11,305
            6/30/1999         $11,351           $19,268       $12,786            $11,755             $11,347
            7/31/1999         $11,243           $18,667       $13,169            $11,705             $11,394
            8/31/1999         $11,265           $18,575       $13,220            $11,699             $11,438
            9/30/1999         $11,244           $18,066       $13,356            $11,834             $11,488
           10/31/1999         $11,667           $19,209       $13,859            $11,878             $11,533
           11/30/1999         $12,481           $19,600       $14,343            $11,877             $11,579
           12/31/1999         $13,727           $20,753       $15,633            $11,820             $11,632
            1/31/2000         $13,561           $19,711       $14,643            $11,781             $11,677
            2/29/2000         $15,067           $19,338       $15,040            $11,924             $11,730
            3/31/2000         $14,767           $21,228       $15,626            $12,081             $11,789
            4/30/2000         $14,055           $20,590       $14,806            $12,046             $11,849
            5/31/2000         $13,665           $20,169       $14,448            $12,041             $11,913
            6/30/2000         $14,514           $20,666       $15,016            $12,291             $11,964
            7/31/2000         $14,369           $20,343       $14,389            $12,403             $12,019
            8/31/2000         $15,163           $21,606       $14,517            $12,583             $12,082
            9/30/2000         $14,828           $20,466       $13,813            $12,662             $12,148
           10/31/2000         $14,286           $20,379       $13,490            $12,746             $12,209
           11/30/2000         $13,124           $18,773       $12,987            $12,954             $12,276
           12/31/2000         $13,577           $18,865       $13,451            $13,194             $12,347
            1/31/2001         $14,063           $19,534       $13,445            $13,410             $12,428
            2/28/2001         $13,311           $17,754       $12,438            $13,527             $12,478
            3/31/2001         $12,795           $16,630       $11,614            $13,595             $12,540
            4/30/2001         $13,434           $17,922       $12,429            $13,538             $12,592
            5/31/2001         $13,504           $18,042       $12,000            $13,620             $12,641
            6/30/2001         $13,375           $17,603       $11,514            $13,671             $12,678
            7/31/2001         $13,212           $17,429       $11,305            $13,977             $12,720
            8/31/2001         $12,908           $16,339       $11,021            $14,137             $12,762
            9/30/2001         $11,956           $15,020       $ 9,908            $14,302             $12,818
           10/31/2001         $12,380           $15,307       $10,161            $14,601             $12,851
           11/30/2001         $12,803           $16,481       $10,536            $14,400             $12,878
           12/31/2001         $13,009           $16,625       $10,599            $14,308             $12,899
            1/31/2002         $12,961           $16,383       $10,037            $14,424             $12,917
            2/28/2002         $12,876           $16,067       $10,107            $14,564             $12,934
            3/31/2002         $13,260           $16,671       $10,659            $14,322             $12,953
            4/30/2002         $13,224           $15,661       $10,736            $14,599             $12,973
            5/31/2002         $13,139           $15,546       $10,882            $14,723             $12,993
            6/30/2002         $12,649           $14,439       $10,453            $14,851             $13,012
            7/31/2002         $11,932           $13,313       $ 9,422            $15,030             $13,031
            8/31/2002         $12,017           $13,401       $ 9,403            $15,284             $13,050
            9/30/2002         $11,453           $11,946       $ 8,395            $15,531             $13,071
           10/31/2002         $11,795           $12,996       $ 8,847            $15,461             $13,091
           11/30/2002         $12,210           $13,760       $ 9,250            $15,456             $13,111
           12/31/2002         $12,030           $12,952       $ 8,939            $15,776             $13,125
            1/31/2003         $11,943           $12,613       $ 8,567            $15,789             $13,139
            2/28/2003         $11,869           $12,424       $ 8,371            $16,008             $13,151
            3/31/2003         $11,831           $12,543       $ 8,213            $15,995             $13,165
            4/30/2003         $12,387           $13,577       $ 9,027            $16,127             $13,178
            5/31/2003         $12,993           $14,292       $ 9,583            $16,428             $13,192
            6/30/2003         $13,095           $14,474       $ 9,820            $16,395             $13,208
            7/31/2003         $13,181           $14,730       $10,059            $15,844             $13,217
            8/31/2003         $13,578           $15,016       $10,304            $15,949             $13,227
            9/30/2003         $13,621           $14,857       $10,623            $16,372             $13,239
           10/31/2003         $14,093           $15,697       $11,286            $16,219             $13,249
           11/30/2003         $14,379           $15,835       $11,539            $16,258             $13,260
           12/31/2003         $14,722           $16,665       $12,441            $16,423             $13,270
            1/31/2004         $14,860           $16,971       $12,617            $16,555             $13,281
            2/29/2004         $15,023           $17,207       $12,911            $16,734             $13,290
            3/31/2004         $15,059           $16,947       $12,989            $16,860             $13,301
            4/30/2004         $14,595           $16,682       $12,706            $16,421             $13,311
            5/31/2004         $14,745           $16,910       $12,761            $16,355             $13,320
            6/30/2004         $14,958           $17,239       $13,046            $16,448             $13,326
            7/31/2004         $14,656           $16,668       $12,624            $16,611             $13,338
            8/31/2004         $14,769           $16,735       $12,683            $16,928             $13,352
            9/30/2004         $15,088           $16,916       $13,016            $16,974             $13,367
           10/31/2004         $15,328           $17,175       $13,461            $17,116             $13,382
           11/30/2004         $15,821           $17,870       $14,384            $16,979             $13,395
           12/31/2004         $16,142           $18,477       $15,016            $17,136             $13,421
            1/31/2005         $15,849           $18,027       $14,741            $17,243             $13,440
            2/28/2005         $16,180           $18,406       $15,381            $17,142             $13,461
            3/31/2005         $15,911           $18,081       $15,001            $17,053             $13,492
            4/30/2005         $15,656           $17,738       $14,665            $17,284             $13,521
            5/31/2005         $15,962           $18,302       $14,688            $17,471             $13,552
            6/30/2005         $16,163           $18,328       $14,888            $17,567             $13,582
            7/31/2005         $16,521           $19,009       $15,346            $17,407             $13,612
            8/31/2005         $16,585           $18,836       $15,738            $17,630             $13,649
            9/30/2005         $16,752           $18,988       $16,442            $17,448             $13,688
           10/31/2005         $16,431           $18,672       $15,963            $17,310             $13,720
           11/30/2005         $16,867           $19,377       $16,358            $17,387             $13,765
           12/31/2005         $17,101           $19,384       $17,120            $17,552             $13,809
            1/31/2006         $17,765           $19,897       $18,172            $17,553             $13,848
            2/28/2006         $17,752           $19,951       $18,135            $17,611             $13,892
            3/31/2006         $18,024           $20,199       $18,742            $17,438             $13,946
            4/30/2006         $18,220           $20,470       $19,651            $17,407             $13,996
            5/31/2006         $17,724           $19,882       $18,911            $17,388             $14,051
            6/30/2006         $17,756           $19,908       $18,918            $17,425             $14,104
            7/31/2006         $17,690           $20,031       $19,108            $17,661             $14,162
            8/31/2006         $17,980           $20,507       $19,638            $17,931             $14,224
            9/30/2006         $18,049           $21,035       $19,672            $18,089             $14,287
           10/31/2006         $18,513           $21,720       $20,439            $18,208             $14,342
           11/30/2006         $18,976           $22,133       $21,056            $18,419             $14,403
           12/31/2006         $19,079           $22,443       $21,718            $18,313             $14,465

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
 CLASS B                           12/31/06
-------------------------------------------
 1-Year                              +6.70%
-------------------------------------------
 3-Year                              +7.38%
-------------------------------------------
 Since Inception (12/1/03)           +7.85%
-------------------------------------------

CLASS B (12/1/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Moderate                        MSCI EAFE           LB U.S.         P&R 90 Day U.S.
              Date         Target Fund        S&P 500 6        Index 6       Aggregate Index 6    T-Bill Index 6
------------------------------------------------------------------------------------------------------------------
          12/1/2003          $10,000          $10,000           $10,000           $10,000            $10,000
         12/31/2003          $10,189          $10,524           $10,782           $10,102            $10,008
          1/31/2004          $10,284          $10,717           $10,935           $10,183            $10,016
          2/29/2004          $10,389          $10,866           $11,189           $10,293            $10,023
          3/31/2004          $10,410          $10,702           $11,257           $10,370            $10,031
          4/30/2004          $10,088          $10,534           $11,012           $10,101            $10,038
          5/31/2004          $10,184          $10,679           $11,059           $10,060            $10,045
          6/30/2004          $10,327          $10,886           $11,306           $10,117            $10,050
          7/31/2004          $10,110          $10,526           $10,941           $10,217            $10,059
          8/31/2004          $10,188          $10,568           $10,991           $10,412            $10,069
          9/30/2004          $10,393          $10,683           $11,280           $10,440            $10,080
         10/31/2004          $10,550          $10,846           $11,666           $10,528            $10,092
         11/30/2004          $10,890          $11,285           $12,466           $10,444            $10,102
         12/31/2004          $11,098          $11,668           $13,013           $10,540            $10,122
          1/31/2005          $10,896          $11,384           $12,775           $10,606            $10,136
          2/28/2005          $11,115          $11,624           $13,330           $10,544            $10,151
          3/31/2005          $10,917          $11,418           $13,001           $10,489            $10,175
          4/30/2005          $10,742          $11,201           $12,710           $10,631            $10,196
          5/31/2005          $10,944          $11,558           $12,729           $10,746            $10,220
          6/30/2005          $11,079          $11,574           $12,903           $10,805            $10,243
          7/31/2005          $11,317          $12,004           $13,299           $10,707            $10,265
          8/31/2005          $11,352          $11,895           $13,639           $10,844            $10,293
          9/30/2005          $11,454          $11,991           $14,250           $10,732            $10,323
         10/31/2005          $11,225          $11,791           $13,834           $10,647            $10,347
         11/30/2005          $11,516          $12,237           $14,177           $10,694            $10,381
         12/31/2005          $11,672          $12,241           $14,837           $10,796            $10,414
          1/31/2006          $12,118          $12,565           $15,749           $10,797            $10,443
          2/28/2006          $12,100          $12,599           $15,717           $10,833            $10,477
          3/31/2006          $12,274          $12,756           $16,243           $10,726            $10,518
          4/30/2006          $12,408          $12,927           $17,030           $10,707            $10,555
          5/31/2006          $12,060          $12,555           $16,389           $10,695            $10,597
          6/30/2006          $12,075          $12,572           $16,395           $10,718            $10,637
          7/31/2006          $12,021          $12,650           $16,560           $10,863            $10,680
          8/31/2006          $12,209          $12,950           $17,019           $11,029            $10,727
          9/30/2006          $12,252          $13,284           $17,049           $11,126            $10,774
         10/31/2006          $12,559          $13,716           $17,714           $11,200            $10,816
         11/30/2006          $12,856          $13,977           $18,248           $11,330            $10,862
         12/31/2006          $12,622          $14,173           $18,822           $11,264            $10,909


20 | Annual Report

CLASS C (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        FT Moderate                    MSCI EAFE           LB U.S.         P&R 90 Day U.S.
           Date         Target Fund     S&P 500 6       Index 6       Aggregate Index 6    T-Bill Index 6
--------------------------------------------------------------------------------------------------------------
         1/1/1997         $10,000        $10,000         $10,000           $10,000              $10,000
        1/31/1997         $10,260        $10,624         $ 9,652           $10,031              $10,045
        2/28/1997         $10,250        $10,708         $ 9,813           $10,056              $10,083
        3/31/1997         $10,101        $10,269         $ 9,850            $9,944              $10,126
        4/30/1997         $10,181        $10,881         $ 9,905           $10,093              $10,172
        5/31/1997         $10,581        $11,543         $10,552           $10,188              $10,223
        6/30/1997         $10,814        $12,060         $11,136           $10,309              $10,261
        7/31/1997         $11,184        $13,019         $11,319           $10,587              $10,305
        8/31/1997         $11,014        $12,290         $10,476           $10,497              $10,351
        9/30/1997         $11,492        $12,963         $11,065           $10,652              $10,399
       10/31/1997         $11,139        $12,531         $10,217           $10,806              $10,438
       11/30/1997         $11,169        $13,110         $10,115           $10,856              $10,484
       12/31/1997         $11,289        $13,335         $10,206           $10,965              $10,530
        1/31/1998         $11,213        $13,482         $10,675           $11,106              $10,582
        2/28/1998         $11,634        $14,454         $11,362           $11,098              $10,623
        3/31/1998         $11,969        $15,194         $11,715           $11,136              $10,675
        4/30/1998         $12,012        $15,347         $11,810           $11,194              $10,725
        5/31/1998         $11,818        $15,083         $11,756           $11,300              $10,771
        6/30/1998         $11,799        $15,695         $11,847           $11,396              $10,815
        7/31/1998         $11,518        $15,529         $11,970           $11,420              $10,862
        8/31/1998         $10,350        $13,286         $10,490           $11,606              $10,914
        9/30/1998         $10,580        $14,137         $10,171           $11,878              $10,970
       10/31/1998         $10,797        $15,286         $11,234           $11,815              $11,013
       11/30/1998         $11,025        $16,212         $11,812           $11,882              $11,048
       12/31/1998         $11,202        $17,146         $12,281           $11,918              $11,094
        1/31/1999         $11,292        $17,862         $12,247           $12,003              $11,137
        2/28/1999         $11,067        $17,307         $11,958           $11,794              $11,172
        3/31/1999         $11,303        $18,000         $12,460           $11,859              $11,220
        4/30/1999         $11,640        $18,697         $12,968           $11,896              $11,262
        5/31/1999         $11,517        $18,256         $12,303           $11,792              $11,305
        6/30/1999         $11,733        $19,268         $12,786           $11,755              $11,347
        7/31/1999         $11,620        $18,667         $13,169           $11,705              $11,394
        8/31/1999         $11,631        $18,575         $13,220           $11,699              $11,438
        9/30/1999         $11,609        $18,066         $13,356           $11,834              $11,488
       10/31/1999         $12,040        $19,209         $13,859           $11,878              $11,533
       11/30/1999         $12,867        $19,600         $14,343           $11,877              $11,579
       12/31/1999         $14,148        $20,753         $15,633           $11,820              $11,632
        1/31/2000         $13,963        $19,711         $14,643           $11,781              $11,677
        2/29/2000         $15,499        $19,338         $15,040           $11,924              $11,730
        3/31/2000         $15,192        $21,228         $15,626           $12,081              $11,789
        4/30/2000         $14,451        $20,590         $14,806           $12,046              $11,849
        5/31/2000         $14,033        $20,169         $14,448           $12,041              $11,913
        6/30/2000         $14,913        $20,666         $15,016           $12,291              $11,964
        7/31/2000         $14,738        $20,343         $14,389           $12,403              $12,019
        8/31/2000         $15,553        $21,606         $14,517           $12,583              $12,082
        9/30/2000         $15,199        $20,466         $13,813           $12,662              $12,148
       10/31/2000         $14,626        $20,379         $13,490           $12,746              $12,209
       11/30/2000         $13,431        $18,773         $12,987           $12,954              $12,276
       12/31/2000         $13,889        $18,865         $13,451           $13,194              $12,347
        1/31/2001         $14,380        $19,534         $13,445           $13,410              $12,428
        2/28/2001         $13,601        $17,754         $12,438           $13,527              $12,478
        3/31/2001         $13,064        $16,630         $11,614           $13,595              $12,540
        4/30/2001         $13,713        $17,922         $12,429           $13,538              $12,592
        5/31/2001         $13,773        $18,042         $12,000           $13,620              $12,641
        6/30/2001         $13,627        $17,603         $11,514           $13,671              $12,678
        7/31/2001         $13,458        $17,429         $11,305           $13,977              $12,720
        8/31/2001         $13,145        $16,339         $11,021           $14,137              $12,762
        9/30/2001         $12,162        $15,020         $ 9,908           $14,302              $12,818
       10/31/2001         $12,586        $15,307         $10,161           $14,601              $12,851
       11/30/2001         $12,999        $16,481         $10,536           $14,400              $12,878
       12/31/2001         $13,203        $16,625         $10,599           $14,308              $12,899
        1/31/2002         $13,140        $16,383         $10,037           $14,424              $12,917
        2/28/2002         $13,054        $16,067         $10,107           $14,564              $12,934
        3/31/2002         $13,446        $16,671         $10,659           $14,322              $12,953
        4/30/2002         $13,396        $15,661         $10,736           $14,599              $12,973
        5/31/2002         $13,297        $15,546         $10,882           $14,723              $12,993
        6/30/2002         $12,793        $14,439         $10,453           $14,851              $13,012
        7/31/2002         $12,071        $13,313         $ 9,422           $15,030              $13,031
        8/31/2002         $12,133        $13,401         $ 9,403           $15,284              $13,050
        9/30/2002         $11,569        $11,946         $ 8,395           $15,531              $13,071
       10/31/2002         $11,894        $12,996         $ 8,847           $15,461              $13,091
       11/30/2002         $12,319        $13,760         $ 9,250           $15,456              $13,111
       12/31/2002         $12,120        $12,952         $ 8,939           $15,776              $13,125
        1/31/2003         $12,019        $12,613         $ 8,567           $15,789              $13,139
        2/28/2003         $11,943        $12,424         $ 8,371           $16,008              $13,151
        3/31/2003         $11,900        $12,543         $ 8,213           $15,995              $13,165
        4/30/2003         $12,442        $13,577         $ 9,027           $16,127              $13,178
        5/31/2003         $13,047        $14,292         $ 9,583           $16,428              $13,192
        6/30/2003         $13,142        $14,474         $ 9,820           $16,395              $13,208
        7/31/2003         $13,217        $14,730         $10,059           $15,844              $13,217
        8/31/2003         $13,608        $15,016         $10,304           $15,949              $13,227
        9/30/2003         $13,654        $14,857         $10,623           $16,372              $13,239
       10/31/2003         $14,109        $15,697         $11,286           $16,219              $13,249
       11/30/2003         $14,387        $15,835         $11,539           $16,258              $13,260
       12/31/2003         $14,728        $16,665         $12,441           $16,423              $13,270
        1/31/2004         $14,855        $16,971         $12,617           $16,555              $13,281
        2/29/2004         $15,007        $17,207         $12,911           $16,734              $13,290
        3/31/2004         $15,026        $16,947         $12,989           $16,860              $13,301
        4/30/2004         $14,568        $16,682         $12,706           $16,421              $13,311
        5/31/2004         $14,695        $16,910         $12,761           $16,355              $13,320
        6/30/2004         $14,909        $17,239         $13,046           $16,448              $13,326
        7/31/2004         $14,591        $16,668         $12,624           $16,611              $13,338
        8/31/2004         $14,693        $16,735         $12,683           $16,928              $13,352
        9/30/2004         $15,001        $16,916         $13,016           $16,974              $13,367
       10/31/2004         $15,230        $17,175         $13,461           $17,116              $13,382
       11/30/2004         $15,715        $17,870         $14,384           $16,979              $13,395
       12/31/2004         $16,014        $18,477         $15,016           $17,136              $13,421
        1/31/2005         $15,719        $18,027         $14,741           $17,243              $13,440
        2/28/2005         $16,039        $18,406         $15,381           $17,142              $13,461
        3/31/2005         $15,762        $18,081         $15,001           $17,053              $13,492
        4/30/2005         $15,505        $17,738         $14,665           $17,284              $13,521
        5/31/2005         $15,801        $18,302         $14,688           $17,471              $13,552
        6/30/2005         $15,986        $18,328         $14,888           $17,567              $13,582
        7/31/2005         $16,333        $19,009         $15,346           $17,407              $13,612
        8/31/2005         $16,385        $18,836         $15,738           $17,630              $13,649
        9/30/2005         $16,534        $18,988         $16,442           $17,448              $13,688
       10/31/2005         $16,199        $18,672         $15,963           $17,310              $13,720
       11/30/2005         $16,624        $19,377         $16,358           $17,387              $13,765
       12/31/2005         $16,854        $19,384         $17,120           $17,552              $13,809
        1/31/2006         $17,493        $19,897         $18,172           $17,553              $13,848
        2/28/2006         $17,467        $19,951         $18,135           $17,611              $13,892
        3/31/2006         $17,722        $20,199         $18,742           $17,438              $13,946
        4/30/2006         $17,917        $20,470         $19,651           $17,407              $13,996
        5/31/2006         $17,409        $19,882         $18,911           $17,388              $14,051
        6/30/2006         $17,433        $19,908         $18,918           $17,425              $14,104
        7/31/2006         $17,354        $20,031         $19,108           $17,661              $14,162
        8/31/2006         $17,630        $20,507         $19,638           $17,931              $14,224
        9/30/2006         $17,680        $21,035         $19,672           $18,089              $14,287
       10/31/2006         $18,129        $21,720         $20,439           $18,208              $14,342
       11/30/2006         $18,564        $22,133         $21,056           $18,419              $14,403
       12/31/2006         $18,661        $22,443         $21,718           $18,313              $14,465

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
 CLASS C                              12/31/06
----------------------------------------------
 1-Year                                 +9.72%
----------------------------------------------
 5-Year                                 +7.17%
----------------------------------------------
 10-Year                                +6.44%
----------------------------------------------

CLASS R (1/1/02-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Moderate                      MSCI EAFE           LB U.S.         P&R 90 Day U.S.
              Date         Target Fund       S&P 500 6       Index 6       Aggregate Index 6    T-Bill Index 6
------------------------------------------------------------------------------------------------------------------
              1/1/2002        $10,000         $10,000          $10,000           $10,000            $10,000
             1/31/2002        $ 9,954         $ 9,854          $ 9,469           $10,081            $10,014
             2/28/2002        $ 9,889         $ 9,664          $ 9,536           $10,179            $10,027
             3/31/2002        $10,182         $10,028          $10,057           $10,009            $10,042
             4/30/2002        $10,154         $ 9,420          $10,130           $10,203            $10,057
             5/31/2002        $10,089         $ 9,351          $10,267           $10,290            $10,073
             6/30/2002        $ 9,703         $ 8,685          $ 9,862           $10,379            $10,088
             7/31/2002        $ 9,162         $ 8,008          $ 8,889           $10,504            $10,102
             8/31/2002        $ 9,218         $ 8,061          $ 8,871           $10,682            $10,117
             9/30/2002        $ 8,787         $ 7,185          $ 7,921           $10,855            $10,133
            10/31/2002        $ 9,040         $ 7,817          $ 8,347           $10,805            $10,149
            11/30/2002        $ 9,360         $ 8,277          $ 8,727           $10,802            $10,165
            12/31/2002        $ 9,212         $ 7,791          $ 8,434           $11,025            $10,175
             1/31/2003        $ 9,146         $ 7,587          $ 8,083           $11,035            $10,186
             2/28/2003        $ 9,089         $ 7,473          $ 7,898           $11,188            $10,195
             3/31/2003        $ 9,066         $ 7,545          $ 7,749           $11,179            $10,207
             4/30/2003        $ 9,483         $ 8,167          $ 8,517           $11,271            $10,217
             5/31/2003        $ 9,948         $ 8,596          $ 9,041           $11,481            $10,227
             6/30/2003        $10,021         $ 8,706          $ 9,265           $11,459            $10,240
             7/31/2003        $10,088         $ 8,860          $ 9,491           $11,073            $10,247
             8/31/2003        $10,383         $ 9,032          $ 9,721           $11,147            $10,255
             9/30/2003        $10,420         $ 8,937          $10,023           $11,442            $10,263
            10/31/2003        $10,772         $ 9,442          $10,648           $11,335            $10,272
            11/30/2003        $10,991         $ 9,525          $10,887           $11,362            $10,280
            12/31/2003        $11,256         $10,024          $11,738           $11,478            $10,288
             1/31/2004        $11,361         $10,208          $11,904           $11,570            $10,297
             2/29/2004        $11,477         $10,350          $12,181           $11,696            $10,303
             3/31/2004        $11,500         $10,194          $12,255           $11,783            $10,312
             4/30/2004        $11,153         $10,034          $11,988           $11,477            $10,319
             5/31/2004        $11,259         $10,171          $12,040           $11,431            $10,326
             6/30/2004        $11,424         $10,369          $12,308           $11,495            $10,331
             7/31/2004        $11,193         $10,026          $11,911           $11,609            $10,341
             8/31/2004        $11,270         $10,066          $11,966           $11,831            $10,351
             9/30/2004        $11,507         $10,175          $12,280           $11,863            $10,363
            10/31/2004        $11,690         $10,331          $12,700           $11,962            $10,375
            11/30/2004        $12,067         $10,749          $13,571           $11,867            $10,385
            12/31/2004        $12,303         $11,114          $14,167           $11,976            $10,405
             1/31/2005        $12,079         $10,843          $13,908           $12,051            $10,420
             2/28/2005        $12,332         $11,071          $14,512           $11,980            $10,436
             3/31/2005        $12,122         $10,876          $14,153           $11,919            $10,460
             4/30/2005        $11,927         $10,669          $13,837           $12,080            $10,482
             5/31/2005        $12,161         $11,009          $13,858           $12,211            $10,506
             6/30/2005        $12,317         $11,024          $14,047           $12,277            $10,530
             7/31/2005        $12,581         $11,434          $14,479           $12,165            $10,553
             8/31/2005        $12,630         $11,330          $14,849           $12,321            $10,582
             9/30/2005        $12,748         $11,422          $15,513           $12,194            $10,612
            10/31/2005        $12,504         $11,231          $15,061           $12,098            $10,636
            11/30/2005        $12,836         $11,655          $15,433           $12,151            $10,672
            12/31/2005        $13,007         $11,660          $16,153           $12,267            $10,705
             1/31/2006        $13,513         $11,968          $17,145           $12,268            $10,736
             2/28/2006        $13,503         $12,001          $17,110           $12,308            $10,770
             3/31/2006        $13,700         $12,150          $17,683           $12,188            $10,812
             4/30/2006        $13,849         $12,313          $18,540           $12,165            $10,851
             5/31/2006        $13,472         $11,959          $17,843           $12,152            $10,893
             6/30/2006        $13,496         $11,975          $17,849           $12,178            $10,934
             7/31/2006        $13,436         $12,049          $18,028           $12,343            $10,979
             8/31/2006        $13,657         $12,335          $18,528           $12,532            $11,028
             9/30/2006        $13,702         $12,653          $18,561           $12,642            $11,076
            10/31/2006        $14,053         $13,065          $19,284           $12,726            $11,119
            11/30/2006        $14,396         $13,313          $19,866           $12,873            $11,166
            12/31/2006        $14,473         $13,500          $20,491           $12,798            $11,215

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
 CLASS R                              12/31/06
----------------------------------------------
 1-Year                                +11.27%
----------------------------------------------
 3-Year                                 +8.74%
----------------------------------------------
 Since Inception (1/1/02)               +7.68%
----------------------------------------------


                                                              Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
ADVISOR CLASS 5                       12/31/06
----------------------------------------------
1-Year                                 +11.87%
----------------------------------------------
5-Year                                  +8.03%
----------------------------------------------
10-Year                                 +7.34%
----------------------------------------------

ADVISOR CLASS (1/1/97-12/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FT Moderate                      MSCI EAFE            LB U.S.         P&R 90 Day U.S.
                  Date     Target Fund       S&P 500 6       Index 6        Aggregate Index 6    T-Bill Index 6
------------------------------------------------------------------------------------------------------------------
                1/1/1997      $10,000        $10,000          $10,000            $10,000            $10,000
               1/31/1997      $10,260        $10,624          $ 9,652            $10,031            $10,045
               2/28/1997      $10,260        $10,708          $ 9,813            $10,056            $10,083
               3/31/1997      $10,174        $10,269          $ 9,850            $ 9,944            $10,126
               4/30/1997      $10,264        $10,881          $ 9,905            $10,093            $10,172
               5/31/1997      $10,675        $11,543          $10,552            $10,188            $10,223
               6/30/1997      $10,914        $12,060          $11,136            $10,309            $10,261
               7/31/1997      $11,305        $13,019          $11,319            $10,587            $10,305
               8/31/1997      $11,134        $12,290          $10,476            $10,497            $10,351
               9/30/1997      $11,634        $12,963          $11,065            $10,652            $10,399
              10/31/1997      $11,280        $12,531          $10,217            $10,806            $10,438
              11/30/1997      $11,311        $13,110          $10,115            $10,856            $10,484
              12/31/1997      $11,428        $13,335          $10,206            $10,965            $10,530
               1/31/1998      $11,374        $13,482          $10,675            $11,106            $10,582
               2/28/1998      $11,797        $14,454          $11,362            $11,098            $10,623
               3/31/1998      $12,150        $15,194          $11,715            $11,136            $10,675
               4/30/1998      $12,215        $15,347          $11,810            $11,194            $10,725
               5/31/1998      $12,009        $15,083          $11,756            $11,300            $10,771
               6/30/1998      $12,008        $15,695          $11,847            $11,396            $10,815
               7/31/1998      $11,725        $15,529          $11,970            $11,420            $10,862
               8/31/1998      $10,549        $13,286          $10,490            $11,606            $10,914
               9/30/1998      $10,784        $14,137          $10,171            $11,878            $10,970
              10/31/1998      $11,014        $15,286          $11,234            $11,815            $11,013
              11/30/1998      $11,266        $16,212          $11,812            $11,882            $11,048
              12/31/1998      $11,446        $17,146          $12,281            $11,918            $11,094
               1/31/1999      $11,548        $17,862          $12,247            $12,003            $11,137
               2/28/1999      $11,321        $17,307          $11,958            $11,794            $11,172
               3/31/1999      $11,574        $18,000          $12,460            $11,859            $11,220
               4/30/1999      $11,927        $18,697          $12,968            $11,896            $11,262
               5/31/1999      $11,813        $18,256          $12,303            $11,792            $11,305
               6/30/1999      $12,044        $19,268          $12,786            $11,755            $11,347
               7/31/1999      $11,929        $18,667          $13,169            $11,705            $11,394
               8/31/1999      $11,952        $18,575          $13,220            $11,699            $11,438
               9/30/1999      $11,930        $18,066          $13,356            $11,834            $11,488
              10/31/1999      $12,379        $19,209          $13,859            $11,878            $11,533
              11/30/1999      $13,243        $19,600          $14,343            $11,877            $11,579
              12/31/1999      $14,564        $20,753          $15,633            $11,820            $11,632
               1/31/2000      $14,388        $19,711          $14,643            $11,781            $11,677
               2/29/2000      $15,987        $19,338          $15,040            $11,924            $11,730
               3/31/2000      $15,668        $21,228          $15,626            $12,081            $11,789
               4/30/2000      $14,912        $20,590          $14,806            $12,046            $11,849
               5/31/2000      $14,499        $20,169          $14,448            $12,041            $11,913
               6/30/2000      $15,399        $20,666          $15,016            $12,291            $11,964
               7/31/2000      $15,245        $20,343          $14,389            $12,403            $12,019
               8/31/2000      $16,088        $21,606          $14,517            $12,583            $12,082
               9/30/2000      $15,733        $20,466          $13,813            $12,662            $12,148
              10/31/2000      $15,158        $20,379          $13,490            $12,746            $12,209
              11/30/2000      $13,925        $18,773          $12,987            $12,954            $12,276
              12/31/2000      $14,405        $18,865          $13,451            $13,194            $12,347
               1/31/2001      $14,921        $19,534          $13,445            $13,410            $12,428
               2/28/2001      $14,123        $17,754          $12,438            $13,527            $12,478
               3/31/2001      $13,576        $16,630          $11,614            $13,595            $12,540
               4/30/2001      $14,254        $17,922          $12,429            $13,538            $12,592
               5/31/2001      $14,328        $18,042          $12,000            $13,620            $12,641
               6/30/2001      $14,191        $17,603          $11,514            $13,671            $12,678
               7/31/2001      $14,018        $17,429          $11,305            $13,977            $12,720
               8/31/2001      $13,695        $16,339          $11,021            $14,137            $12,762
               9/30/2001      $12,685        $15,020          $ 9,908            $14,302            $12,818
              10/31/2001      $13,135        $15,307          $10,161            $14,601            $12,851
              11/30/2001      $13,584        $16,481          $10,536            $14,400            $12,878
              12/31/2001      $13,802        $16,625          $10,599            $14,308            $12,899
               1/31/2002      $13,751        $16,383          $10,037            $14,424            $12,917
               2/28/2002      $13,661        $16,067          $10,107            $14,564            $12,934
               3/31/2002      $14,069        $16,671          $10,659            $14,322            $12,953
               4/30/2002      $14,031        $15,661          $10,736            $14,599            $12,973
               5/31/2002      $13,941        $15,546          $10,882            $14,723            $12,993
               6/30/2002      $13,420        $14,439          $10,453            $14,851            $13,012
               7/31/2002      $12,659        $13,313          $ 9,422            $15,030            $13,031
               8/31/2002      $12,750        $13,401          $ 9,403            $15,284            $13,050
               9/30/2002      $12,151        $11,946          $ 8,395            $15,531            $13,071
              10/31/2002      $12,514        $12,996          $ 8,847            $15,461            $13,091
              11/30/2002      $12,954        $13,760          $ 9,250            $15,456            $13,111
              12/31/2002      $12,763        $12,952          $ 8,939            $15,776            $13,125
               1/31/2003      $12,672        $12,613          $ 8,567            $15,789            $13,139
               2/28/2003      $12,593        $12,424          $ 8,371            $16,008            $13,151
               3/31/2003      $12,553        $12,543          $ 8,213            $15,995            $13,165
               4/30/2003      $13,143        $13,577          $ 9,027            $16,127            $13,178
               5/31/2003      $13,786        $14,292          $ 9,583            $16,428            $13,192
               6/30/2003      $13,894        $14,474          $ 9,820            $16,395            $13,208
               7/31/2003      $13,986        $14,730          $10,059            $15,844            $13,217
               8/31/2003      $14,406        $15,016          $10,304            $15,949            $13,227
               9/30/2003      $14,452        $14,857          $10,623            $16,372            $13,239
              10/31/2003      $14,953        $15,697          $11,286            $16,219            $13,249
              11/30/2003      $15,256        $15,835          $11,539            $16,258            $13,260
              12/31/2003      $15,620        $16,665          $12,441            $16,423            $13,270
               1/31/2004      $15,767        $16,971          $12,617            $16,555            $13,281
               2/29/2004      $15,940        $17,207          $12,911            $16,734            $13,290
               3/31/2004      $15,978        $16,947          $12,989            $16,860            $13,301
               4/30/2004      $15,485        $16,682          $12,706            $16,421            $13,311
               5/31/2004      $15,645        $16,910          $12,761            $16,355            $13,320
               6/30/2004      $15,870        $17,239          $13,046            $16,448            $13,326
               7/31/2004      $15,550        $16,668          $12,624            $16,611            $13,338
               8/31/2004      $15,670        $16,735          $12,683            $16,928            $13,352
               9/30/2004      $16,008        $16,916          $13,016            $16,974            $13,367
              10/31/2004      $16,263        $17,175          $13,461            $17,116            $13,382
              11/30/2004      $16,786        $17,870          $14,384            $16,979            $13,395
              12/31/2004      $17,126        $18,477          $15,016            $17,136            $13,421
               1/31/2005      $16,816        $18,027          $14,741            $17,243            $13,440
               2/28/2005      $17,167        $18,406          $15,381            $17,142            $13,461
               3/31/2005      $16,882        $18,081          $15,001            $17,053            $13,492
               4/30/2005      $16,611        $17,738          $14,665            $17,284            $13,521
               5/31/2005      $16,936        $18,302          $14,688            $17,471            $13,552
               6/30/2005      $17,149        $18,328          $14,888            $17,567            $13,582
               7/31/2005      $17,529        $19,009          $15,346            $17,407            $13,612
               8/31/2005      $17,597        $18,836          $15,738            $17,630            $13,649
               9/30/2005      $17,774        $18,988          $16,442            $17,448            $13,688
              10/31/2005      $17,433        $18,672          $15,963            $17,310            $13,720
              11/30/2005      $17,896        $19,377          $16,358            $17,387            $13,765
              12/31/2005      $18,155        $19,384          $17,120            $17,552            $13,809
               1/31/2006      $18,873        $19,897          $18,172            $17,553            $13,848
               2/28/2006      $18,860        $19,951          $18,135            $17,611            $13,892
               3/31/2006      $19,147        $20,199          $18,742            $17,438            $13,946
               4/30/2006      $19,369        $20,470          $19,651            $17,407            $13,996
               5/31/2006      $18,842        $19,882          $18,911            $17,388            $14,051
               6/30/2006      $18,888        $19,908          $18,918            $17,425            $14,104
               7/31/2006      $18,818        $20,031          $19,108            $17,661            $14,162
               8/31/2006      $19,126        $20,507          $19,638            $17,931            $14,224
               9/30/2006      $19,197        $21,035          $19,672            $18,089            $14,287
              10/31/2006      $19,704        $21,720          $20,439            $18,208            $14,342
              11/30/2006      $20,197        $22,133          $21,056            $18,419            $14,403
              12/31/2006      $20,309        $22,443          $21,718            $18,313            $14,465

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.63% and +11.61%.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 16 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


22 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                          VALUE 7/1/06       VALUE 12/31/06    PERIOD* 7/1/06-12/31/06
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,074.50                $2.61
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,022.68                $2.55
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,070.20                $6.52
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,018.90                $6.36
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,070.40                $6.52
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,018.90                $6.36
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,072.40                $3.92
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,021.42                $3.82
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,075.30                $1.31
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,023.95                $1.28
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and
      Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Franklin Templeton Growth Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET ALLOCATION*
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .........................     55.0%
Foreign Equity ..........................     25.0%
Domestic Fixed Income ...................     10.1%
Foreign Fixed Income ....................      4.6%
Short-Term Investments & Other Net Assets      5.3%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Growth Target Fund covers the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A posted a +13.90% cumulative total return for the 12 months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day U.S. T-Bill Index for short-term investments and other net assets. For the reporting

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI. THE SOI BEGINS ON PAGE 52.


                                                              Annual Report | 25

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund
12/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          15.8%
-   Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              14.9%
-   Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         12.7%
-   Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                       12.4%
-   Class Z
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      4.9%
-   Advisor Class
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                  4.6%
-   Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                             4.3%
-   Advisor Class
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                      4.1%
-   Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities                                         4.0%
Fund - Advisor Class
--------------------------------------------------------------------------------
Franklin Real Estate Securities Fund                                        3.9%
-   Advisor Class
--------------------------------------------------------------------------------

period, the hybrid benchmark returned +16.02%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 28.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity funds, 15% fixed income funds, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 68.7% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 15.8% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 68.5% of the Fund's total

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 56%, MSCI EAFE 24%, LB U.S. Aggregate 15% and P&R 90 Day U.S. T-Bill 5%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


26 | Annual Report
income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 4.6% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. Among other holdings, Franklin Flex Cap Growth Fund - Advisor Class under-performed the S&P 500, and Templeton Foreign Fund - Advisor Class lagged the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.


[PHOTO]           /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FGTIX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.53      $15.63      $14.10
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.3185
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1152
--------------------------------------------------------------------------------
        TOTAL                         $0.4337
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                            CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.48      $15.45      $13.97
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.2357
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1152
--------------------------------------------------------------------------------
        TOTAL                         $0.3509
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTGTX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.47      $15.44      $13.97
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.2385
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1152
--------------------------------------------------------------------------------
        TOTAL                         $0.3537
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FGTRX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.50      $15.52      $14.02
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.2919
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1152
--------------------------------------------------------------------------------
        TOTAL                         $0.4071
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.54      $15.64      $14.10
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.3460
--------------------------------------------------------------------------------
Long-Term Capital Gain                $0.1152
--------------------------------------------------------------------------------
        TOTAL                         $0.4612
--------------------------------------------------------------------------------


28 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                              1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2           +13.90%        +52.68%        +104.74%
--------------------------------------------------------------------------------
Average Annual Total Return 3        +7.36%         +7.54%          +6.79%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,736        $14,386         $19,297
--------------------------------------------------------------------------------
CLASS B                              1-YEAR         3-YEAR   INCEPTION (12/1/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +13.06%        +34.40%         +36.76%
--------------------------------------------------------------------------------
Average Annual Total Return 3        +9.06%         +9.53%          +9.90%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,906        $13,140         $13,376
--------------------------------------------------------------------------------
CLASS C                              1-YEAR         5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2           +13.08%        +47.07%         +90.38%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +12.08%         +8.02%          +6.65%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $11,208        $14,707         $19,038
--------------------------------------------------------------------------------
CLASS R                             1-YEAR         3-YEAR     INCEPTION (1/1/02)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +13.65%        +36.43%         +50.57%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +13.65%        +10.91%          +8.54%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $11,365        $13,643         $15,057
--------------------------------------------------------------------------------
ADVISOR CLASS 5                      1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2           +14.26%        +53.17%        +105.40%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +14.26%         +8.90%          +7.46%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $11,426        $15,317         $20,540
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
 CLASS A                             12/31/06
---------------------------------------------
 1-Year                                +7.36%
---------------------------------------------
 5-Year                                +7.54%
---------------------------------------------
 10-Year                               +6.79%
---------------------------------------------

CLASS A (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            FT Growth                     MSCI EAFE            LB U.S.        P&R 90 Day U.S.
           Date            Target Fund       S&P 500 6     Index 6        Aggregate Index 6   T-Bill Index 6
--------------------------------------------------------------------------------------------------------------
          1/1/1997           $ 9,425          $10,000      $10,000              $10,000         $10,000
         1/31/1997           $ 9,774          $10,624      $ 9,652              $10,031         $10,045
         2/28/1997           $ 9,708          $10,708      $ 9,813              $10,056         $10,083
         3/31/1997           $ 9,510          $10,269      $ 9,850              $ 9,944         $10,126
         4/30/1997           $ 9,585          $10,881      $ 9,905              $10,093         $10,172
         5/31/1997           $10,047          $11,543      $10,552              $10,188         $10,223
         6/30/1997           $10,311          $12,060      $11,136              $10,309         $10,261
         7/31/1997           $10,679          $13,019      $11,319              $10,587         $10,305
         8/31/1997           $10,490          $12,290      $10,476              $10,497         $10,351
         9/30/1997           $11,037          $12,963      $11,065              $10,652         $10,399
        10/31/1997           $10,564          $12,531      $10,217              $10,806         $10,438
        11/30/1997           $10,573          $13,110      $10,115              $10,856         $10,484
        12/31/1997           $10,655          $13,335      $10,206              $10,965         $10,530
         1/31/1998           $10,616          $13,482      $10,675              $11,106         $10,582
         2/28/1998           $11,107          $14,454      $11,362              $11,098         $10,623
         3/31/1998           $11,490          $15,194      $11,715              $11,136         $10,675
         4/30/1998           $11,559          $15,347      $11,810              $11,194         $10,725
         5/31/1998           $11,294          $15,083      $11,756              $11,300         $10,771
         6/30/1998           $11,264          $15,695      $11,847              $11,396         $10,815
         7/31/1998           $10,960          $15,529      $11,970              $11,420         $10,862
         8/31/1998           $ 9,614          $13,286      $10,490              $11,606         $10,914
         9/30/1998           $ 9,848          $14,137      $10,171              $11,878         $10,970
        10/31/1998           $10,134          $15,286      $11,234              $11,815         $11,013
        11/30/1998           $10,420          $16,212      $11,812              $11,882         $11,048
        12/31/1998           $10,643          $17,146      $12,281              $11,918         $11,094
         1/31/1999           $10,809          $17,862      $12,247              $12,003         $11,137
         2/28/1999           $10,581          $17,307      $11,958              $11,794         $11,172
         3/31/1999           $10,892          $18,000      $12,460              $11,859         $11,220
         4/30/1999           $11,326          $18,697      $12,968              $11,896         $11,262
         5/31/1999           $11,192          $18,256      $12,303              $11,792         $11,305
         6/30/1999           $11,523          $19,268      $12,786              $11,755         $11,347
         7/31/1999           $11,388          $18,667      $13,169              $11,705         $11,394
         8/31/1999           $11,450          $18,575      $13,220              $11,699         $11,438
         9/30/1999           $11,444          $18,066      $13,356              $11,834         $11,488
        10/31/1999           $12,049          $19,209      $13,859              $11,878         $11,533
        11/30/1999           $13,133          $19,600      $14,343              $11,877         $11,579
        12/31/1999           $15,025          $20,753      $15,633              $11,820         $11,632
         1/31/2000           $14,776          $19,711      $14,643              $11,781         $11,677
         2/29/2000           $17,097          $19,338      $15,040              $11,924         $11,730
         3/31/2000           $16,606          $21,228      $15,626              $12,081         $11,789
         4/30/2000           $15,488          $20,590      $14,806              $12,046         $11,849
         5/31/2000           $14,869          $20,169      $14,448              $12,041         $11,913
         6/30/2000           $16,093          $20,666      $15,016              $12,291         $11,964
         7/31/2000           $15,778          $20,343      $14,389              $12,403         $12,019
         8/31/2000           $17,018          $21,606      $14,517              $12,583         $12,082
         9/30/2000           $16,472          $20,466      $13,813              $12,662         $12,148
        10/31/2000           $15,607          $20,379      $13,490              $12,746         $12,209
        11/30/2000           $13,725          $18,773      $12,987              $12,954         $12,276
        12/31/2000           $14,254          $18,865      $13,451              $13,194         $12,347
         1/31/2001           $14,905          $19,534      $13,445              $13,410         $12,428
         2/28/2001           $13,558          $17,754      $12,438              $13,527         $12,478
         3/31/2001           $12,750          $16,630      $11,614              $13,595         $12,540
         4/30/2001           $13,637          $17,922      $12,429              $13,538         $12,592
         5/31/2001           $13,681          $18,042      $12,000              $13,620         $12,641
         6/30/2001           $13,432          $17,603      $11,514              $13,671         $12,678
         7/31/2001           $13,105          $17,429      $11,305              $13,977         $12,720
         8/31/2001           $12,576          $16,339      $11,021              $14,137         $12,762
         9/30/2001           $11,214          $15,020      $ 9,908              $14,302         $12,818
        10/31/2001           $11,756          $15,307      $10,161              $14,601         $12,851
        11/30/2001           $12,343          $16,481      $10,536              $14,400         $12,878
        12/31/2001           $12,639          $16,625      $10,599              $14,308         $12,899
         1/31/2002           $12,523          $16,383      $10,037              $14,424         $12,917
         2/28/2002           $12,350          $16,067      $10,107              $14,564         $12,934
         3/31/2002           $12,928          $16,671      $10,659              $14,322         $12,953
         4/30/2002           $12,743          $15,661      $10,736              $14,599         $12,973
         5/31/2002           $12,604          $15,546      $10,882              $14,723         $12,993
         6/30/2002           $11,933          $14,439      $10,453              $14,851         $13,012
         7/31/2002           $10,951          $13,313      $ 9,422              $15,030         $13,031
         8/31/2002           $10,985          $13,401      $ 9,403              $15,284         $13,050
         9/30/2002           $10,199          $11,946      $ 8,395              $15,531         $13,071
        10/31/2002           $10,627          $12,996      $ 8,847              $15,461         $13,091
        11/30/2002           $11,147          $13,760      $ 9,250              $15,456         $13,111
        12/31/2002           $10,787          $12,952      $ 8,939              $15,776         $13,125
         1/31/2003           $10,635          $12,613      $ 8,567              $15,789         $13,139
         2/28/2003           $10,495          $12,424      $ 8,371              $16,008         $13,151
         3/31/2003           $10,460          $12,543      $ 8,213              $15,995         $13,165
         4/30/2003           $11,126          $13,577      $ 9,027              $16,127         $13,178
         5/31/2003           $11,839          $14,292      $ 9,583              $16,428         $13,192
         6/30/2003           $11,968          $14,474      $ 9,820              $16,395         $13,208
         7/31/2003           $12,225          $14,730      $10,059              $15,844         $13,217
         8/31/2003           $12,727          $15,016      $10,304              $15,949         $13,227
         9/30/2003           $12,657          $14,857      $10,623              $16,372         $13,239
        10/31/2003           $13,323          $15,697      $11,286              $16,219         $13,249
        11/30/2003           $13,686          $15,835      $11,539              $16,258         $13,260
        12/31/2003           $14,036          $16,665      $12,441              $16,423         $13,270
         1/31/2004           $14,212          $16,971      $12,617              $16,555         $13,281
         2/29/2004           $14,389          $17,207      $12,911              $16,734         $13,290
         3/31/2004           $14,413          $16,947      $12,989              $16,860         $13,301
         4/30/2004           $13,906          $16,682      $12,706              $16,421         $13,311
         5/31/2004           $14,095          $16,910      $12,761              $16,355         $13,320
         6/30/2004           $14,389          $17,239      $13,046              $16,448         $13,326
         7/31/2004           $13,941          $16,668      $12,624              $16,611         $13,338
         8/31/2004           $13,988          $16,735      $12,683              $16,928         $13,352
         9/30/2004           $14,366          $16,916      $13,016              $16,974         $13,367
        10/31/2004           $14,625          $17,175      $13,461              $17,116         $13,382
        11/30/2004           $15,249          $17,870      $14,384              $16,979         $13,395
        12/31/2004           $15,619          $18,477      $15,016              $17,136         $13,421
         1/31/2005           $15,228          $18,027      $14,741              $17,243         $13,440
         2/28/2005           $15,667          $18,406      $15,381              $17,142         $13,461
         3/31/2005           $15,335          $18,081      $15,001              $17,053         $13,492
         4/30/2005           $14,967          $17,738      $14,665              $17,284         $13,521
         5/31/2005           $15,383          $18,302      $14,688              $17,471         $13,552
         6/30/2005           $15,656          $18,328      $14,888              $17,567         $13,582
         7/31/2005           $16,167          $19,009      $15,346              $17,407         $13,612
         8/31/2005           $16,202          $18,836      $15,738              $17,630         $13,649
         9/30/2005           $16,496          $18,988      $16,442              $17,448         $13,688
        10/31/2005           $16,068          $18,672      $15,963              $17,310         $13,720
        11/30/2005           $16,662          $19,377      $16,358              $17,387         $13,765
        12/31/2005           $16,942          $19,384      $17,120              $17,552         $13,809
         1/31/2006           $17,806          $19,897      $18,172              $17,553         $13,848
         2/28/2006           $17,770          $19,951      $18,135              $17,611         $13,892
         3/31/2006           $18,203          $20,199      $18,742              $17,438         $13,946
         4/30/2006           $18,419          $20,470      $19,651              $17,407         $13,996
         5/31/2006           $17,697          $19,882      $18,911              $17,388         $14,051
         6/30/2006           $17,769          $19,908      $18,918              $17,425         $14,104
         7/31/2006           $17,576          $20,031      $19,108              $17,661         $14,162
         8/31/2006           $17,926          $20,507      $19,638              $17,931         $14,224
         9/30/2006           $17,984          $21,035      $19,672              $18,089         $14,287
        10/31/2006           $18,588          $21,720      $20,439              $18,208         $14,342
        11/30/2006           $19,144          $22,133      $21,056              $18,419         $14,403
        12/31/2006           $19,297          $22,443      $21,718              $18,313         $14,465

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
 CLASS B                             12/31/06
---------------------------------------------
 1-Year                                +9.06%
---------------------------------------------
 3-Year                                +9.53%
---------------------------------------------
 Since Inception (12/1/03)             +9.90%
---------------------------------------------

CLASS B (12/1/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            FT Growth                     MSCI EAFE           LB U.S.        P&R 90 Day U.S.
              Date         Target Fund      S&P 500 6      Index 6       Aggregate Index 6   T-Bill Index 6
---------------------------------------------------------------------------------------------------------------
       12/1/2003              $10,000        $10,000       $10,000             $10,000            $10,000
      12/31/2003              $10,175        $10,524       $10,782             $10,102            $10,008
       1/31/2004              $10,295        $10,717       $10,935             $10,183            $10,016
       2/29/2004              $10,415        $10,866       $11,189             $10,293            $10,023
       3/31/2004              $10,424        $10,702       $11,257             $10,370            $10,031
       4/30/2004              $10,047        $10,534       $11,012             $10,101            $10,038
       5/31/2004              $10,184        $10,679       $11,059             $10,060            $10,045
       6/30/2004              $10,389        $10,886       $11,306             $10,117            $10,050
       7/31/2004              $10,056        $10,526       $10,941             $10,217            $10,059
       8/31/2004              $10,090        $10,568       $10,991             $10,412            $10,069
       9/30/2004              $10,355        $10,683       $11,280             $10,440            $10,080
      10/31/2004              $10,535        $10,846       $11,666             $10,528            $10,092
      11/30/2004              $10,971        $11,285       $12,466             $10,444            $10,102
      12/31/2004              $11,238        $11,668       $13,013             $10,540            $10,122
       1/31/2005              $10,946        $11,384       $12,775             $10,606            $10,136
       2/28/2005              $11,255        $11,624       $13,330             $10,544            $10,151
       3/31/2005              $11,012        $11,418       $13,001             $10,489            $10,175
       4/30/2005              $10,737        $11,201       $12,710             $10,631            $10,196
       5/31/2005              $11,029        $11,558       $12,729             $10,746            $10,220
       6/30/2005              $11,218        $11,574       $12,903             $10,805            $10,243
       7/31/2005              $11,578        $12,004       $13,299             $10,707            $10,265
       8/31/2005              $11,596        $11,895       $13,639             $10,844            $10,293
       9/30/2005              $11,793        $11,991       $14,250             $10,732            $10,323
      10/31/2005              $11,484        $11,791       $13,834             $10,647            $10,347
      11/30/2005              $11,913        $12,237       $14,177             $10,694            $10,381
      12/31/2005              $12,096        $12,241       $14,837             $10,796            $10,414
       1/31/2006              $12,711        $12,565       $15,749             $10,797            $10,443
       2/28/2006              $12,676        $12,599       $15,717             $10,833            $10,477
       3/31/2006              $12,973        $12,756       $16,243             $10,726            $10,518
       4/30/2006              $13,129        $12,927       $17,030             $10,707            $10,555
       5/31/2006              $12,608        $12,555       $16,389             $10,695            $10,597
       6/30/2006              $12,643        $12,572       $16,395             $10,718            $10,637
       7/31/2006              $12,495        $12,650       $16,560             $10,863            $10,680
       8/31/2006              $12,738        $12,950       $17,019             $11,029            $10,727
       9/30/2006              $12,765        $13,284       $17,049             $11,126            $10,774
      10/31/2006              $13,191        $13,716       $17,714             $11,200            $10,816
      11/30/2006              $13,574        $13,977       $18,248             $11,330            $10,862
      12/31/2006              $13,376        $14,173       $18,822             $11,264            $10,909


30 | Annual Report

CLASS C (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            FT Growth                        MSCI EAFE           LB U.S.        P&R 90 Day U.S.
              Date         Target Fund       S&P 500 6        Index 6       Aggregate Index 6    T-Bill Index 6
-----------------------------------------------------------------------------------------------------------------
             1/1/1997         $10,000         $10,000           $10,000          $10,000              $10,000
            1/31/1997         $10,360         $10,624           $ 9,652          $10,031              $10,045
            2/28/1997         $10,290         $10,708           $ 9,813          $10,056              $10,083
            3/31/1997         $10,090         $10,269           $ 9,850          $ 9,944              $10,126
            4/30/1997         $10,170         $10,881           $ 9,905          $10,093              $10,172
            5/31/1997         $10,650         $11,543           $10,552          $10,188              $10,223
            6/30/1997         $10,910         $12,060           $11,136          $10,309              $10,261
            7/31/1997         $11,300         $13,019           $11,319          $10,587              $10,305
            8/31/1997         $11,090         $12,290           $10,476          $10,497              $10,351
            9/30/1997         $11,664         $12,963           $11,065          $10,652              $10,399
           10/31/1997         $11,163         $12,531           $10,217          $10,806              $10,438
           11/30/1997         $11,173         $13,110           $10,115          $10,856              $10,484
           12/31/1997         $11,237         $13,335           $10,206          $10,965              $10,530
            1/31/1998         $11,196         $13,482           $10,675          $11,106              $10,582
            2/28/1998         $11,705         $14,454           $11,362          $11,098              $10,623
            3/31/1998         $12,099         $15,194           $11,715          $11,136              $10,675
            4/30/1998         $12,162         $15,347           $11,810          $11,194              $10,725
            5/31/1998         $11,871         $15,083           $11,756          $11,300              $10,771
            6/30/1998         $11,840         $15,695           $11,847          $11,396              $10,815
            7/31/1998         $11,507         $15,529           $11,970          $11,420              $10,862
            8/31/1998         $10,085         $13,286           $10,490          $11,606              $10,914
            9/30/1998         $10,338         $14,137           $10,171          $11,878              $10,970
           10/31/1998         $10,629         $15,286           $11,234          $11,815              $11,013
           11/30/1998         $10,920         $16,212           $11,812          $11,882              $11,048
           12/31/1998         $11,149         $17,146           $12,281          $11,918              $11,094
            1/31/1999         $11,312         $17,862           $12,247          $12,003              $11,137
            2/28/1999         $11,073         $17,307           $11,958          $11,794              $11,172
            3/31/1999         $11,378         $18,000           $12,460          $11,859              $11,220
            4/30/1999         $11,834         $18,697           $12,968          $11,896              $11,262
            5/31/1999         $11,682         $18,256           $12,303          $11,792              $11,305
            6/30/1999         $12,019         $19,268           $12,786          $11,755              $11,347
            7/31/1999         $11,867         $18,667           $13,169          $11,705              $11,394
            8/31/1999         $11,932         $18,575           $13,220          $11,699              $11,438
            9/30/1999         $11,917         $18,066           $13,356          $11,834              $11,488
           10/31/1999         $12,538         $19,209           $13,859          $11,878              $11,533
           11/30/1999         $13,660         $19,600           $14,343          $11,877              $11,579
           12/31/1999         $15,616         $20,753           $15,633          $11,820              $11,632
            1/31/2000         $15,356         $19,711           $14,643          $11,781              $11,677
            2/29/2000         $17,755         $19,338           $15,040          $11,924              $11,730
            3/31/2000         $17,225         $21,228           $15,626          $12,081              $11,789
            4/30/2000         $16,060         $20,590           $14,806          $12,046              $11,849
            5/31/2000         $15,403         $20,169           $14,448          $12,041              $11,913
            6/30/2000         $16,672         $20,666           $15,016          $12,291              $11,964
            7/31/2000         $16,333         $20,343           $14,389          $12,403              $12,019
            8/31/2000         $17,612         $21,606           $14,517          $12,583              $12,082
            9/30/2000         $17,037         $20,466           $13,813          $12,662              $12,148
           10/31/2000         $16,128         $20,379           $13,490          $12,746              $12,209
           11/30/2000         $14,173         $18,773           $12,987          $12,954              $12,276
           12/31/2000         $14,706         $18,865           $13,451          $13,194              $12,347
            1/31/2001         $15,380         $19,534           $13,445          $13,410              $12,428
            2/28/2001         $13,974         $17,754           $12,438          $13,527              $12,478
            3/31/2001         $13,125         $16,630           $11,614          $13,595              $12,540
            4/30/2001         $14,044         $17,922           $12,429          $13,538              $12,592
            5/31/2001         $14,078         $18,042           $12,000          $13,620              $12,641
            6/30/2001         $13,812         $17,603           $11,514          $13,671              $12,678
            7/31/2001         $13,463         $17,429           $11,305          $13,977              $12,720
            8/31/2001         $12,917         $16,339           $11,021          $14,137              $12,762
            9/30/2001         $11,519         $15,020           $ 9,908          $14,302              $12,818
           10/31/2001         $12,055         $15,307           $10,161          $14,601              $12,851
           11/30/2001         $12,648         $16,481           $10,536          $14,400              $12,878
           12/31/2001         $12,945         $16,625           $10,599          $14,308              $12,899
            1/31/2002         $12,815         $16,383           $10,037          $14,424              $12,917
            2/28/2002         $12,636         $16,067           $10,107          $14,564              $12,934
            3/31/2002         $13,219         $16,671           $10,659          $14,322              $12,953
            4/30/2002         $13,029         $15,661           $10,736          $14,599              $12,973
            5/31/2002         $12,874         $15,546           $10,882          $14,723              $12,993
            6/30/2002         $12,185         $14,439           $10,453          $14,851              $13,012
            7/31/2002         $11,174         $13,313           $ 9,422          $15,030              $13,031
            8/31/2002         $11,198         $13,401           $ 9,403          $15,284              $13,050
            9/30/2002         $10,390         $11,946           $ 8,395          $15,531              $13,071
           10/31/2002         $10,817         $12,996           $ 8,847          $15,461              $13,091
           11/30/2002         $11,341         $13,760           $ 9,250          $15,456              $13,111
           12/31/2002         $10,980         $12,952           $ 8,939          $15,776              $13,125
            1/31/2003         $10,813         $12,613           $ 8,567          $15,789              $13,139
            2/28/2003         $10,670         $12,424           $ 8,371          $16,008              $13,151
            3/31/2003         $10,610         $12,543           $ 8,213          $15,995              $13,165
            4/30/2003         $11,278         $13,577           $ 9,027          $16,127              $13,178
            5/31/2003         $11,993         $14,292           $ 9,583          $16,428              $13,192
            6/30/2003         $12,124         $14,474           $ 9,820          $16,395              $13,208
            7/31/2003         $12,375         $14,730           $10,059          $15,844              $13,217
            8/31/2003         $12,875         $15,016           $10,304          $15,949              $13,227
            9/30/2003         $12,804         $14,857           $10,623          $16,372              $13,239
           10/31/2003         $13,459         $15,697           $11,286          $16,219              $13,249
           11/30/2003         $13,817         $15,835           $11,539          $16,258              $13,260
           12/31/2003         $14,161         $16,665           $12,441          $16,423              $13,270
            1/31/2004         $14,329         $16,971           $12,617          $16,555              $13,281
            2/29/2004         $14,508         $17,207           $12,911          $16,734              $13,290
            3/31/2004         $14,508         $16,947           $12,989          $16,860              $13,301
            4/30/2004         $13,994         $16,682           $12,706          $16,421              $13,311
            5/31/2004         $14,185         $16,910           $12,761          $16,355              $13,320
            6/30/2004         $14,460         $17,239           $13,046          $16,448              $13,326
            7/31/2004         $14,006         $16,668           $12,624          $16,611              $13,338
            8/31/2004         $14,054         $16,735           $12,683          $16,928              $13,352
            9/30/2004         $14,412         $16,916           $13,016          $16,974              $13,367
           10/31/2004         $14,663         $17,175           $13,461          $17,116              $13,382
           11/30/2004         $15,273         $17,870           $14,384          $16,979              $13,395
           12/31/2004         $15,643         $18,477           $15,016          $17,136              $13,421
            1/31/2005         $15,237         $18,027           $14,741          $17,243              $13,440
            2/28/2005         $15,667         $18,406           $15,381          $17,142              $13,461
            3/31/2005         $15,327         $18,081           $15,001          $17,053              $13,492
            4/30/2005         $14,945         $17,738           $14,665          $17,284              $13,521
            5/31/2005         $15,351         $18,302           $14,688          $17,471              $13,552
            6/30/2005         $15,614         $18,328           $14,888          $17,567              $13,582
            7/31/2005         $16,116         $19,009           $15,346          $17,407              $13,612
            8/31/2005         $16,152         $18,836           $15,738          $17,630              $13,649
            9/30/2005         $16,415         $18,988           $16,442          $17,448              $13,688
           10/31/2005         $15,985         $18,672           $15,963          $17,310              $13,720
           11/30/2005         $16,571         $19,377           $16,358          $17,387              $13,765
           12/31/2005         $16,836         $19,384           $17,120          $17,552              $13,809
            1/31/2006         $17,680         $19,897           $18,172          $17,553              $13,848
            2/28/2006         $17,644         $19,951           $18,135          $17,611              $13,892
            3/31/2006         $18,056         $20,199           $18,742          $17,438              $13,946
            4/30/2006         $18,262         $20,470           $19,651          $17,407              $13,996
            5/31/2006         $17,537         $19,882           $18,911          $17,388              $14,051
            6/30/2006         $17,597         $19,908           $18,918          $17,425              $14,104
            7/31/2006         $17,392         $20,031           $19,108          $17,661              $14,162
            8/31/2006         $17,730         $20,507           $19,638          $17,931              $14,224
            9/30/2006         $17,768         $21,035           $19,672          $18,089              $14,287
           10/31/2006         $18,361         $21,720           $20,439          $18,208              $14,342
           11/30/2006         $18,893         $22,133           $21,056          $18,419              $14,403
           12/31/2006         $19,038         $22,443           $21,718          $18,313              $14,465

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
 CLASS C                               12/31/06
-----------------------------------------------
 1-Year                                 +12.08%
-----------------------------------------------
 5-Year                                  +8.02%
-----------------------------------------------
 10-Year                                 +6.65%
-----------------------------------------------

CLASS R (1/1/02-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            FT Growth                MSCI EAFE           LB U.S.         P&R 90 Day U.S.
              Date         Target Fund   S&P 500 6     Index 6       Aggregate Index 6   T-Bill Index 6
----------------------------------------------------------------------------------------------------------
              1/1/2002        $10,000     $10,000      $10,000            $10,000             $10,000
             1/31/2002        $ 9,890     $ 9,854      $ 9,469            $10,081             $10,014
             2/28/2002        $ 9,753     $ 9,664      $ 9,536            $10,179             $10,027
             3/31/2002        $10,200     $10,028      $10,057            $10,009             $10,042
             4/30/2002        $10,064     $ 9,420      $10,130            $10,203             $10,057
             5/31/2002        $ 9,945     $ 9,351      $10,267            $10,290             $10,073
             6/30/2002        $ 9,425     $ 8,685      $ 9,862            $10,379             $10,088
             7/31/2002        $ 8,648     $ 8,008      $ 8,889            $10,504             $10,102
             8/31/2002        $ 8,666     $ 8,061      $ 8,871            $10,682             $10,117
             9/30/2002        $ 8,036     $ 7,185      $ 7,921            $10,855             $10,133
            10/31/2002        $ 8,375     $ 7,817      $ 8,347            $10,805             $10,149
            11/30/2002        $ 8,776     $ 8,277      $ 8,727            $10,802             $10,165
            12/31/2002        $ 8,501     $ 7,791      $ 8,434            $11,025             $10,175
             1/31/2003        $ 8,380     $ 7,587      $ 8,083            $11,035             $10,186
             2/28/2003        $ 8,269     $ 7,473      $ 7,898            $11,188             $10,195
             3/31/2003        $ 8,232     $ 7,545      $ 7,749            $11,179             $10,207
             4/30/2003        $ 8,759     $ 8,167      $ 8,517            $11,271             $10,217
             5/31/2003        $ 9,313     $ 8,596      $ 9,041            $11,481             $10,227
             6/30/2003        $ 9,415     $ 8,706      $ 9,265            $11,459             $10,240
             7/31/2003        $ 9,609     $ 8,860      $ 9,491            $11,073             $10,247
             8/31/2003        $10,016     $ 9,032      $ 9,721            $11,147             $10,255
             9/30/2003        $ 9,951     $ 8,937      $10,023            $11,442             $10,263
            10/31/2003        $10,468     $ 9,442      $10,648            $11,335             $10,272
            11/30/2003        $10,754     $ 9,525      $10,887            $11,362             $10,280
            12/31/2003        $11,037     $10,024      $11,738            $11,478             $10,288
             1/31/2004        $11,167     $10,208      $11,904            $11,570             $10,297
             2/29/2004        $11,306     $10,350      $12,181            $11,696             $10,303
             3/31/2004        $11,315     $10,194      $12,255            $11,783             $10,312
             4/30/2004        $10,915     $10,034      $11,988            $11,477             $10,319
             5/31/2004        $11,074     $10,171      $12,040            $11,431             $10,326
             6/30/2004        $11,297     $10,369      $12,308            $11,495             $10,331
             7/31/2004        $10,943     $10,026      $11,911            $11,609             $10,341
             8/31/2004        $10,981     $10,066      $11,966            $11,831             $10,351
             9/30/2004        $11,278     $10,175      $12,280            $11,863             $10,363
            10/31/2004        $11,474     $10,331      $12,700            $11,962             $10,375
            11/30/2004        $11,957     $10,749      $13,571            $11,867             $10,385
            12/31/2004        $12,256     $11,114      $14,167            $11,976             $10,405
             1/31/2005        $11,938     $10,843      $13,908            $12,051             $10,420
             2/28/2005        $12,275     $11,071      $14,512            $11,980             $10,436
             3/31/2005        $12,018     $10,876      $14,153            $11,919             $10,460
             4/30/2005        $11,719     $10,669      $13,837            $12,080             $10,482
             5/31/2005        $12,046     $11,009      $13,858            $12,211             $10,506
             6/30/2005        $12,262     $11,024      $14,047            $12,277             $10,530
             7/31/2005        $12,655     $11,434      $14,479            $12,165             $10,553
             8/31/2005        $12,683     $11,330      $14,849            $12,321             $10,582
             9/30/2005        $12,908     $11,422      $15,513            $12,194             $10,612
            10/31/2005        $12,571     $11,231      $15,061            $12,098             $10,636
            11/30/2005        $13,038     $11,655      $15,433            $12,151             $10,672
            12/31/2005        $13,249     $11,660      $16,153            $12,267             $10,705
             1/31/2006        $13,920     $11,968      $17,145            $12,268             $10,736
             2/28/2006        $13,891     $12,001      $17,110            $12,308             $10,770
             3/31/2006        $14,226     $12,150      $17,683            $12,188             $10,812
             4/30/2006        $14,396     $12,313      $18,540            $12,165             $10,851
             5/31/2006        $13,837     $11,959      $17,843            $12,152             $10,893
             6/30/2006        $13,885     $11,975      $17,849            $12,178             $10,934
             7/31/2006        $13,723     $12,049      $18,028            $12,343             $10,979
             8/31/2006        $13,999     $12,335      $18,528            $12,532             $11,028
             9/30/2006        $14,035     $12,653      $18,561            $12,642             $11,076
            10/31/2006        $14,511     $13,065      $19,284            $12,726             $11,119
            11/30/2006        $14,939     $13,313      $19,866            $12,873             $11,166
            12/31/2006        $15,057     $13,500      $20,491            $12,798             $11,215

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
 CLASS R                               12/31/06
-----------------------------------------------
 1-Year                                 +13.65%
-----------------------------------------------
 3-Year                                 +10.91%
-----------------------------------------------
 Since Inception (1/1/02)                +8.54%
-----------------------------------------------


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
 ADVISOR CLASS 5                        12/31/06
------------------------------------------------
 1-Year                                  +14.26%
------------------------------------------------
 5-Year                                   +8.90%
------------------------------------------------
 10-Year                                  +7.46%
------------------------------------------------

ADVISOR CLASS (1/1/97-12/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            FT Growth                 MSCI EAFE         LB U.S.        P&R 90 Day U.S.
          Date             Target Fund    S&P 500 6   Index 6     Aggregate Index 6   T-Bill Index 6
--------------------------------------------------------------------------------------------------------
          1/1/1997            $10,000      $10,000     $10,000          $10,000            $10,000
         1/31/1997            $10,370      $10,624     $ 9,652          $10,031            $10,045
         2/28/1997            $10,300      $10,708     $ 9,813          $10,056            $10,083
         3/31/1997            $10,090      $10,269     $ 9,850          $ 9,944            $10,126
         4/30/1997            $10,170      $10,881     $ 9,905          $10,093            $10,172
         5/31/1997            $10,660      $11,543     $10,552          $10,188            $10,223
         6/30/1997            $10,940      $12,060     $11,136          $10,309            $10,261
         7/31/1997            $11,330      $13,019     $11,319          $10,587            $10,305
         8/31/1997            $11,130      $12,290     $10,476          $10,497            $10,351
         9/30/1997            $11,710      $12,963     $11,065          $10,652            $10,399
        10/31/1997            $11,208      $12,531     $10,217          $10,806            $10,438
        11/30/1997            $11,218      $13,110     $10,115          $10,856            $10,484
        12/31/1997            $11,305      $13,335     $10,206          $10,965            $10,530
         1/31/1998            $11,264      $13,482     $10,675          $11,106            $10,582
         2/28/1998            $11,785      $14,454     $11,362          $11,098            $10,623
         3/31/1998            $12,191      $15,194     $11,715          $11,136            $10,675
         4/30/1998            $12,264      $15,347     $11,810          $11,194            $10,725
         5/31/1998            $11,983      $15,083     $11,756          $11,300            $10,771
         6/30/1998            $11,951      $15,695     $11,847          $11,396            $10,815
         7/31/1998            $11,628      $15,529     $11,970          $11,420            $10,862
         8/31/1998            $10,201      $13,286     $10,490          $11,606            $10,914
         9/30/1998            $10,449      $14,137     $10,171          $11,878            $10,970
        10/31/1998            $10,752      $15,286     $11,234          $11,815            $11,013
        11/30/1998            $11,056      $16,212     $11,812          $11,882            $11,048
        12/31/1998            $11,293      $17,146     $12,281          $11,918            $11,094
         1/31/1999            $11,468      $17,862     $12,247          $12,003            $11,137
         2/28/1999            $11,227      $17,307     $11,958          $11,794            $11,172
         3/31/1999            $11,556      $18,000     $12,460          $11,859            $11,220
         4/30/1999            $12,017      $18,697     $12,968          $11,896            $11,262
         5/31/1999            $11,874      $18,256     $12,303          $11,792            $11,305
         6/30/1999            $12,226      $19,268     $12,786          $11,755            $11,347
         7/31/1999            $12,083      $18,667     $13,169          $11,705            $11,394
         8/31/1999            $12,149      $18,575     $13,220          $11,699            $11,438
         9/30/1999            $12,142      $18,066     $13,356          $11,834            $11,488
        10/31/1999            $12,784      $19,209     $13,859          $11,878            $11,533
        11/30/1999            $13,934      $19,600     $14,343          $11,877            $11,579
        12/31/1999            $15,942      $20,753     $15,633          $11,820            $11,632
         1/31/2000            $15,677      $19,711     $14,643          $11,781            $11,677
         2/29/2000            $18,140      $19,338     $15,040          $11,924            $11,730
         3/31/2000            $17,619      $21,228     $15,626          $12,081            $11,789
         4/30/2000            $16,432      $20,590     $14,806          $12,046            $11,849
         5/31/2000            $15,776      $20,169     $14,448          $12,041            $11,913
         6/30/2000            $17,075      $20,666     $15,016          $12,291            $11,964
         7/31/2000            $16,740      $20,343     $14,389          $12,403            $12,019
         8/31/2000            $18,056      $21,606     $14,517          $12,583            $12,082
         9/30/2000            $17,477      $20,466     $13,813          $12,662            $12,148
        10/31/2000            $16,559      $20,379     $13,490          $12,746            $12,209
        11/30/2000            $14,562      $18,773     $12,987          $12,954            $12,276
        12/31/2000            $15,123      $18,865     $13,451          $13,194            $12,347
         1/31/2001            $15,814      $19,534     $13,445          $13,410            $12,428
         2/28/2001            $14,385      $17,754     $12,438          $13,527            $12,478
         3/31/2001            $13,528      $16,630     $11,614          $13,595            $12,540
         4/30/2001            $14,468      $17,922     $12,429          $13,538            $12,592
         5/31/2001            $14,516      $18,042     $12,000          $13,620            $12,641
         6/30/2001            $14,251      $17,603     $11,514          $13,671            $12,678
         7/31/2001            $13,905      $17,429     $11,305          $13,977            $12,720
         8/31/2001            $13,343      $16,339     $11,021          $14,137            $12,762
         9/30/2001            $11,898      $15,020     $ 9,908          $14,302            $12,818
        10/31/2001            $12,473      $15,307     $10,161          $14,601            $12,851
        11/30/2001            $13,096      $16,481     $10,536          $14,400            $12,878
        12/31/2001            $13,410      $16,625     $10,599          $14,308            $12,899
         1/31/2002            $13,287      $16,383     $10,037          $14,424            $12,917
         2/28/2002            $13,103      $16,067     $10,107          $14,564            $12,934
         3/31/2002            $13,716      $16,671     $10,659          $14,322            $12,953
         4/30/2002            $13,520      $15,661     $10,736          $14,599            $12,973
         5/31/2002            $13,373      $15,546     $10,882          $14,723            $12,993
         6/30/2002            $12,661      $14,439     $10,453          $14,851            $13,012
         7/31/2002            $11,619      $13,313     $ 9,422          $15,030            $13,031
         8/31/2002            $11,655      $13,401     $ 9,403          $15,284            $13,050
         9/30/2002            $10,821      $11,946     $ 8,395          $15,531            $13,071
        10/31/2002            $11,275      $12,996     $ 8,847          $15,461            $13,091
        11/30/2002            $11,827      $13,760     $ 9,250          $15,456            $13,111
        12/31/2002            $11,445      $12,952     $ 8,939          $15,776            $13,125
         1/31/2003            $11,284      $12,613     $ 8,567          $15,789            $13,139
         2/28/2003            $11,135      $12,424     $ 8,371          $16,008            $13,151
         3/31/2003            $11,098      $12,543     $ 8,213          $15,995            $13,165
         4/30/2003            $11,805      $13,577     $ 9,027          $16,127            $13,178
         5/31/2003            $12,561      $14,292     $ 9,583          $16,428            $13,192
         6/30/2003            $12,698      $14,474     $ 9,820          $16,395            $13,208
         7/31/2003            $12,970      $14,730     $10,059          $15,844            $13,217
         8/31/2003            $13,504      $15,016     $10,304          $15,949            $13,227
         9/30/2003            $13,429      $14,857     $10,623          $16,372            $13,239
        10/31/2003            $14,136      $15,697     $11,286          $16,219            $13,249
        11/30/2003            $14,520      $15,835     $11,539          $16,258            $13,260
        12/31/2003            $14,892      $16,665     $12,441          $16,423            $13,270
         1/31/2004            $15,079      $16,971     $12,617          $16,555            $13,281
         2/29/2004            $15,267      $17,207     $12,911          $16,734            $13,290
         3/31/2004            $15,292      $16,947     $12,989          $16,860            $13,301
         4/30/2004            $14,754      $16,682     $12,706          $16,421            $13,311
         5/31/2004            $14,954      $16,910     $12,761          $16,355            $13,320
         6/30/2004            $15,267      $17,239     $13,046          $16,448            $13,326
         7/31/2004            $14,792      $16,668     $12,624          $16,611            $13,338
         8/31/2004            $14,842      $16,735     $12,683          $16,928            $13,352
         9/30/2004            $15,242      $16,916     $13,016          $16,974            $13,367
        10/31/2004            $15,517      $17,175     $13,461          $17,116            $13,382
        11/30/2004            $16,180      $17,870     $14,384          $16,979            $13,395
        12/31/2004            $16,572      $18,477     $15,016          $17,136            $13,421
         1/31/2005            $16,157      $18,027     $14,741          $17,243            $13,440
         2/28/2005            $16,623      $18,406     $15,381          $17,142            $13,461
         3/31/2005            $16,271      $18,081     $15,001          $17,053            $13,492
         4/30/2005            $15,880      $17,738     $14,665          $17,284            $13,521
         5/31/2005            $16,321      $18,302     $14,688          $17,471            $13,552
         6/30/2005            $16,611      $18,328     $14,888          $17,567            $13,582
         7/31/2005            $17,153      $19,009     $15,346          $17,407            $13,612
         8/31/2005            $17,191      $18,836     $15,738          $17,630            $13,649
         9/30/2005            $17,502      $18,988     $16,442          $17,448            $13,688
        10/31/2005            $17,048      $18,672     $15,963          $17,310            $13,720
        11/30/2005            $17,678      $19,377     $16,358          $17,387            $13,765
        12/31/2005            $17,977      $19,384     $17,120          $17,552            $13,809
         1/31/2006            $18,895      $19,897     $18,172          $17,553            $13,848
         2/28/2006            $18,870      $19,951     $18,135          $17,611            $13,892
         3/31/2006            $19,323      $20,199     $18,742          $17,438            $13,946
         4/30/2006            $19,566      $20,470     $19,651          $17,407            $13,996
         5/31/2006            $18,811      $19,882     $18,911          $17,388            $14,051
         6/30/2006            $18,888      $19,908     $18,918          $17,425            $14,104
         7/31/2006            $18,671      $20,031     $19,108          $17,661            $14,162
         8/31/2006            $19,055      $20,507     $19,638          $17,931            $14,224
         9/30/2006            $19,115      $21,035     $19,672          $18,089            $14,287
        10/31/2006            $19,770      $21,720     $20,439          $18,208            $14,342
        11/30/2006            $20,361      $22,133     $21,056          $18,419            $14,403
        12/31/2006            $20,540      $22,443     $21,718          $18,313            $14,465

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +14.88% and +13.67%.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 26 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


32 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT     ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                            VALUE 7/1/06       VALUE 12/31/06     PERIOD* 7/1/06-12/31/06
------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,086.00                 $2.63
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,022.68                 $2.55
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,081.70                 $6.56
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,018.90                 $6.36
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,081.90                 $6.56
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,018.90                 $6.36
------------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,084.40                 $3.94
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,021.42                 $3.82
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,087.50                 $1.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,023.95                 $1.28
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and
      Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


34 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                       --------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,                    YEAR ENDED JULY 31,
CLASS A                                                    2006         2005       2004 g         2004         2003         2002
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  12.74     $  12.48     $  11.66     $  10.91     $  10.23     $  11.30
                                                       --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.41         0.29         0.12         0.23         0.23         0.31

 Net realized and unrealized gains (losses) ........       0.84         0.29         0.84         0.74         0.69        (0.95)
                                                       --------------------------------------------------------------------------
Total from investment operations ...................       1.25         0.58         0.96         0.97         0.92        (0.64)
                                                       --------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (0.42)       (0.32)       (0.14)       (0.22)       (0.24)       (0.34)

 Net realized gains ................................      (0.24)          --           --           --           --        (0.09)
                                                       --------------------------------------------------------------------------
Total distributions ................................      (0.66)       (0.32)       (0.14)       (0.22)       (0.24)       (0.43)
                                                       --------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       --------------------------------------------------------------------------
Net asset value, end of year .......................   $  13.33     $  12.74     $  12.48     $  11.66     $  10.91     $  10.23
                                                       ==========================================================================

Total return d .....................................       9.92%        4.70%        8.30%        8.89%        8.99%       (5.74)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $194,477     $162,079     $139,153     $117,013     $ 64,409     $ 35,991

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       0.69%        0.73%        0.82% h      0.85%        0.91%        0.96%

 Expenses net of waiver and payments by affiliates e       0.50%        0.69%        0.82% h      0.85%        0.91%        0.96%

 Net investment income c ...........................       3.09%        2.31%        2.40% h      2.00%        2.21%        2.86%

Portfolio turnover rate ............................      11.08%        8.16%        2.63%        3.71%       18.03%        5.75%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                       ----------------------------------------------
                                                                                         PERIOD ENDED
                                                          YEAR ENDED DECEMBER 31,          JULY 31,
CLASS B                                                  2006       2005     2004 g         2004 i
                                                       ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $12.71     $12.46     $11.63         $11.67
                                                       ----------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................     0.30       0.19       0.09           0.07

 Net realized and unrealized gains (losses) ........     0.84       0.29       0.84           0.04
                                                       ----------------------------------------------
Total from investment operations ...................     1.14       0.48       0.93           0.11
                                                       ----------------------------------------------
Less distributions from:

 Net investment income .............................    (0.32)     (0.23)     (0.10)         (0.15)

 Net realized gains ................................    (0.24)        --         --             --
                                                       ----------------------------------------------
Total distributions ................................    (0.56)     (0.23)     (0.10)         (0.15)
                                                       ----------------------------------------------
Redemption fees ....................................       -- f       -- f       -- f            --f
                                                       ----------------------------------------------
Net asset value, end of year .......................   $13.29     $12.71     $12.46         $11.63
                                                       ==============================================

Total return d .....................................     9.05%      3.87%      8.02%          0.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $6,422     $6,202     $5,223         $3,567

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e     1.44%      1.48%      1.57% h        1.60% h

 Expenses net of waiver and payments by affiliates e     1.25%      1.44%      1.57% h        1.60% h

 Net investment income c ...........................     2.34%      1.56%      1.65% h        1.25% h

Portfolio turnover rate ............................    11.08%      8.16%      2.63%          3.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period December 1, 2003 (effective date) to July 31, 2004.


36 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                        ---------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS C                                                     2006         2005       2004 g         2004         2003         2002
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $  12.60     $  12.36     $  11.53     $  10.80     $  10.14     $  11.20
                                                        ---------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c ..........................       0.30         0.19         0.08         0.14         0.15         0.23

 Net realized and unrealized gains (losses) .........       0.85         0.28         0.84         0.73         0.67        (0.94)
                                                        ---------------------------------------------------------------------------
Total from investment operations ....................       1.15         0.47         0.92         0.87         0.82        (0.71)
                                                        ---------------------------------------------------------------------------
Less distributions from:

 Net investment income ..............................      (0.33)       (0.23)       (0.09)       (0.14)       (0.16)       (0.26)

 Net realized gains .................................      (0.24)          --           --           --           --        (0.09)
                                                        ---------------------------------------------------------------------------
Total distributions .................................      (0.57)       (0.23)       (0.09)       (0.14)       (0.16)       (0.35)
                                                        ---------------------------------------------------------------------------
Redemption fees .....................................         -- f         -- f         -- f         -- f         --           --
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ........................   $  13.18     $  12.60     $  12.36     $  11.53     $  10.80     $  10.14
                                                        ===========================================================================

Total return d ......................................       9.16%        3.83%        8.03%        8.04%        8.20%       (6.48)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $ 76,018     $ 63,298     $ 59,803     $ 52,881     $ 32,344     $ 22,436

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e        1.43%        1.47%        1.57% h      1.60%        1.66%        1.70%

 Expenses net of waiver and payments by affiliates e        1.24%        1.43%        1.57% h      1.60%        1.66%        1.70%

 Net investment income c ............................       2.35%        1.57%        1.65% h      1.25%        1.46%        2.15%

Portfolio turnover rate .............................      11.08%        8.16%        2.63%        3.71%       18.03%        5.75%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                       ----------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,                YEAR ENDED JULY 31,
CLASS R                                                    2006         2005      2004 g          2004         2003       2002 i
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  12.71     $  12.46     $  11.63     $  10.89     $  10.23     $  10.89
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.37         0.26         0.11         0.21         0.19         0.12

 Net realized and unrealized gains (losses) ........       0.85         0.28         0.85         0.72         0.69        (0.70)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................       1.22         0.54         0.96         0.93         0.88        (0.58)
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (0.39)       (0.29)       (0.13)       (0.19)       (0.22)       (0.08)

 Net realized gains ................................      (0.24)          --           --           --           --           --
                                                       ----------------------------------------------------------------------------
Total distributions ................................      (0.63)       (0.29)       (0.13)       (0.19)       (0.22)       (0.08)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $  13.30     $  12.71     $  12.46     $  11.63     $  10.89     $  10.23
                                                       ============================================================================

Total return d .....................................       9.73%        4.37%        8.27%        8.56%        8.79%       (5.38)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $ 14,490     $ 14,112     $ 12,199     $  8,370     $  5,718     $    543

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       0.94%        0.98%        1.07% h      1.10%        1.16%        1.21% h

 Expenses net of waiver and payments by affiliates e       0.75%        0.94%        1.07% h      1.10%        1.16%        1.21% h

 Net investment income c ...........................       2.84%        2.06%        2.15% h      1.75%        1.96%        1.93% h

Portfolio turnover rate ............................      11.08%        8.16%        2.63%        3.71%       18.03%        5.75%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period January 1, 2002 (effective date) to July 31, 2002.

38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                       ------------------------------
                                                        YEAR ENDED     PERIOD ENDED
                                                       DECEMBER 31,    DECEMBER 31,
ADVISOR CLASS                                              2006           2005 g
                                                       ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $     12.72     $     12.81
                                                       ------------------------------
Income from investment operations a:

 Net investment income b,c .........................          0.45            0.07

 Net realized and unrealized gains (losses) ........          0.83            0.02
                                                       ------------------------------
Total from investment operations ...................          1.28            0.09
                                                       ------------------------------
Less distributions from:

 Net investment income .............................         (0.45)          (0.18)

 Net realized gains ................................         (0.24)             --
                                                       ------------------------------
Total distributions ................................         (0.69)          (0.18)
                                                       ------------------------------
Redemption fees ....................................            -- f             -- f
                                                       ------------------------------
Net asset value, end of year .......................   $     13.31     $     12.72
                                                       ==============================

Total return d .....................................         10.28%           0.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $     1,726     $       753

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e          0.44%           0.48% h

 Expenses net of waiver and payments by affiliates e          0.25%           0.44% h

 Net investment income c ...........................          3.34%           2.56% h

Portfolio turnover rate ............................         11.08%           8.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period December 1, 2005 (effective date) to December 31, 2005.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

---------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                SHARES           VALUE
---------------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDSa
   LONG TERM INVESTMENTS 80.7%
   DOMESTIC EQUITY 28.6%
 b Franklin Aggressive Growth Fund, Advisor Class ......................        347,061    $  6,278,342
   Franklin Flex Cap Growth Fund, Advisor Class ........................        527,558      22,500,368
   Franklin Natural Resources Fund, Advisor Class ......................        143,550       5,009,909
   Franklin Real Estate Securities Fund, Advisor Class .................        238,559       6,333,752
 b Franklin Small Cap Growth Fund II, Advisor Class ....................      1,960,965      24,492,448
   Mutual Shares Fund, Class Z .........................................        735,022      19,176,730
                                                                                           -------------
                                                                                             83,791,549
                                                                                           -------------
   DOMESTIC FIXED INCOME 26.8%
   Franklin Strategic Mortgage Portfolio ...............................      2,304,237      22,120,671
   Franklin Total Return Fund, Advisor Class ...........................      2,602,641      25,870,248
   Franklin U.S. Government Securities Fund, Advisor Class .............      4,773,130      30,786,688
                                                                                           -------------
                                                                                             78,777,607
                                                                                           -------------
   FOREIGN EQUITY 12.7%
   Franklin Gold and Precious Metals Fund, Advisor Class ...............        198,161       6,515,530
   Mutual European Fund, Class Z .......................................        766,534      18,849,071
   Templeton China World Fund, Advisor Class ...........................        158,249       5,076,630
   Templeton Foreign Fund, Advisor Class ...............................        501,454       6,814,760
                                                                                           -------------
                                                                                             37,255,991
                                                                                           -------------
   FOREIGN FIXED INCOME 12.6%
   Templeton Global Bond Fund, Advisor Class ...........................      3,348,418      36,899,562
                                                                                           -------------
   TOTAL LONG TERM INVESTMENTS (COST $203,358,170) .....................                    236,724,709
                                                                                           -------------
   SHORT TERM INVESTMENT (COST $57,083,974) 19.5%
   MONEY MARKET FUND 19.5%
 c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%      57,083,974      57,083,974
                                                                                           -------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $260,442,144) 100.2% ....                    293,808,683
   OTHER ASSETS, LESS LIABILITIES (0.2)% ...............................                       (675,352)
                                                                                           -------------
   NET ASSETS 100.0% ...................................................                   $293,133,331
                                                                                           =============

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended December 31, 2006.

c     The rate shown is the annualized seven-day yield at period end.


40 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                       ---------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS A                                                    2006         2005       2004 g         2004         2003         2002
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  13.14     $  12.69     $  11.65     $  10.64     $   9.83     $  11.31
                                                       ---------------------------------------------------------------------------
Income from investment operations a:
 Net investment income b,c .........................       0.35         0.25         0.12         0.20         0.19         0.26
                                                       ---------------------------------------------------------------------------
 Net realized and unrealized gains (losses) ........       1.15         0.50         1.05         1.00         0.81        (1.31)
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................       1.50         0.75         1.17         1.20         1.00        (1.05)
                                                       ---------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (0.38)       (0.30)       (0.13)       (0.19)       (0.19)       (0.29)

 Net realized gains ................................      (0.23)          --           --           --           --        (0.14)
                                                       ---------------------------------------------------------------------------
Total distributions ................................      (0.61)       (0.30)       (0.13)       (0.19)       (0.19)       (0.43)
                                                       ---------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $  14.03     $  13.14     $  12.69     $  11.65     $  10.64     $   9.83
                                                       ===========================================================================

Total return d .....................................      11.57%        5.94%       10.14%       11.18%       10.47%       (9.69)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $401,392     $316,754     $281,033     $219,273     $121,617     $ 85,035

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       0.70%        0.74%        0.81% h      0.89%        0.98%        0.96%

 Expenses net of waiver and payments by affiliates e       0.50%        0.69%        0.81% h      0.89%        0.98%        0.96%


 Net investment income c ...........................       2.56%        1.93%        2.32% h      1.75%        1.89%        2.46%

Portfolio turnover rate ............................       9.40%       10.59%        2.78%        4.13%       15.90%        8.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                         -----------------------------------------------
                                                                                            PERIOD ENDED
                                                              YEAR ENDED DECEMBER 31,         JULY 31,
CLASS B                                                    2006         2005      2004 g       2004 i
                                                         -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................     $13.10       $12.66       $11.62       $11.62
                                                         -----------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.24         0.15         0.09         0.05

 Net realized and unrealized gains (losses) ........       1.15         0.50         1.03         0.09
                                                         -----------------------------------------------
Total from investment operations ...................       1.39         0.65         1.12         0.14
                                                         -----------------------------------------------
Less distributions from:

 Net investment income .............................      (0.27)       (0.21)       (0.08)       (0.14)

 Net realized gains ................................      (0.23)          --           --           --
                                                         -----------------------------------------------
Total distributions ................................      (0.50)       (0.21)       (0.08)       (0.14)
                                                         -----------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f          --f
                                                         -----------------------------------------------
Net asset value, end of year .......................     $13.99       $13.10       $12.66       $11.62
                                                         ===============================================

Total return d .....................................      10.70%        5.18%        9.77%        1.18%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................     $11,533      $10,170      $8,700       $5,417

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       1.45%        1.49%        1.56% h      1.64% h

 Expenses net of waiver and payments by affiliates e       1.25%        1.44%        1.56% h      1.64% h

 Net investment income c ...........................       1.81%        1.18%        1.57% h      1.00% h

Portfolio turnover rate ............................       9.40%       10.59%        2.78%        4.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period December 1, 2003 (effective date) to July 31, 2004.

42 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                       ----------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,                   YEAR ENDED JULY 31,
CLASS C                                                    2006         2005       2004 g         2004         2003         2002
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  12.94     $  12.50     $  11.47     $  10.48     $   9.69     $  11.16
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.24         0.15         0.08         0.12         0.11         0.19

 Net realized and unrealized gains (losses) ........       1.13         0.50         1.03         0.98         0.80        (1.31)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................       1.37         0.65         1.11         1.10         0.91        (1.12)
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (0.27)       (0.21)       (0.08)       (0.11)       (0.12)       (0.21)

 Net realized gains ................................      (0.23)          --           --           --           --        (0.14)
                                                       ----------------------------------------------------------------------------
Total distributions ................................      (0.50)       (0.21)       (0.08)       (0.11)       (0.12)       (0.35)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $  13.81     $  12.94     $  12.50     $  11.47     $  10.48     $   9.69
                                                       ============================================================================

Total return d .....................................      10.72%        5.25%        9.75%       10.39%        9.50%      (10.31)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $134,465     $112,294     $105,966     $ 90,988     $ 56,341     $ 39,835

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       1.45%        1.48%        1.56% h      1.64%        1.73%        1.71%

 Expenses net of waiver and payments by affiliates e       1.25%        1.43%        1.56% h      1.64%        1.73%        1.71%

 Net investment income c ...........................       1.81%        1.19%        1.57% h      1.00%        1.14%        1.77%

Portfolio turnover rate ............................       9.40%       10.59%        2.78%        4.13%       15.90%        8.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                       ----------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,                  YEAR ENDED JULY 31,
CLASS R                                                    2006         2005      2004 g          2004         2003       2002 i
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  13.11     $  12.66     $  11.62     $  10.62     $   9.82     $  10.79
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.31         0.21         0.11         0.18         0.13         0.09

 Net realized and unrealized gains (losses) ........       1.15         0.51         1.04         0.98         0.85        (0.99)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................       1.46         0.72         1.15         1.16         0.98        (0.90)
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (0.34)       (0.27)       (0.11)       (0.16)       (0.18)       (0.07)

 Net realized gains ................................      (0.23)          --           --           --           --           --
                                                       ----------------------------------------------------------------------------
Total distributions ................................      (0.57)       (0.27)       (0.11)       (0.16)       (0.18)       (0.07)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................       -- f         -- f         -- f         -- f           --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $  14.00     $  13.11     $  12.66     $  11.62     $  10.62     $   9.82
                                                       ============================================================================

Total return d .....................................      11.27%        5.73%        9.92%       10.95%       10.10%       (8.38)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $ 31,719     $ 30,403     $ 25,162     $ 17,161     $ 10,989     $     94

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       0.95%        0.99%        1.06% h      1.14%        1.23%        1.21% h

 Expenses net of waiver and payments byaffiliates e        0.75%        0.94%        1.06% h      1.14%        1.23%        1.21% h

 Net investment income c ...........................       2.31%        1.68%        2.07% h      1.50%        1.64%        1.53% h

Portfolio turnover rate ............................       9.40%       10.59%        2.78%        4.13%       15.90%        8.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period January 1, 2002 (effective date) to July 31, 2002.


44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                       -------------------------------
                                                         YEAR ENDED       PERIOD ENDED
                                                        DECEMBER 31,      DECEMBER 31,
ADVISOR CLASS                                               2006             2005 g
                                                       -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $       13.15     $       13.23
                                                       -------------------------------
Income from investment operations a:

 Net investment income b,c .........................            0.40              0.08

 Net realized and unrealized gains (losses) ........            1.13              0.02
                                                       -------------------------------
Total from investment operations ...................            1.53              0.10
                                                       -------------------------------
Less distributions from:

 Net investment income .............................           (0.42)            (0.18)

 Net realized gains ................................           (0.23)               --
                                                       -------------------------------
Total distributions ................................           (0.65)            (0.18)
                                                       -------------------------------
Redemption fees ....................................              -- f              --f
                                                       -------------------------------
Net asset value, end of year .......................   $       14.03     $       13.15
                                                       ===============================

Total return d .....................................           11.87%             0.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $       7,071     $       3,890

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e            0.45%             0.49% h

 Expenses net of waiver and payments by affiliates e            0.25%             0.44% h

 Net investment income c ...........................            2.81%             2.18% h

Portfolio turnover rate ............................            9.40%            10.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period December 1, 2005 (effective date) to December 31, 2005.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                   SHARES           VALUE
------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 90.5%
  DOMESTIC EQUITY 38.8%
b Franklin Aggressive Growth Fund, Advisor Class ......................     1,017,222   $  18,401,552
  Franklin Flex Cap Growth Fund, Advisor Class ........................     1,438,997      61,373,222
  Franklin Natural Resources Fund, Advisor Class ......................       443,155      15,466,098
  Franklin Real Estate Securities Fund, Advisor Class .................       630,362      16,736,105
b Franklin Small Cap Growth Fund II, Advisor Class ....................     5,199,671      64,943,894
  Mutual Shares Fund, Class Z .........................................     1,947,168      50,801,624
                                                                                        -------------
                                                                                          227,722,495
                                                                                        -------------
  DOMESTIC FIXED INCOME 23.4%
  Franklin Strategic Mortgage Portfolio ...............................     4,071,631      39,087,653
  Franklin Total Return Fund, Advisor Class ...........................     4,354,819      43,286,896
  Franklin U.S. Government Securities Fund, Advisor Class .............     8,442,357      54,453,201
                                                                                        -------------
                                                                                          136,827,750
                                                                                        -------------
  FOREIGN EQUITY 17.2%
  Franklin Gold and Precious Metals Fund, Advisor Class ...............       478,023      15,717,415
  Mutual European Fund, Class Z .......................................     2,068,989      50,876,442
  Templeton China World Fund, Advisor Class ...........................       458,105      14,696,023
  Templeton Foreign Fund, Advisor Class ...............................     1,455,131      19,775,228
                                                                                        -------------
                                                                                          101,065,108
                                                                                        -------------
  FOREIGN FIXED INCOME 11.1%
  Templeton Global Bond Fund, Advisor Class ...........................     5,905,099      65,074,189
                                                                                        -------------
  TOTAL LONG TERM INVESTMENTS (COST $448,116,616) .....................                   530,689,542
                                                                                        -------------
  SHORT TERM INVESTMENT (COST $56,635,105) 9.7%
  MONEY MARKET FUND 9.7%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%     56,635,105      56,635,105
                                                                                        -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $504,751,721) 100.2% ....                   587,324,647
  OTHER ASSETS, LESS LIABILITIES (0.2)% ...............................                    (1,144,798)
                                                                                        -------------
  NET ASSETS 100.0% ...................................................                 $ 586,179,849
                                                                                        =============


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                       ---------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS A                                                    2006         2005      2004 g          2004         2003         2002
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  14.10     $  13.17     $  11.83     $  10.46     $   9.47     $  11.64
                                                       ---------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.24         0.14         0.09         0.11         0.08         0.13

 Net realized and unrealized gains (losses) ........       1.73         0.96         1.33         1.36         1.01        (2.01)
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................       1.97         1.10         1.42         1.47         1.09        (1.88)
                                                       ---------------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................      (0.32)       (0.17)       (0.08)       (0.10)       (0.10)       (0.13)

 Net realized gains ................................      (0.12)          --           --           --           --        (0.16)
                                                       ---------------------------------------------------------------------------
Total distributions ................................      (0.44)       (0.17)       (0.08)       (0.10)       (0.10)       (0.29)
                                                       ---------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $  15.63     $  14.10     $  13.17     $  11.83     $  10.46     $   9.47
                                                       ===========================================================================

Total return d .....................................      13.90%        8.47%       12.04%       14.04%       11.64%      (16.44)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $319,521     $230,686     $202,560     $165,500     $ 99,432     $ 69,663

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       0.75%        0.79%        0.85% h      0.83%        0.92%        0.93%

 Expenses net of waiver and payments by affiliates e       0.50%        0.72%        0.85% h      0.83%        0.92%        0.93%

 Net investment income c ...........................       1.59%        1.07%        1.72% h      0.91%        0.84%        1.20%

Portfolio turnover rate ............................       9.31%       10.50%        3.98%        3.46%       21.87%       14.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                            ---------------------------------------------
                                                                                            PERIOD ENDED
                                                               YEAR ENDED DECEMBER 31,        JULY 31,
CLASS B                                                       2006       2005     2004 g        2004 i
                                                            ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $13.97     $13.09     $11.75        $11.80
                                                            ---------------------------------------------
Income from investment operations a:

 Net investment income (loss) b,c .......................     0.12       0.04       0.06         (0.02)

 Net realized and unrealized gains (losses) .............     1.72       0.96       1.32          0.09
                                                            ---------------------------------------------
Total from investment operations ........................     1.84       1.00       1.38          0.07
                                                            ---------------------------------------------
Less distributions from:

 Net investment income and short term gains received from
  Underlying Funds ......................................    (0.24)     (0.12)     (0.04)        (0.12)

 Net realized gains .....................................    (0.12)        --         --            --
                                                            ---------------------------------------------
Total distributions .....................................    (0.36)     (0.12)     (0.04)        (0.12)
                                                            ---------------------------------------------
Redemption fees .........................................       -- f       -- f       -- f          -- f
                                                            ---------------------------------------------
Net asset value, end of year ............................   $15.45     $13.97     $13.09        $11.75
                                                            =============================================

Total return d ..........................................    13.06%      7.63%     11.76%         0.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $8,195     $6,468     $5,343        $3,178

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e ....     1.50%      1.54%      1.60% h        1.58% h

 Expenses net of waiver and payments by affiliates e ....     1.25%      1.47%      1.60% h        1.58% h

 Net investment income c ................................     0.84%      0.32%      0.97% h        0.16% h

Portfolio turnover rate .................................     9.31%     10.50%      3.98%         3.46%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding. cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period December 1, 2003 (effective date) to July 31, 2004.


48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                       ----------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS C                                                    2006         2005        2004G         2004         2003         2002
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  13.97     $  13.09     $  11.72     $  10.38     $   9.40     $  11.58
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.13         0.04         0.05         0.02         0.01         0.05

 Net realized and unrealized gains (losses) ........       1.70         0.96         1.32         1.35         1.00        (1.99)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................       1.83         1.00         1.37         1.37         1.01        (1.94)
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................      (0.24)       (0.12)          --        (0.03)       (0.03)       (0.08)

 Net realized gains ................................      (0.12)          --           --           --           --        (0.16)
                                                       ----------------------------------------------------------------------------
Total distributions ................................      (0.36)       (0.12)          --        (0.03)       (0.03)       (0.24)
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $  15.44     $  13.97     $  13.09     $  11.72     $  10.38     $   9.40
                                                       ============================================================================

Total return d .....................................      13.08%        7.63%       11.69%       13.18%       10.74%      (17.00)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $122,156     $ 88,986     $ 73,816     $ 61,179     $ 40,829     $ 31,255

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       1.50%        1.54%        1.60% h      1.58%        1.67%        1.68%

 Expenses net of waiver and payments by affiliates e       1.25%        1.47%        1.60% h      1.58%        1.67%        1.68%

 Net investment income c ...........................       0.84%        0.32%        0.97% h      0.16%        0.09%        0.50%

Portfolio turnover rate ............................       9.31%       10.50%        3.98%        3.46%       21.87%       14.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                       ----------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,                     YEAR ENDED JULY 31,
CLASS R                                                    2006         2005       2004 g         2004         2003       2002 i
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  14.02     $  13.11     $  11.76     $  10.40     $   9.46     $  10.95
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................       0.20         0.11         0.08         0.08         0.05         0.01

 Net realized and unrealized gains (losses) ........       1.71         0.95         1.33         1.36         1.00        (1.50)
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................       1.91         1.06         1.41         1.44         1.05        (1.49)
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................      (0.29)       (0.15)       (0.06)       (0.08)       (0.11)          --

 Net realized gains ................................      (0.12)          --           --           --           --           --
                                                       ----------------------------------------------------------------------------
Total distributions ................................      (0.41)       (0.15)       (0.06)       (0.08)       (0.11)          --
                                                       ----------------------------------------------------------------------------
Redemption fees ....................................         -- f         -- f         -- f         -- f         --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $  15.52     $  14.02     $  13.11     $  11.76     $  10.40     $   9.46
                                                       ============================================================================

Total return d .....................................      13.65%        8.10%       12.00%       13.89%       11.11%      (13.52)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $ 26,215     $ 19,461     $ 15,206     $ 11,714     $  5,567     $    141

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e       1.00%        1.04%        1.10% h      1.08%        1.17%        1.18% h

 Expenses net of waiver and payments by affiliates e       0.75%        0.97%        1.10% h      1.08%        1.17%        1.18% h

 Net investment income c ...........................       1.34%        0.82%        1.47% h      0.66%        0.59%        0.18% h

Portfolio turnover rate ............................       9.31%       10.50%        3.98%        3.46%       21.87%       14.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period January 1, 2002 (effective date) to July 31, 2002.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                            ------------------------------------
                                                                              YEAR ENDED       PERIOD ENDED
                                                                             DECEMBER 31,      DECEMBER 31,
ADVISOR CLASS                                                                    2006             2005 g
                                                                            ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................................   $       14.10     $       14.18
                                                                            ------------------------------------
Income from investment operations a:

 Net investment income b,c ...............................................            0.29              0.11

 Net realized and unrealized gains (losses) ..............................            1.72             (0.03)
                                                                            ------------------------------------
Total from investment operations .........................................            2.01              0.08
                                                                            ------------------------------------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds           (0.35)            (0.16)

 Net realized gains ......................................................           (0.12)               --
                                                                            ------------------------------------
Total distributions ......................................................           (0.47)            (0.16)
                                                                            ------------------------------------
Redemption fees ..........................................................              -- f              -- f
                                                                            ------------------------------------
Net asset value, end of year .............................................   $       15.64     $       14.10
                                                                            ====================================

Total return d ...........................................................           14.26%             0.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................   $       5,593     $       3,320

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................            0.50%             0.54% h

 Expenses net of waiver and payments by affiliates e .....................            0.25%             0.47% h

 Net investment income c .................................................            1.84%             1.32% h

Portfolio turnover rate ..................................................            9.31%            10.50%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period December 1, 2005 (effective date) to December 31, 2005.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 94.7%
  DOMESTIC EQUITY 55.0%
b Franklin Aggressive Growth Fund, Advisor Class ......................    1,156,971   $  20,929,599
  Franklin Flex Cap Growth Fund, Advisor Class ........................    1,679,236      71,619,395
  Franklin Natural Resources Fund, Advisor Class ......................      464,955      16,226,917
  Franklin Real Estate Securities Fund, Advisor Class .................      700,870      18,608,100
b Franklin Small Cap Growth Fund II, Advisor Class ....................    6,090,045      76,064,662
  Mutual Shares Fund, Class Z .........................................    2,350,164      61,315,789
                                                                                       --------------
                                                                                         264,764,462
                                                                                       --------------
  DOMESTIC FIXED INCOME 10.1%
  Franklin Strategic Mortgage Portfolio ...............................    1,392,107      13,364,227
  Franklin Total Return Fund, Advisor Class ...........................    1,600,208      15,906,069
  Franklin U.S. Government Securities Fund, Advisor Class .............    2,983,571      19,244,036
                                                                                       --------------
                                                                                          48,514,332
                                                                                       --------------
  FOREIGN EQUITY 25.0%
  Franklin Gold and Precious Metals Fund, Advisor Class ...............      603,366      19,838,673
  Mutual European Fund, Class Z .......................................    2,435,572      59,890,725
  Templeton China World Fund, Advisor Class ...........................      541,310      17,365,213
  Templeton Foreign Fund, Advisor Class ...............................    1,723,886      23,427,615
                                                                                       --------------
                                                                                         120,522,226
                                                                                       --------------
  FOREIGN FIXED INCOME 4.6%
  Templeton Global Bond Fund, Advisor Class ...........................    2,028,361      22,352,536
                                                                                       --------------
  TOTAL LONG TERM INVESTMENTS (COST $371,894,910) .....................                  456,153,556
                                                                                       --------------
  SHORT TERM INVESTMENT (COST $26,679,076) 5.5%
  MONEY MARKET FUND 5.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%    26,679,076      26,679,076
                                                                                       --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $398,573,986) 100.2% ....                  482,832,632
  OTHER ASSETS, LESS LIABILITIES (0.2)% ...............................                   (1,152,350)
                                                                                       --------------
  NET ASSETS 100.0% ...................................................                $ 481,680,282
                                                                                       ==============


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

                                              ---------------------------------------------
                                                FRANKLIN        FRANKLIN        FRANKLIN
                                                TEMPLETON       TEMPLETON       TEMPLETON
                                              CONSERVATIVE      MODERATE         GROWTH
                                               TARGET FUND     TARGET FUND     TARGET FUND
                                              ---------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost ....................................   $ 260,442,144   $ 504,751,721   $ 398,573,986
                                              =============================================
  Value ...................................   $ 293,808,683   $ 587,324,647   $ 482,832,632
 Receivables on capital shares sold .......         740,409       1,394,556       1,097,515
                                              ---------------------------------------------
        Total assets ......................     294,549,092     588,719,203     483,930,147
                                              ---------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .................       1,088,080       1,930,574       1,785,649
  Affiliates ..............................         252,466         476,947         407,849
 Accrued expenses and other liabilities ...          75,215         131,833          56,367
                                              ---------------------------------------------
        Total liabilities .................       1,415,761       2,539,354       2,249,865
                                              ---------------------------------------------
          Net assets, at value ............   $ 293,133,331   $ 586,179,849   $ 481,680,282
                                              =============================================
Net assets consist of:
 Paid-in capital ..........................   $ 254,415,375   $ 489,134,464   $ 380,640,787
 Undistributed net investment income ......         116,913         247,487         124,616
 Net unrealized appreciation (depreciation)      33,366,539      82,572,926      84,258,646
 Accumulated net realized gain (loss) .....       5,234,504      14,224,972      16,656,233
                                              ---------------------------------------------
          Net assets, at value ............   $ 293,133,331   $ 586,179,849   $ 481,680,282
                                              =============================================

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

                                                                          ----------------------------------------------
                                                                            FRANKLIN        FRANKLIN        FRANKLIN
                                                                            TEMPLETON       TEMPLETON       TEMPLETON
                                                                          CONSERVATIVE      MODERATE         GROWTH
                                                                           TARGET FUND     TARGET FUND     TARGET FUND
                                                                          ----------------------------------------------
CLASS A:
  Net assets, at value ................................................   $ 194,477,036   $ 401,391,577   $ 319,520,574
                                                                          ==============================================
  Shares outstanding ..................................................      14,594,645      28,605,523      20,436,276
                                                                          ==============================================
  Net asset value per share a .........................................   $       13.33   $       14.03   $       15.63
                                                                          ==============================================
  Maximum offering price per share (net asset value per share / 94.25%)   $       14.14   $       14.89   $       16.58
CLASS B:
  Net assets, at value ................................................   $   6,421,942   $  11,533,255   $   8,195,098
                                                                          ==============================================
  Shares outstanding ..................................................         483,355         824,266         530,539
                                                                          ==============================================
  Net asset value and maximum offering price per share a ..............   $       13.29   $       13.99   $       15.45
CLASS C:
  Net assets, at value ................................................   $  76,018,339   $ 134,465,223   $ 122,156,148
                                                                          ==============================================
  Shares outstanding ..................................................       5,769,688       9,737,375       7,910,013
                                                                          ==============================================
  Net asset value and maximum offering price per share a ..............   $       13.18   $       13.81   $       15.44
CLASS R:
  Net assets, at value ................................................   $  14,489,694   $  31,719,156   $  26,215,162
                                                                          ==============================================
  Shares outstanding ..................................................       1,089,512       2,264,928       1,688,613
                                                                          ==============================================
  Net asset value and maximum offering price per share a ..............   $       13.30   $       14.00   $       15.52
ADVISOR CLASS:
  Net assets, at value ................................................   $   1,726,320   $   7,070,638   $   5,593,300
                                                                          ==============================================
  Shares outstanding ..................................................         129,696         503,906         357,672
                                                                          ==============================================
  Net asset value and maximum offering price per share ................   $       13.31   $       14.03   $       15.64
                                                                          ==============================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2006

                                                                          ------------------------------------------------
                                                                            FRANKLIN         FRANKLIN         FRANKLIN
                                                                            TEMPLETON        TEMPLETON        TEMPLETON
                                                                          CONSERVATIVE       MODERATE          GROWTH
                                                                           TARGET FUND      TARGET FUND      TARGET FUND
                                                                          ------------------------------------------------
Investment income:
 Dividends from Underlying Funds (Note 6) .............................   $   9,633,559    $  16,185,991    $   8,771,785
                                                                          ------------------------------------------------
Expenses:
 Asset allocation fees (Note 3a) ......................................         539,702        1,193,554          995,273
 Distribution fees: (Note 3c)
  Class A .............................................................         444,639          898,556          701,824
  Class B .............................................................          64,085          108,699           75,651
  Class C .............................................................         689,374        1,246,414        1,046,997
  Class R .............................................................          66,723          145,474          114,099
 Transfer agent fees (Note 3e) ........................................         497,137          965,162          920,735
 Custodian fees .......................................................              20               37               24
 Reports to shareholders ..............................................          21,518           55,404           48,255
 Registration and filing fees .........................................          92,625          131,877          101,223
 Professional fees ....................................................          22,456           23,443           24,019
 Trustees' fees and expenses ..........................................             627            1,192              918
 Other ................................................................           7,758           15,072           11,383
                                                                          ------------------------------------------------
        Total expenses ................................................       2,446,664        4,784,884        4,040,401
        Expenses waived/paid by affiliates (Note 3f) ..................        (500,099)      (1,062,112)      (1,052,826)
                                                                          ------------------------------------------------
          Net expenses ................................................       1,946,565        3,722,772        2,987,575
                                                                          ------------------------------------------------
           Net investment income ......................................       7,686,994       12,463,219        5,784,210
                                                                          ------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Sale of investments in Underlying Funds .............................       2,432,230        5,108,731        5,596,925
  Realized gain distributions by Underlying Funds .....................       6,690,420       17,983,663       20,804,259
                                                                          ------------------------------------------------
            Net realized gain (loss) from Underlying Funds ............       9,122,650       23,092,394       26,401,184
                                                                          ------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments in
  Underlying Funds ....................................................       8,514,289       21,975,614       21,414,539
                                                                          ------------------------------------------------
Net realized and unrealized gain (loss) ...............................      17,636,939       45,068,008       47,815,723
                                                                          ------------------------------------------------
Net increase (decrease) in net assets resulting from operations .......   $  25,323,933    $  57,531,227    $  53,599,933
                                                                          ================================================

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                           ------------------------------------------------------------------
                                                                FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                             CONSERVATIVE TARGET FUND            MODERATE TARGET FUND
                                                           ------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                2006             2005             2006             2005
                                                           ------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..............................   $   7,686,994    $   4,807,782    $  12,463,219    $   7,576,652
    Net realized gain (loss) from Underlying Funds .....       9,122,650        3,823,027       23,092,394        8,836,460
    Net change in unrealized appreciation (depreciation)
      on investments in Underlying Funds ...............       8,514,289        1,901,662       21,975,614        9,191,060
                                                           ------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
          from operations ..............................      25,323,933       10,532,471       57,531,227       25,604,172
                                                           ------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income:
    Class A ............................................      (5,841,842)      (4,035,513)     (10,307,386)      (7,181,993)
    Class B ............................................        (157,308)        (111,536)        (214,821)        (162,211)
    Class C ............................................      (1,799,408)      (1,140,064)      (2,582,448)      (1,825,865)
    Class R ............................................        (392,941)        (331,572)        (728,940)        (630,744)
    Advisor Class ......................................         (50,554)         (10,329)        (186,986)         (52,636)
  Net realized gains:
    Class A ............................................      (3,318,674)              --       (6,318,031)              --
    Class B ............................................        (117,917)              --         (183,094)              --
    Class C ............................................      (1,314,610)              --       (2,177,152)              --
    Class R ............................................        (239,128)              --         (494,272)              --
    Advisor Class ......................................         (27,311)              --         (106,561)              --
                                                           ------------------------------------------------------------------
Total distributions to shareholders ....................     (13,259,693)      (5,629,014)     (23,299,691)      (9,853,449)
                                                           ------------------------------------------------------------------
Capital share transactions: (Note 2)
    Class A ............................................      24,368,768       19,673,591       61,461,304       25,091,859
    Class B ............................................         (57,283)         850,070          655,366        1,129,090
    Class C ............................................       9,679,370        2,290,697       14,184,310        2,608,138
    Class R ............................................        (299,909)       1,584,439         (742,059)       4,134,667
    Advisor Class ......................................         932,606          760,697        2,870,008        3,930,604
                                                           ------------------------------------------------------------------
Total capital share transactions .......................      34,623,552       25,159,494       78,428,929       36,894,358
                                                           ------------------------------------------------------------------
Redemption fees ........................................           1,280            2,446            9,418            2,839
                                                           ------------------------------------------------------------------
        Net increase (decrease) in net assets ..........      46,689,072       30,065,397      112,669,883       52,647,920
Net assets:
  Beginning of year ....................................     246,444,259      216,378,862      473,509,966      420,862,046
                                                           ------------------------------------------------------------------
  End of year ..........................................   $ 293,133,331    $ 246,444,259    $ 586,179,849    $ 473,509,966
                                                           ==================================================================
Undistributed net investment income included in
  net assets:
    End of year ........................................   $     116,913    $      17,582    $     247,487    $      23,790
                                                           ==================================================================


56 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                              -------------------------------
                                                                                                    FRANKLIN TEMPLETON
                                                                                                    GROWTH TARGET FUND
                                                                                              -------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                                   2006             2005
                                                                                              -------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................................................   $   5,784,210    $   2,783,708
    Net realized gain (loss) from Underlying Funds ........................................      26,401,184        8,045,166
    Net change in unrealized appreciation (depreciation) on investments in Underlying Funds      21,414,539       15,755,314
                                                                                              -------------------------------
        Net increase (decrease) in net assets resulting from operations ...................      53,599,933       26,584,188
                                                                                              -------------------------------
Distributions to shareholders from:
  Net investment income and short term gains received from Underlying Funds:
    Class A ...............................................................................      (6,239,874)      (2,957,561)
    Class B ...............................................................................        (121,718)         (54,650)
    Class C ...............................................................................      (1,804,826)        (744,924)
    Class R ...............................................................................        (471,530)        (213,905)
    Advisor Class .........................................................................        (111,697)         (36,584)
  Net realized gains:
    Class A ...............................................................................      (2,313,310)              --
    Class B ...............................................................................         (59,985)              --
    Class C ...............................................................................        (893,913)              --
    Class R ...............................................................................        (190,290)              --
    Advisor Class .........................................................................         (40,304)              --
                                                                                              -------------------------------
Total distributions to shareholders .......................................................     (12,247,447)      (4,007,624)
                                                                                              -------------------------------
Capital share transactions: (Note 2)
    Class A ...............................................................................      61,095,501       12,665,336
    Class B ...............................................................................       1,006,265          739,433
    Class C ...............................................................................      22,990,099        9,702,929
    Class R ...............................................................................       4,438,592        2,953,654
    Advisor Class .........................................................................       1,874,057        3,350,378
                                                                                              -------------------------------
Total capital share transactions ..........................................................      91,404,514       29,411,730
                                                                                              -------------------------------
Redemption fees ...........................................................................           2,778            6,807
                                                                                              -------------------------------
        Net increase (decrease) in net assets .............................................     132,759,778       51,995,101
Net assets:
  Beginning of year .......................................................................     348,920,504      296,925,403
                                                                                              -------------------------------
  End of year .............................................................................   $ 481,680,282    $ 348,920,504
                                                                                              ===============================
Undistributed net investment income included in net assets:
  End of year .............................................................................   $     124,616    $   1,027,161
                                                                                              ===============================

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


58 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 59

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                 ------------------------------------------------------------
                                     FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                  CONSERVATIVE TARGET FUND          MODERATE TARGET FUND
                                 ------------------------------------------------------------
                                   SHARES          AMOUNT         SHARES           AMOUNT
                                 ------------------------------------------------------------
CLASS A SHARES:
Year ended December 31, 2006
 Shares sold .................    5,267,663    $ 69,031,910     10,849,703    $ 148,283,203
 Shares issued in reinvestment
  of distributions ...........      640,735       8,396,683      1,172,063       16,165,554
 Shares redeemed .............   (4,038,464)    (53,059,825)    (7,517,285)    (102,987,453)
                                 ------------------------------------------------------------
 Net increase (decrease) .....    1,869,934    $ 24,368,768      4,504,481    $  61,461,304
                                 ============================================================
Year ended December 31, 2005
 Shares sold .................    4,700,208    $ 58,731,887      8,741,947    $ 111,231,407
 Shares issued in reinvestment
  of distributions ...........      295,015       3,730,391        538,713        7,009,845
 Shares redeemed .............   (3,418,586)    (42,788,687)    (7,329,765)     (93,149,393)
                                 ------------------------------------------------------------
 Net increase (decrease) .....    1,576,637    $ 19,673,591      1,950,895    $  25,091,859
                                 ============================================================
CLASS B SHARES:
Year ended December 31, 2006
 Shares sold .................      110,692    $  1,452,387        142,818    $   1,944,744
 Shares issued in reinvestment
  of distributions ...........       16,886         220,406         26,264          361,939
 Shares redeemed .............     (132,378)     (1,730,076)      (121,066)      (1,651,317)
                                 ------------------------------------------------------------
 Net increase (decrease) .....       (4,800)   $    (57,283)        48,016    $     655,366
                                 ============================================================
Year ended December 31, 2005
 Shares sold .................      126,621    $  1,569,848        177,044    $   2,231,881
 Shares issued in reinvestment
  of distributions ...........        7,008          88,480         11,226          146,083
 Shares redeemed .............      (64,844)       (808,258)       (99,155)      (1,248,874)
                                 ------------------------------------------------------------
 Net increase (decrease) .....       68,785    $    850,070         89,115    $   1,129,090
                                 ============================================================
CLASS C SHARES:
Year ended December 31, 2006
 Shares sold .................    1,635,650    $ 21,224,273      2,668,477    $  35,908,726
 Shares issued in reinvestment
  of distributions ...........      211,590       2,743,017        316,236        4,298,696
 Shares redeemed .............   (1,099,416)    (14,287,920)    (1,926,312)     (26,023,112)
                                 ------------------------------------------------------------
 Net increase (decrease) .....      747,824    $  9,679,370      1,058,401    $  14,184,310
                                 ============================================================
Year ended December 31, 2005
 Shares sold .................    1,402,940    $ 17,329,727      2,264,680    $  28,333,362
 Shares issued in reinvestment
  of distributions ...........       80,743       1,011,875        127,401        1,638,002
 Shares redeemed .............   (1,301,614)    (16,050,905)    (2,187,065)     (27,363,226)
                                 ------------------------------------------------------------
 Net increase (decrease) .....      182,069    $  2,290,697        205,016    $   2,608,138
                                 ============================================================


60 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                   ----------------------------------------------------------
                                                        FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                                     CONSERVATIVE TARGET FUND         MODERATE TARGET FUND
                                                   ----------------------------------------------------------
                                                      SHARES           AMOUNT        SHARES           AMOUNT
                                                   ----------------------------------------------------------
CLASS R SHARES:
Year ended December 31, 2006
 Shares sold ..................................      498,965    $   6,521,243       822,740    $  11,190,373
 Shares issued in reinvestment
  of distributions ............................       45,028          589,121        88,241        1,215,875
 Shares redeemed ..............................     (564,684)      (7,410,273)     (964,370)     (13,148,307)
                                                   ----------------------------------------------------------
 Net increase (decrease) ......................      (20,691)   $    (299,909)      (53,389)   $    (742,059)
                                                   ==========================================================
Year ended December 31, 2005
 Shares sold ..................................      574,711    $   7,126,545       871,013    $  11,010,434
 Shares issued in reinvestment
  of distributions ............................       26,232          331,034        48,317          627,950
 Shares redeemed ..............................     (470,003)      (5,873,140)     (587,826)      (7,503,717)
                                                   ----------------------------------------------------------
 Net increase (decrease) ......................      130,940    $   1,584,439       331,504    $   4,134,667
                                                   ==========================================================
ADVISOR CLASS SHARES:
Year ended December 31, 2006
 Shares sold ..................................       78,009    $   1,031,418       223,105    $   3,073,509
 Shares issued in reinvestment
  of distributions ............................        5,913           77,539        21,252          293,287
 Shares redeemed ..............................      (13,415)        (176,351)      (36,372)        (496,788)
                                                   ----------------------------------------------------------
 Net increase (decrease) ......................       70,507    $     932,606       207,985    $   2,870,008
                                                   ==========================================================
Period ended December 31, 2005 a
 Shares sold ..................................       58,390    $     750,506       298,490    $   3,965,456
 Shares issued in reinvestment
  of distributions ............................          799           10,191         3,983           52,500
 Shares redeemed ..............................           --               --        (6,552)         (87,352)
                                                   ----------------------------------------------------------
 Net increase (decrease) ......................       59,189    $     760,697       295,921    $   3,930,604
                                                   ==========================================================


                                                                                -----------------------------
                                                                                     FRANKLIN TEMPLETON
                                                                                     GROWTH TARGET FUND
                                                                                -----------------------------
                                                                                   SHARES          AMOUNT
                                                                                -----------------------------
CLASS A SHARES:
Year ended December 31, 2006
 Shares sold ...............................................................      7,423,548    $ 111,016,449
 Shares issued in reinvestment of distributions ............................        531,377        8,217,362
 Shares redeemed ...........................................................     (3,875,660)     (58,138,310)
                                                                                -----------------------------
 Net increase (decrease) ...................................................      4,079,265    $  61,095,501
                                                                                =============================
Year ended December 31, 2005
 Shares sold ...............................................................      5,719,599    $  76,098,416
 Shares issued in reinvestment of distributions ............................        205,782        2,886,413
 Shares redeemed ...........................................................     (4,944,438)     (66,319,493)
                                                                                -----------------------------
 Net increase (decrease) ...................................................        980,943    $  12,665,336
                                                                                =============================


                                                              Annual Report | 61

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                  ---------------------------
                                                      FRANKLIN TEMPLETON
                                                      GROWTH TARGET FUND
                                                  ---------------------------
                                                     SHARES        AMOUNT
                                                  ---------------------------
CLASS B SHARES:
Year ended December 31, 2006
 Shares sold ..................................      128,664    $  1,912,637
 Shares issued in reinvestment of distributions       11,481         176,117
 Shares redeemed ..............................      (72,608)     (1,082,489)
                                                  ---------------------------
 Net increase (decrease) ......................       67,537    $  1,006,265
                                                  ===========================
Year ended December 31, 2005
 Shares sold ..................................      106,430    $  1,419,587
 Shares issued in reinvestment of distributions        3,679          51,404
 Shares redeemed ..............................      (55,290)       (731,558)
                                                  ---------------------------
 Net increase (decrease) ......................       54,819    $    739,433
                                                  ===========================
CLASS C SHARES:
Year ended December 31, 2006
 Shares sold ..................................    2,499,951    $ 37,039,870
 Shares issued in reinvestment of distributions      159,704       2,451,217
 Shares redeemed ..............................   (1,121,259)    (16,500,988)
                                                  ---------------------------
 Net increase (decrease) ......................    1,538,396    $ 22,990,099
                                                  ===========================
Year ended December 31, 2005
 Shares sold ..................................    1,819,222    $ 23,985,733
 Shares issued in reinvestment of distributions       47,927         669,884
 Shares redeemed ..............................   (1,133,935)    (14,952,688)
                                                  ---------------------------
 Net increase (decrease) ......................      733,214    $  9,702,929
                                                  ===========================
CLASS R SHARES:
Year ended December 31, 2006
 Shares sold ..................................      688,762    $ 10,208,521
 Shares issued in reinvestment of distributions       42,611         655,061
 Shares redeemed ..............................     (431,068)     (6,424,990)
                                                  ---------------------------
 Net increase (decrease) ......................      300,305    $  4,438,592
                                                  ===========================
Year ended December 31, 2005
 Shares sold ..................................      621,409    $  8,193,434
 Shares issued in reinvestment of distributions       15,240         212,944
 Shares redeemed ..............................     (408,629)     (5,452,724)
                                                  ---------------------------
 Net increase (decrease) ......................      228,020    $  2,953,654
                                                  ===========================
ADVISOR CLASS SHARES:
Year ended December 31, 2006
 Shares sold ..................................      142,844    $  2,178,781
 Shares issued in reinvestment of distributions        9,811         151,859
 Shares redeemed ..............................      (30,528)       (456,583)
                                                  ---------------------------
 Net increase (decrease) ......................      122,127    $  1,874,057
                                                  ===========================
Period ended December 31, 2005 a
 Shares sold ..................................      233,824    $  3,326,187
 Shares issued in reinvestment of distributions        2,578          36,473
 Shares redeemed ..............................         (857)        (12,282)
                                                  ---------------------------
 Net increase (decrease) ......................      235,545    $  3,350,378
                                                  ===========================

a     For the period December 1, 2005 (effective date) to December 31, 2005.


62 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
-----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...........................    0.25%
Class B ...........................    1.00%
Class C ...........................    1.00%
Class R ...........................    0.50%

                                                              Annual Report | 63

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                                 ----------------------------------------------
                                                                   FRANKLIN        FRANKLIN        FRANKLIN
                                                                   TEMPLETON       TEMPLETON       TEMPLETON
                                                                 CONSERVATIVE      MODERATE         GROWTH
                                                                  TARGET FUND     TARGET FUND     TARGET FUND
                                                                 ----------------------------------------------
Sales charges retained net of commissions paid to unaffiliated
 broker/dealers ..............................................   $     136,928   $     361,618   $     253,683
Contingent deferred sales charges retained ...................   $      34,535   $      47,257   $      25,386

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                ---------------------------------------------
                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                  TEMPLETON       TEMPLETON       TEMPLETON
                                                CONSERVATIVE      MODERATE         GROWTH
                                                 TARGET FUND     TARGET FUND     TARGET FUND
                                                ---------------------------------------------
Transfer agent fees .........................   $     227,042   $     542,155   $     565,267

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive all or a portion of asset allocation fees and assume payment of other expenses. Total expenses waived/paid by Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. Advisers may discontinue this waiver at any time.

4. INCOME TAXES

During the year ended December 31, 2006, the Franklin Templeton Growth Target Fund utilized $2,591,751 of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

                                     -------------------------
                                         FRANKLIN TEMPLETON
                                      CONSERVATIVE TARGET FUND
                                     -------------------------
                                         2006          2005
                                     -------------------------
Distributions paid from:
  Ordinary income ................   $ 8,475,271   $ 5,629,014
  Long-term capital gain .........     4,784,422            --
                                     -------------------------
                                     $13,259,693   $ 5,629,014
                                     =========================


64 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

                                     -------------------------
                                         FRANKLIN TEMPLETON
                                        MODERATE TARGET FUND
                                     -------------------------
                                         2006         2005
                                     -------------------------
Distributions paid from:
  Ordinary income ................   $14,143,400   $9,853,449
  Long-term capital gain .........     9,156,291           --
                                     -------------------------
                                     $23,299,691   $9,853,449
                                     =========================

                                     -------------------------
                                        FRANKLIN TEMPLETON
                                        GROWTH TARGET FUND
                                     -------------------------
                                         2006         2005
                                     -------------------------
Distributions paid from:
  Ordinary income ................   $ 8,749,645   $4,007,624
  Long-term capital gain .........     3,497,802           --
                                     -------------------------
                                     $12,247,447   $4,007,624
                                     =========================

At December 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                             ------------------------------------------------
                                               FRANKLIN         FRANKLIN         FRANKLIN
                                               TEMPLETON        TEMPLETON        TEMPLETON
                                             CONSERVATIVE       MODERATE          GROWTH
                                              TARGET FUND      TARGET FUND      TARGET FUND
                                             ------------------------------------------------
Cost of investments ......................   $ 260,652,931    $ 505,076,773    $ 398,838,308
                                             ================================================

Unrealized appreciation ..................   $  34,788,304    $  84,954,549    $  84,851,317
Unrealized depreciation ..................      (1,632,552)      (2,706,675)        (856,993)
                                             ------------------------------------------------
Net unrealized appreciation (depreciation)   $  33,155,752    $  82,247,874    $  83,994,324
                                             ================================================

Undistributed ordinary income ............   $     116,913    $     247,487    $     124,617
Undistributed long term capital gains ....       5,445,291       14,550,022       16,920,555
                                             ------------------------------------------------
Distributable earnings ...................   $   5,562,204    $  14,797,509    $  17,045,172
                                             ================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and wash sales.


                                                              Annual Report | 65

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2006, were as follows:

                                 -----------------------------------------------
                                   FRANKLIN         FRANKLIN         FRANKLIN
                                   TEMPLETON        TEMPLETON        TEMPLETON
                                 CONSERVATIVE       MODERATE          GROWTH
                                  TARGET FUND      TARGET FUND      TARGET FUND
                                 -----------------------------------------------
Purchases ...................    $  46,649,320    $ 112,274,173    $ 121,904,779
Sales .......................    $  23,997,768    $  45,095,941    $  37,322,994

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2006, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio .....................        7.78%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Strategic Mortgage Portfolio .....................       13.75%
Franklin Aggressive Growth Fund ...........................        7.56%
Franklin Small Cap Growth Fund II .........................        5.82%
Franklin Total Return Fund ................................        5.74%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Aggressive Growth Fund ...........................        8.60%
Franklin Small Cap Growth Fund II .........................        6.82%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

66 | Annual Report

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 67

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2006 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
February 22, 2007


68 | Annual Report

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2006:

                 ---------------------------------------------
                   FRANKLIN        FRANKLIN        FRANKLIN
                   TEMPLETON       TEMPLETON       TEMPLETON
                 CONSERVATIVE      MODERATE         GROWTH
                  TARGET FUND     TARGET FUND     TARGET FUND
                 ---------------------------------------------
                 $   8,235,913   $  21,143,640   $  20,418,357

Under Section 871(k)(2)(C) of the Code, the funds designate the maximum amount allowable but no less than the following amounts as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006:

                         -----------------------------
                           FRANKLIN        FRANKLIN
                           TEMPLETON       TEMPLETON
                         CONSERVATIVE      MODERATE
                          TARGET FUND     TARGET FUND
                         -----------------------------
                         $     231,553   $     122,317

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2006:

                 ---------------------------------------------
                  FRANKLIN         FRANKLIN         FRANKLIN
                  TEMPLETON        TEMPLETON        TEMPLETON
                CONSERVATIVE       MODERATE          GROWTH
                 TARGET FUND      TARGET FUND      TARGET FUND
                 ---------------------------------------------
                      3.82%            6.02%           11.61%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2006:

                 ---------------------------------------------
                   FRANKLIN        FRANKLIN        FRANKLIN
                   TEMPLETON       TEMPLETON       TEMPLETON
                 CONSERVATIVE      MODERATE         GROWTH
                  TARGET FUND     TARGET FUND     TARGET FUND
                 ---------------------------------------------
                 $   1,190,614   $   3,238,046   $   3,768,598

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                                                              Annual Report | 69

Franklin Templeton Fund Allocator Series

Under Section 871(k)(1)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006:

                 ---------------------------------------------
                   FRANKLIN        FRANKLIN        FRANKLIN
                   TEMPLETON       TEMPLETON       TEMPLETON
                 CONSERVATIVE      MODERATE         GROWTH
                  TARGET FUND     TARGET FUND     TARGET FUND
                 ---------------------------------------------
                 $   1,660,198   $   2,112,532   $     180,251


70 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF     FUND COMPLEX OVERSEEN
AND ADDRESS                          POSITION     TIME SERVED   BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)              Trustee      Since 1995    142                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                       company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
--------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)             Trustee      Since 2005    57                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
--------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)              Trustee      Since 1998    143                        Director, Hess Corporation (formerly
One Franklin Parkway                                                                       Amerada Hess Corporation)
San Mateo, CA 94403-1906                                                                   (exploration and refining of oil and
                                                                                           gas), H.J. Heinz Company (processed
                                                                                           foods and allied products), RTI
                                                                                           International Metals, Inc.
                                                                                           (manufacture and distribution of
                                                                                           titanium), Canadian National Railway
                                                                                           (railroad) and White Mountains Insurance
                                                                                           Group, Ltd. (holding company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)             Trustee      Since 1995    116                        Director, Center for Creative Land
One Franklin Parkway                                                                       Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
--------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 71

----------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                            POSITION         TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)                  Trustee          Since February       46                          None
One Franklin Parkway                                    2006
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice
President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company
(1986-1990).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                            POSITION         TIME SERVED          BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)            Trustee and      Since 1995           142                         None
One Franklin Parkway                   Chairman of
San Mateo, CA 94403-1906               the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)        Trustee,         Trustee since        126                         None
One Franklin Parkway                   President and    1995 and
San Mateo, CA 94403-1906               Chief            President and
                                       Executive        Chief Executive
                                       Officer -        Officer -
                                       Investment       Investment
                                       Management       Management
                                                        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                  Chief            Chief Compliance     Not Applicable              Not Applicable
One Franklin Parkway                   Compliance       Officer since 2004
San Mateo, CA 94403-1906               Officer and      and Vice
                                       Vice President   President - AML
                                       - AML            Compliance since
                                       Compliance       February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
----------------------------------------------------------------------------------------------------------------------------------


72 | Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED        BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)                Treasurer        Since 2004         Not Applicable                Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)               Senior Vice      Since 2002         Not Applicable                Not Applicable
500 East Broward Blvd.                President and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Executive
                                      Officer -
                                      Finance and
                                      Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (1947)                  Vice President   Since 2000         Not Applicable                Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)               Vice President   Since 2000         Not Applicable                Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special
Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)              Vice President   Vice President     Not Applicable                   Not Applicable
One Franklin Parkway                  and Secretary    since February
San Mateo, CA 94403-1906                               2006 and
                                                       Secretary since
                                                       April 2006
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 30 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 73

----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                  Vice President   Since 2005           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)                Chief Financial  Since 2004           Not Applicable               Not Applicable
500 East Broward Blvd.                Officer and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Accounting
                                      Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust and under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to December 31, 2006, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


74 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 75

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                                 Michigan 7
Arizona                                 Minnesota 7
California 8                            Missouri
Colorado                                New Jersey
Connecticut                             New York 8
Florida 8                               North Carolina
Georgia                                 Ohio 7
Kentucky                                Oregon
Louisiana                               Pennsylvania
Maryland                                Tennessee
Massachusetts 7                         Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS A2006 02/07





                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                        DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                 Franklin Templeton
                                                 Corefolio Allocation Fund

                                                 Franklin Templeton
                                                 Founding Funds Allocation Fund

                                                 Franklin Templeton
                                                 Perspectives Allocation Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER            ASSET ALLOCATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                FRANKLIN TEMPLETON
               FUND ALLOCATOR SERIES                 Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Annual Report

Economic and Market Overview

During the 12 months ended December 31, 2006, the U.S. economy advanced at a moderate but slowing pace. Although first quarter 2006 gross domestic product
(GDP) grew an annualized 5.6%, fourth quarter GDP growth was an estimated annualized 3.5%. The housing market weakened during the year, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the trade deficit stayed in record territory. Labor costs rose and hiring generally increased as the unemployment rate fell from 4.9% to 4.5%. 1

Although energy and other commodity prices fell in the second half of the year, they remained historically high and were a primary economic concern for much of the period. Oil prices reached a record high of $77 per barrel in July before declining to $61 at year-end. Oil price volatility appeared to raise the anxiety level among consumers and businesses alike. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country, mortgage rates crept up, and borrowing against home equity flattened. Overall, the core Consumer Price Index (CPI) rose 2.6% for the 12 months ended December 31, 2006, which was higher than the 2.2% 10-year average. 2

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 4.25% at the beginning of the year to 5.25% on June 30. Since June, however, the Fed left the rate unchanged, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained.

Outside the U.S., the economy continued to grow. The economic drivers remained consistent over the past four years: strong corporate and consumer demand, reasonably low inflation, a tight or improving labor market, and a relatively moderate interest rate environment, despite recent interest rate hikes by many of the world's central banks. However, the global economy also faced headwinds from elevated energy prices, higher global interest rates and a weaker U.S. housing market. These factors dampened investor confidence mid-year, when many equity markets declined before rebounding later in the year.

1.    Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


                                                               Annual Report | 3

Despite such challenges, global economic activity was healthy. Strong global liquidity -- whether petrodollars, corporate cash, private equity, household savings or central banks' reserves -- continued to search for a home. Record global merger and acquisition activity in 2006 also reflected the abundance of cash in the capital markets. Bond yield spreads over U.S. Treasuries narrowed, and global equity and commodity markets rose in the latter part of the year.

U.S. equity markets performed well for the year in this environment. The blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +19.05%, and the broader Standard & Poor's 500 Index (S&P 500) returned +15.78%, while the technology-heavy NASDAQ Composite Index had a total return of +11.27%. 3 Non-U.S. equity markets ended 2006 on a stronger note, and all major non-U.S. regions delivered double-digit total returns for the year. Stock market indexes in the U.S. and most European countries reached six-year highs in the fourth quarter, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs. Fixed income markets, on the other hand, were somewhat constrained by higher interest rates and robust equity markets.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Templeton Corefolio
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Corefolio Allocation Fund covers the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A posted a +15.25% cumulative total return for the year under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark returned +16.99%. 1 You can find other performance data in the Performance Summary beginning on page 7.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 37.


                                                               Annual Report | 5

ASSET ALLOCATION*

Franklin Templeton Corefolio Allocation Fund Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

      Domestic Equity                                  74.7%
      Foreign Equity                                   25.2%
      Short-Term Investments & Other Net Assets         0.1%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the year under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. However, Franklin Capital Growth Fund - Advisor Class and Franklin Growth Fund - Advisor Class hindered the Fund's overall return relative to its hybrid benchmark.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Vice President of Advisers
                   Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCOX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.38     $ 14.09     $ 12.71
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.1642
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0011
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.3750
--------------------------------------------------------------------------------
       TOTAL                         $ 0.5403
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCOX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.37     $ 13.99     $ 12.62
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.0728
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0011
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.3750
--------------------------------------------------------------------------------
       TOTAL                         $ 0.4489
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCLX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.35     $ 13.96     $ 12.61
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.0826
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0011
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.3750
--------------------------------------------------------------------------------
       TOTAL                         $ 0.4587
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.38     $ 14.07     $ 12.69
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.1429
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0011
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.3750
--------------------------------------------------------------------------------
       TOTAL                         $ 0.5190
--------------------------------------------------------------------------------


                                                               Annual Report | 7

--------------------------------------------------------------------------------
ADVISOR CLASS  (SYMBOL: N/A)                     CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.39     $ 14.12     $ 12.73
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.2086
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0011
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.3750
--------------------------------------------------------------------------------
       TOTAL                         $ 0.5847
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +15.25%      +37.23%         +52.26%
--------------------------------------------------------------------------------
Average Annual Total Return 3          +8.58%       +8.96%         +11.28%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 10,858     $ 12,937        $ 14,350
--------------------------------------------------------------------------------
CLASS B                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +14.55%      +34.50%         +48.79%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +10.55%       +9.56%         +11.81%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,055     $ 13,150        $ 14,579
--------------------------------------------------------------------------------
CLASS C                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +14.48%      +34.57%         +48.75%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +13.48%      +10.40%         +12.47%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,348     $ 13,457        $ 14,875
--------------------------------------------------------------------------------
CLASS R                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +15.10%      +36.49%         +51.45%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +15.10%      +10.93%         +13.07%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,510     $ 13,649        $ 15,145
--------------------------------------------------------------------------------
ADVISOR CLASS                         1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +15.65%      +38.49%         +53.76%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +15.65%      +11.47%         +13.58%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,565     $ 13,849        $ 15,376
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  FT COREFOLIO
                 ALLOCATION FUND
  DATE               CLASS A          S&P 500 5          MSCI WORLD INDEX 5
----------       ---------------      ---------          ------------------
 8/15/2003          $9,425            $10,000                $10,000
 8/31/2003          $9,491            $10,100                $10,113
 9/30/2003          $9,369             $9,994                $10,177
10/31/2003          $9,783            $10,559                $10,783
11/30/2003          $9,962            $10,651                $10,950
12/31/2003         $10,457            $11,210                $11,639
 1/31/2004         $10,600            $11,415                $11,829
 2/29/2004         $10,770            $11,574                $12,031
 3/31/2004         $10,637            $11,399                $11,956
 4/30/2004         $10,533            $11,221                $11,718
 5/31/2004         $10,618            $11,374                $11,832
 6/30/2004         $10,884            $11,595                $12,080
 7/31/2004         $10,448            $11,212                $11,689
 8/31/2004         $10,429            $11,257                $11,745
 9/30/2004         $10,600            $11,379                $11,971
10/31/2004         $10,770            $11,552                $12,267
11/30/2004         $11,292            $12,020                $12,917
12/31/2004         $11,677            $12,428                $13,414
 1/31/2005         $11,333            $12,126                $13,114
 2/28/2005         $11,591            $12,381                $13,536
 3/31/2005         $11,439            $12,162                $13,280
 4/30/2005         $11,237            $11,931                $12,999
 5/31/2005         $11,526            $12,310                $13,239
 6/30/2005         $11,546            $12,328                $13,360
 7/31/2005         $11,951            $12,786                $13,830
 8/31/2005         $11,951            $12,670                $13,940
 9/30/2005         $12,067            $12,772                $14,306
10/31/2005         $11,845            $12,559                $13,962
11/30/2005         $12,260            $13,034                $14,435
12/31/2005         $12,452            $13,038                $14,758
 1/31/2006         $12,756            $13,384                $15,420
 2/28/2006         $12,824            $13,420                $15,404
 3/31/2006         $13,089            $13,587                $15,749
 4/30/2006         $13,268            $13,769                $16,236
 5/31/2006         $12,920            $13,373                $15,696
 6/30/2006         $12,901            $13,391                $15,698
 7/31/2006         $12,851            $13,474                $15,799
 8/31/2006         $13,169            $13,794                $16,217
 9/30/2006         $13,427            $14,149                $16,415
10/31/2006         $13,875            $14,610                $17,021
11/30/2006         $14,183            $14,887                $17,447
12/31/2006         $14,350            $15,096                $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                           12/31/06
------------------------------------------
1-Year                              +8.58%
------------------------------------------
3-Year                              +8.96%
------------------------------------------
Since Inception (8/15/03)          +11.28%
------------------------------------------

CLASS B (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FT COREFOLIO
                  ALLOCATION FUND -
   DATE               CLASS B           S&P 500 5       MSCI WORLD INDEX 5
----------        -----------------     ---------       ------------------
 8/15/2003             $10,000           $10,000             $10,000
 8/31/2003             $10,070           $10,100             $10,113
 9/30/2003              $9,930            $9,994             $10,177
10/31/2003             $10,360           $10,559             $10,783
11/30/2003             $10,550           $10,651             $10,950
12/31/2003             $11,062           $11,210             $11,639
 1/31/2004             $11,203           $11,415             $11,829
 2/29/2004             $11,374           $11,574             $12,031
 3/31/2004             $11,223           $11,399             $11,956
 4/30/2004             $11,113           $11,221             $11,718
 5/31/2004             $11,193           $11,374             $11,832
 6/30/2004             $11,474           $11,595             $12,080
 7/31/2004             $11,002           $11,212             $11,689
 8/31/2004             $10,982           $11,257             $11,745
 9/30/2004             $11,143           $11,379             $11,971
10/31/2004             $11,324           $11,552             $12,267
11/30/2004             $11,866           $12,020             $12,917
12/31/2004             $12,268           $12,428             $13,414
 1/31/2005             $11,893           $12,126             $13,114
 2/28/2005             $12,156           $12,381             $13,536
 3/31/2005             $11,996           $12,162             $13,280
 4/30/2005             $11,781           $11,931             $12,999
 5/31/2005             $12,077           $12,310             $13,239
 6/30/2005             $12,087           $12,328             $13,360
 7/31/2005             $12,506           $12,786             $13,830
 8/31/2005             $12,496           $12,670             $13,940
 9/30/2005             $12,608           $12,772             $14,306
10/31/2005             $12,373           $12,559             $13,962
11/30/2005             $12,802           $13,034             $14,435
12/31/2005             $12,990           $13,038             $14,758
 1/31/2006             $13,309           $13,384             $15,420
 2/28/2006             $13,360           $13,420             $15,404
 3/31/2006             $13,639           $13,587             $15,749
 4/30/2006             $13,817           $13,769             $16,236
 5/31/2006             $13,441           $13,373             $15,696
 6/30/2006             $13,420           $13,391             $15,698
 7/31/2006             $13,357           $13,474             $15,799
 8/31/2006             $13,681           $13,794             $16,217
 9/30/2006             $13,942           $14,149             $16,415
10/31/2006             $14,401           $14,610             $17,021
11/30/2006             $14,715           $14,887             $17,447
12/31/2006             $14,579           $15,096             $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS B                           12/31/06
------------------------------------------
1-Year                             +10.55%
------------------------------------------
3-Year                              +9.56%
------------------------------------------
Since Inception (8/15/03)          +11.81%
------------------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                           12/31/06
------------------------------------------
1-Year                             +13.48%
------------------------------------------
3-Year                             +10.40%
------------------------------------------
Since Inception (8/15/03)          +12.47%
------------------------------------------

CLASS C (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT COREFOLIO
              ALLOCATION FUND -
   DATE           CLASS C           S&P 500 5      MSCI WORLD INDEX 5
----------    -----------------     ---------      ------------------
 8/15/2003        $10,000           $10,000             $10,000
 8/31/2003        $10,070           $10,100             $10,113
 9/30/2003        $ 9,930           $ 9,994             $10,177
10/31/2003        $10,360           $10,559             $10,783
11/30/2003        $10,540           $10,651             $10,950
12/31/2003        $11,054           $11,210             $11,639
 1/31/2004        $11,194           $11,415             $11,829
 2/29/2004        $11,365           $11,574             $12,031
 3/31/2004        $11,215           $11,399             $11,956
 4/30/2004        $11,104           $11,221             $11,718
 5/31/2004        $11,194           $11,374             $11,832
 6/30/2004        $11,466           $11,595             $12,080
 7/31/2004        $10,993           $11,212             $11,689
 8/31/2004        $10,973           $11,257             $11,745
 9/30/2004        $11,144           $11,379             $11,971
10/31/2004        $11,315           $11,552             $12,267
11/30/2004        $11,858           $12,020             $12,917
12/31/2004        $12,256           $12,428             $13,414
 1/31/2005        $11,892           $12,126             $13,114
 2/28/2005        $12,155           $12,381             $13,536
 3/31/2005        $11,995           $12,162             $13,280
 4/30/2005        $11,770           $11,931             $12,999
 5/31/2005        $12,066           $12,310             $13,239
 6/30/2005        $12,087           $12,328             $13,360
 7/31/2005        $12,495           $12,786             $13,830
 8/31/2005        $12,495           $12,670             $13,940
 9/30/2005        $12,597           $12,772             $14,306
10/31/2005        $12,362           $12,559             $13,962
11/30/2005        $12,801           $13,034             $14,435
12/31/2005        $12,994           $13,038             $14,758
 1/31/2006        $13,303           $13,384             $15,420
 2/28/2006        $13,365           $13,420             $15,404
 3/31/2006        $13,634           $13,587             $15,749
 4/30/2006        $13,811           $13,769             $16,236
 5/31/2006        $13,435           $13,373             $15,696
 6/30/2006        $13,414           $13,391             $15,698
 7/31/2006        $13,351           $13,474             $15,799
 8/31/2006        $13,675           $13,794             $16,217
 9/30/2006        $13,937           $14,149             $16,415
10/31/2006        $14,397           $14,610             $17,021
11/30/2006        $14,710           $14,887             $17,447
12/31/2006        $14,875           $15,096             $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS R                           12/31/06
------------------------------------------
1-Year                             +15.10%
------------------------------------------
3-Year                             +10.93%
------------------------------------------
Since Inception (8/15/03)          +13.07%
------------------------------------------

CLASS R (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FT COREFOLIO
                  ALLOCATION FUND -
  DATE                 CLASS R         S&P 500 5        MSCI WORLD INDEX 5
---------         -----------------    ---------        ------------------
8/15/2003             $10,000           $10,000               $10,000
8/31/2003             $10,070           $10,100               $10,113
9/30/2003             $ 9,940           $ 9,994               $10,177
10/31/2003            $10,380           $10,559               $10,783
11/30/2003            $10,570           $10,651               $10,950
12/31/2003            $11,096           $11,210               $11,639
1/31/2004             $11,236           $11,415               $11,829
2/29/2004             $11,417           $11,574               $12,031
3/31/2004             $11,267           $11,399               $11,956
4/30/2004             $11,156           $11,221               $11,718
5/31/2004             $11,246           $11,374               $11,832
6/30/2004             $11,528           $11,595               $12,080
7/31/2004             $11,065           $11,212               $11,689
8/31/2004             $11,045           $11,257               $11,745
9/30/2004             $11,216           $11,379               $11,971
10/31/2004            $11,397           $11,552               $12,267
11/30/2004            $11,951           $12,020               $12,917
12/31/2004            $12,363           $12,428               $13,414
1/31/2005             $11,998           $12,126               $13,114
2/28/2005             $12,262           $12,381               $13,536
3/31/2005             $12,111           $12,162               $13,280
4/30/2005             $11,886           $11,931               $12,999
5/31/2005             $12,193           $12,310               $13,239
6/30/2005             $12,213           $12,328               $13,360
7/31/2005             $12,633           $12,786               $13,830
8/31/2005             $12,633           $12,670               $13,940
9/30/2005             $12,756           $12,772               $14,306
10/31/2005            $12,520           $12,559               $13,962
11/30/2005            $12,971           $13,034               $14,435
12/31/2005            $13,158           $13,038               $14,758
1/31/2006             $13,479           $13,384               $15,420
2/28/2006             $13,552           $13,420               $15,404
3/31/2006             $13,832           $13,587               $15,749
4/30/2006             $14,022           $13,769               $16,236
5/31/2006             $13,643           $13,373               $15,696
6/30/2006             $13,622           $13,391               $15,698
7/31/2006             $13,569           $13,474               $15,799
8/31/2006             $13,906           $13,794               $16,217
9/30/2006             $14,169           $14,149               $16,415
10/31/2006            $14,642           $14,610               $17,021
11/30/2006            $14,969           $14,887               $17,447
12/31/2006            $15,145           $15,096               $17,806


10 | Annual Report

ADVISOR CLASS (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  FT COREFOLIO
                ALLOCATION FUND -
  DATE            ADVISOR CLASS         S&P 500 5        MSCI WORLD INDEX 5
---------       -----------------       ---------        ------------------
8/15/2003           $10,000              $10,000               $10,000
8/31/2003           $10,070              $10,100               $10,113
9/30/2003           $ 9,940              $ 9,994               $10,177
10/31/2003          $10,380              $10,559               $10,783
11/30/2003          $10,580              $10,651               $10,950
12/31/2003          $11,102              $11,210               $11,639
1/31/2004           $11,253              $11,415               $11,829
2/29/2004           $11,434              $11,574               $12,031
3/31/2004           $11,293              $11,399               $11,956
4/30/2004           $11,193              $11,221               $11,718
5/31/2004           $11,273              $11,374               $11,832
6/30/2004           $11,565              $11,595               $12,080
7/31/2004           $11,092              $11,212               $11,689
8/31/2004           $11,082              $11,257               $11,745
9/30/2004           $11,263              $11,379               $11,971
10/31/2004          $11,444              $11,552               $12,267
11/30/2004          $12,008              $12,020               $12,917
12/31/2004          $12,432              $12,428               $13,414
1/31/2005           $12,066              $12,126               $13,114
2/28/2005           $12,341              $12,381               $13,536
3/31/2005           $12,190              $12,162               $13,280
4/30/2005           $11,974              $11,931               $12,999
5/31/2005           $12,282              $12,310               $13,239
6/30/2005           $12,313              $12,328               $13,360
7/31/2005           $12,734              $12,786               $13,830
8/31/2005           $12,744              $12,670               $13,940
9/30/2005           $12,867              $12,772               $14,306
10/31/2005          $12,631              $12,559               $13,962
11/30/2005          $13,083              $13,034               $14,435
12/31/2005          $13,294              $13,038               $14,758
1/31/2006           $13,618              $13,384               $15,420
2/28/2006           $13,691              $13,420               $15,404
3/31/2006           $13,995              $13,587               $15,749
4/30/2006           $14,186              $13,769               $16,236
5/31/2006           $13,804              $13,373               $15,696
6/30/2006           $13,794              $13,391               $15,698
7/31/2006           $13,741              $13,474               $15,799
8/31/2006           $14,090              $13,794               $16,217
9/30/2006           $14,366              $14,149               $16,415
10/31/2006          $14,853              $14,610               $17,021
11/30/2006          $15,192              $14,887               $17,447
12/31/2006          $15,376              $15,096               $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
ADVISOR CLASS                     12/31/06
------------------------------------------
1-Year                             +15.65%
------------------------------------------
3-Year                             +11.47%
------------------------------------------
Since Inception (8/15/03)          +13.58%
------------------------------------------

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                                                              Annual Report | 11

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 7/1/06      VALUE 12/31/06   PERIOD* 7/1/06-12/31/06
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,112.40               $2.66
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.68               $2.55
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,108.80               $6.11
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.41               $5.85
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,108.90               $6.11
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.41               $5.85
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,111.80               $3.46
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,021.93               $3.31
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,114.70               $0.80
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,024.45               $0.77
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.15%; C: 1.15%; R: 0.65%; and
      Advisor: 0.15%) multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 13

Franklin Templeton Founding Funds
Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Founding Funds Allocation Fund's annual report for the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A posted a +19.34% cumulative total return for the year under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +17.38%. 1 You can find other performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 43.


14 | Annual Report
net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the year under review, the Fund's performance benefited most from Templeton Growth Fund - Advisor Class. Second in terms of performance was Franklin Income Fund - Advisor Class and last was Mutual Shares Fund - Class Z.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Vice President of Advisers
                   Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

ASSET ALLOCATION*

Franklin Templeton Founding Funds Allocation Fund Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Domestic Equity                                  33.2%
Domestic Hybrid                                  33.1%
Foreign Equity                                   33.1%
Short-Term Investments & Other Net Assets         0.6%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.


                                                              Annual Report | 15

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FFALX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.48     $ 13.98     $ 12.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.4379
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0002
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4697
--------------------------------------------------------------------------------
       TOTAL                         $ 0.9078
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FFABX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.47     $ 13.93     $ 12.46
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.3407
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0002
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4697
--------------------------------------------------------------------------------
       TOTAL                         $ 0.8106
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FFACX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.42     $ 13.78     $ 12.36
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.3687
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0002
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4697
--------------------------------------------------------------------------------
       TOTAL                         $ 0.8386
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FFARX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.48     $ 13.98     $ 12.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.4142
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0002
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4697
--------------------------------------------------------------------------------
       TOTAL                         $ 0.8841
--------------------------------------------------------------------------------


16 | Annual Report

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FFAAX)                    CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.50     $ 14.05     $ 12.55
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.4762
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0002
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4697
--------------------------------------------------------------------------------
       TOTAL                         $ 0.9461
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +19.34%      +44.10%         +60.80%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +12.50%      +10.73%         +13.10%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,250     $ 13,576        $ 15,156
--------------------------------------------------------------------------------
CLASS B                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +18.53%      +41.42%         +57.37%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +14.53%      +11.45%         +13.72%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,453     $ 13,842        $ 15,437
--------------------------------------------------------------------------------
CLASS C                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +18.50%      +41.32%         +57.28%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +17.50%      +12.22%         +14.35%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,750     $ 14,132        $ 15,728
--------------------------------------------------------------------------------
CLASS R                               1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +19.15%      +43.42%         +60.18%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +19.15%      +12.77%         +14.97%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,915     $ 14,342        $ 16,018
--------------------------------------------------------------------------------
ADVISOR CLASS                         1-YEAR       3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2             +19.73%      +45.60%         +62.70%
--------------------------------------------------------------------------------
Average Annual Total Return 3         +19.73%      +13.34%         +15.50%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $ 11,973     $ 14,560        $ 16,270
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 17

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                           12/31/06
------------------------------------------
1-Year                             +12.50%
------------------------------------------
3-Year                             +10.73%
------------------------------------------
Since Inception (8/15/03)          +13.10%
------------------------------------------

CLASS A (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  FT FOUNDING FUNDS
                  ALLOCATION FUND -
    DATE               CLASS A          S&P 500 5           MSCI WORLD INDEX 5
 ----------       -----------------     ---------           ------------------
  8/15/2003           $ 9,425            $10,000                 $10,000
  8/31/2003           $ 9,463            $10,100                 $10,113
  9/30/2003           $ 9,519            $ 9,994                 $10,177
 10/31/2003           $ 9,811            $10,559                 $10,783
 11/30/2003           $10,019            $10,651                 $10,950
 12/31/2003           $10,517            $11,210                 $11,639
  1/31/2004           $10,650            $11,415                 $11,829
  2/29/2004           $10,850            $11,574                 $12,031
  3/31/2004           $10,774            $11,399                 $11,956
  4/30/2004           $10,631            $11,221                 $11,718
  5/31/2004           $10,641            $11,374                 $11,832
  6/30/2004           $10,802            $11,595                 $12,080
  7/31/2004           $10,650            $11,212                 $11,689
  8/31/2004           $10,783            $11,257                 $11,745
  9/30/2004           $10,954            $11,379                 $11,971
 10/31/2004           $11,135            $11,552                 $12,267
 11/30/2004           $11,610            $12,020                 $12,917
 12/31/2004           $11,945            $12,428                 $13,414
  1/31/2005           $11,693            $12,126                 $13,114
  2/28/2005           $12,082            $12,381                 $13,536
  3/31/2005           $11,903            $12,162                 $13,280
  4/30/2005           $11,727            $11,931                 $12,999
  5/31/2005           $11,903            $12,310                 $13,239
  6/30/2005           $12,119            $12,328                 $13,360
  7/31/2005           $12,404            $12,786                 $13,830
  8/31/2005           $12,473            $12,670                 $13,940
  9/30/2005           $12,601            $12,772                 $14,306
 10/31/2005           $12,237            $12,559                 $13,962
 11/30/2005           $12,404            $13,034                 $14,435
 12/31/2005           $12,700            $13,038                 $14,758
  1/31/2006           $13,086            $13,384                 $15,420
  2/28/2006           $13,157            $13,420                 $15,404
  3/31/2006           $13,379            $13,587                 $15,749
  4/30/2006           $13,627            $13,769                 $16,236
  5/31/2006           $13,400            $13,373                 $15,696
  6/30/2006           $13,431            $13,391                 $15,698
  7/31/2006           $13,627            $13,474                 $15,799
  8/31/2006           $13,937            $13,794                 $16,217
  9/30/2006           $14,103            $14,149                 $16,415
 10/31/2006           $14,526            $14,610                 $17,021
 11/30/2006           $14,857            $14,887                 $17,447
 12/31/2006           $15,156            $15,096                 $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS B                           12/31/06
------------------------------------------
1-Year                             +14.53%
------------------------------------------
3-Year                             +11.45%
------------------------------------------
Since Inception (8/15/03)          +13.72%
------------------------------------------

CLASS B (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT FOUNDING FUNDS
               ALLOCATION FUND -
    DATE           CLASS B           S&P 500 5        MSCI WORLD INDEX 5
 ----------   ------------------     ---------        ------------------
  8/15/2003       $10,000             $10,000              $10,000
  8/31/2003       $10,040             $10,100              $10,113
  9/30/2003       $10,090             $ 9,994              $10,177
 10/31/2003       $10,400             $10,559              $10,783
 11/30/2003       $10,610             $10,651              $10,950
 12/31/2003       $11,128             $11,210              $11,639
  1/31/2004       $11,279             $11,415              $11,829
  2/29/2004       $11,470             $11,574              $12,031
  3/31/2004       $11,390             $11,399              $11,956
  4/30/2004       $11,229             $11,221              $11,718
  5/31/2004       $11,229             $11,374              $11,832
  6/30/2004       $11,400             $11,595              $12,080
  7/31/2004       $11,239             $11,212              $11,689
  8/31/2004       $11,360             $11,257              $11,745
  9/30/2004       $11,541             $11,379              $11,971
 10/31/2004       $11,722             $11,552              $12,267
 11/30/2004       $12,216             $12,020              $12,917
 12/31/2004       $12,576             $12,428              $13,414
  1/31/2005       $12,298             $12,126              $13,114
  2/28/2005       $12,689             $12,381              $13,536
  3/31/2005       $12,501             $12,162              $13,280
  4/30/2005       $12,303             $11,931              $12,999
  5/31/2005       $12,490             $12,310              $13,239
  6/30/2005       $12,708             $12,328              $13,360
  7/31/2005       $12,998             $12,786              $13,830
  8/31/2005       $13,061             $12,670              $13,940
  9/30/2005       $13,185             $12,772              $14,306
 10/31/2005       $12,801             $12,559              $13,962
 11/30/2005       $12,967             $13,034              $14,435
 12/31/2005       $13,277             $13,038              $14,758
  1/31/2006       $13,671             $13,384              $15,420
  2/28/2006       $13,735             $13,420              $15,404
  3/31/2006       $13,968             $13,587              $15,749
  4/30/2006       $14,207             $13,769              $16,236
  5/31/2006       $13,968             $13,373              $15,696
  6/30/2006       $14,001             $13,391              $15,698
  7/31/2006       $14,196             $13,474              $15,799
  8/31/2006       $14,500             $13,794              $16,217
  9/30/2006       $14,662             $14,149              $16,415
 10/31/2006       $15,096             $14,610              $17,021
 11/30/2006       $15,443             $14,887              $17,447
 12/31/2006       $15,437             $15,096              $17,806


18 | Annual Report

CLASS C (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT FOUNDING FUNDS
                ALLOCATION FUND -
   DATE             CLASS C             S&P 500 5    MSCI WORLD INDEX 5
----------     ------------------       ---------    ------------------
 8/15/2003           $10,000             $10,000         $10,000
 8/31/2003           $10,040             $10,100         $10,113
 9/30/2003           $10,090             $ 9,994         $10,177
10/31/2003           $10,390             $10,559         $10,783
11/30/2003           $10,610             $10,651         $10,950
12/31/2003           $11,129             $11,210         $11,639
 1/31/2004           $11,270             $11,415         $11,829
 2/29/2004           $11,471             $11,574         $12,031
 3/31/2004           $11,391             $11,399         $11,956
 4/30/2004           $11,229             $11,221         $11,718
 5/31/2004           $11,229             $11,374         $11,832
 6/30/2004           $11,401             $11,595         $12,080
 7/31/2004           $11,240             $11,212         $11,689
 8/31/2004           $11,360             $11,257         $11,745
 9/30/2004           $11,542             $11,379         $11,971
10/31/2004           $11,723             $11,552         $12,267
11/30/2004           $12,216             $12,020         $12,917
12/31/2004           $12,565             $12,428         $13,414
 1/31/2005           $12,298             $12,126         $13,114
 2/28/2005           $12,688             $12,381         $13,536
 3/31/2005           $12,500             $12,162         $13,280
 4/30/2005           $12,303             $11,931         $12,999
 5/31/2005           $12,490             $12,310         $13,239
 6/30/2005           $12,697             $12,328         $13,360
 7/31/2005           $12,998             $12,786         $13,830
 8/31/2005           $13,060             $12,670         $13,940
 9/30/2005           $13,185             $12,772         $14,306
10/31/2005           $12,801             $12,559         $13,962
11/30/2005           $12,967             $13,034         $14,435
12/31/2005           $13,272             $13,038         $14,758
 1/31/2006           $13,670             $13,384         $15,420
 2/28/2006           $13,734             $13,420         $15,404
 3/31/2006           $13,969             $13,587         $15,749
 4/30/2006           $14,209             $13,769         $16,236
 5/31/2006           $13,969             $13,373         $15,696
 6/30/2006           $13,991             $13,391         $15,698
 7/31/2006           $14,198             $13,474         $15,799
 8/31/2006           $14,504             $13,794         $16,217
 9/30/2006           $14,668             $14,149         $16,415
10/31/2006           $15,094             $14,610         $17,021
11/30/2006           $15,444             $14,887         $17,447
12/31/2006           $15,728             $15,096         $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                           12/31/06
------------------------------------------
1-Year                             +17.50%
------------------------------------------
3-Year                             +12.22%
------------------------------------------
Since Inception (8/15/03)          +14.35%
------------------------------------------

CLASS R (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT FOUNDING FUNDS
                ALLOCATION FUND -
  DATE              CLASS R            S&P 500 5        MSCI WORLD INDEX 5
----------      -----------------      ---------        ------------------
 8/15/2003         $10,000              $10,000               $10,000
 8/31/2003         $10,040              $10,100               $10,113
 9/30/2003         $10,100              $ 9,994               $10,177
10/31/2003         $10,410              $10,559               $10,783
11/30/2003         $10,630              $10,651               $10,950
12/31/2003         $11,168              $11,210               $11,639
 1/31/2004         $11,319              $11,415               $11,829
 2/29/2004         $11,521              $11,574               $12,031
 3/31/2004         $11,440              $11,399               $11,956
 4/30/2004         $11,279              $11,221               $11,718
 5/31/2004         $11,289              $11,374               $11,832
 6/30/2004         $11,471              $11,595               $12,080
 7/31/2004         $11,309              $11,212               $11,689
 8/31/2004         $11,440              $11,257               $11,745
 9/30/2004         $11,622              $11,379               $11,971
10/31/2004         $11,803              $11,552               $12,267
11/30/2004         $12,307              $12,020               $12,917
12/31/2004         $12,668              $12,428               $13,414
 1/31/2005         $12,400              $12,126               $13,114
 2/28/2005         $12,803              $12,381               $13,536
 3/31/2005         $12,624              $12,162               $13,280
 4/30/2005         $12,426              $11,931               $12,999
 5/31/2005         $12,614              $12,310               $13,239
 6/30/2005         $12,843              $12,328               $13,360
 7/31/2005         $13,145              $12,786               $13,830
 8/31/2005         $13,207              $12,670               $13,940
 9/30/2005         $13,343              $12,772               $14,306
10/31/2005         $12,957              $12,559               $13,962
11/30/2005         $13,134              $13,034               $14,435
12/31/2005         $13,444              $13,038               $14,758
 1/31/2006         $13,852              $13,384               $15,420
 2/28/2006         $13,928              $13,420               $15,404
 3/31/2006         $14,163              $13,587               $15,749
 4/30/2006         $14,414              $13,769               $16,236
 5/31/2006         $14,174              $13,373               $15,696
 6/30/2006         $14,217              $13,391               $15,698
 7/31/2006         $14,414              $13,474               $15,799
 8/31/2006         $14,743              $13,794               $16,217
 9/30/2006         $14,907              $14,149               $16,415
10/31/2006         $15,356              $14,610               $17,021
11/30/2006         $15,717              $14,887               $17,447
12/31/2006         $16,018              $15,096               $17,806


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS R                           12/31/06
------------------------------------------
1-Year                             +19.15%
------------------------------------------
3-Year                             +12.77%
------------------------------------------
Since Inception (8/15/03)          +14.97%
------------------------------------------


                                                              Annual Report | 19

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
ADVISOR CLASS                     12/31/06
------------------------------------------
1-Year                             +19.73%
------------------------------------------
3-Year                             +13.34%
------------------------------------------
Since Inception (8/15/03)          +15.50%
------------------------------------------

ADVISOR CLASS (8/15/03-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FT FOUNDING FUNDS
                 ALLOCATION FUND -
   DATE            ADVISOR CLASS        S&P 500 5        MSCI WORLD INDEX 5
----------       -----------------      ---------        ------------------
 8/15/2003            $10,000           $10,000                $10,000
 8/31/2003            $10,040           $10,100                $10,113
 9/30/2003            $10,100           $ 9,994                $10,177
10/31/2003            $10,420           $10,559                $10,783
11/30/2003            $10,640           $10,651                $10,950
12/31/2003            $11,175           $11,210                $11,639
 1/31/2004            $11,326           $11,415                $11,829
 2/29/2004            $11,538           $11,574                $12,031
 3/31/2004            $11,457           $11,399                $11,956
 4/30/2004            $11,306           $11,221                $11,718
 5/31/2004            $11,326           $11,374                $11,832
 6/30/2004            $11,508           $11,595                $12,080
 7/31/2004            $11,346           $11,212                $11,689
 8/31/2004            $11,477           $11,257                $11,745
 9/30/2004            $11,669           $11,379                $11,971
10/31/2004            $11,861           $11,552                $12,267
11/30/2004            $12,375           $12,020                $12,917
12/31/2004            $12,744           $12,428                $13,414
 1/31/2005            $12,475           $12,126                $13,114
 2/28/2005            $12,889           $12,381                $13,536
 3/31/2005            $12,710           $12,162                $13,280
 4/30/2005            $12,511           $11,931                $12,999
 5/31/2005            $12,710           $12,310                $13,239
 6/30/2005            $12,940           $12,328                $13,360
 7/31/2005            $13,253           $12,786                $13,830
 8/31/2005            $13,326           $12,670                $13,940
 9/30/2005            $13,472           $12,772                $14,306
10/31/2005            $13,086           $12,559                $13,962
11/30/2005            $13,263           $13,034                $14,435
12/31/2005            $13,589           $13,038                $14,758
 1/31/2006            $14,011           $13,384                $15,420
 2/28/2006            $14,087           $13,420                $15,404
 3/31/2006            $14,335           $13,587                $15,749
 4/30/2006            $14,599           $13,769                $16,236
 5/31/2006            $14,357           $13,373                $15,696
 6/30/2006            $14,401           $13,391                $15,698
 7/31/2006            $14,621           $13,474                $15,799
 8/31/2006            $14,952           $13,794                $16,217
 9/30/2006            $15,128           $14,149                $16,415
10/31/2006            $15,591           $14,610                $17,021
11/30/2006            $15,955           $14,887                $17,447
12/31/2006            $16,270           $15,096                $17,806


ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


20 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 21

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 7/1/06      VALUE 12/31/06   PERIOD* 7/1/06-12/31/06
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,128.40               $2.68
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.68               $2.55
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,124.00               $6.16
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.41               $5.85
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,124.20               $6.16
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.41               $5.85
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,126.60               $3.48
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,021.93               $3.31
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,129.80               $0.81
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,024.45               $0.77
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.15%; C: 1.15%; R: 0.65%; and
      Advisor: 0.15%) multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


22 | Annual Report

Franklin Templeton Perspectives Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Perspectives Allocation Fund covers the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A posted a +14.69% cumulative total return for the year under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +17.38%. 1 You can find other performance data in the Performance Summary beginning on page 25.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 48.


                                                              Annual Report | 23

ASSET ALLOCATION*

Franklin Templeton Perspectives Allocation Fund Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

      Domestic Equity                                  66.4%
      Foreign Equity                                   33.4%
      Short-Term Investments & Other Net Assets         0.2%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the year under review, the Fund's performance benefited from Templeton Growth Fund - Advisor Class and Mutual Shares Fund - Class Z. Franklin Flex Cap Growth Fund - Advisor Class performance hindered the Fund's overall return relative to its hybrid benchmark.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ T. Anthony Coffey

                   T. Anthony Coffey, CFA
                   Vice President of Advisers
                   Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


24 | Annual Report

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FPAAX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.11     $ 12.90     $ 11.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.1850
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0001
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4228
--------------------------------------------------------------------------------
       TOTAL                         $ 0.6079
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FPCAX)                          CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.08     $ 12.82     $ 11.74
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.1174
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0001
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4228
--------------------------------------------------------------------------------
       TOTAL                         $ 0.5403
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.11     $ 12.90     $ 11.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.1613
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0001
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4228
--------------------------------------------------------------------------------
       TOTAL                         $ 0.5842
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$ 1.12     $ 12.93     $ 11.81
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $ 0.2217
--------------------------------------------------------------------------------
Short-Term Capital Gain              $ 0.0001
--------------------------------------------------------------------------------
Long-Term Capital Gain               $ 0.4228
--------------------------------------------------------------------------------
       TOTAL                         $ 0.6446
--------------------------------------------------------------------------------


                                                              Annual Report | 25

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                                           1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2                         +14.69%           +39.79%
--------------------------------------------------------------------------------
Average Annual Total Return 3                      +8.09%           +12.10%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $ 10,809          $ 13,175
--------------------------------------------------------------------------------
CLASS C                                           1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2                         +13.92%           +37.61%
--------------------------------------------------------------------------------
Average Annual Total Return 3                     +12.92%           +14.14%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $ 11,292          $ 13,761
--------------------------------------------------------------------------------
CLASS R                                           1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2                         +14.49%           +39.31%
--------------------------------------------------------------------------------
Average Annual Total Return 3                     +14.49%           +14.72%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $ 11,449          $ 13,931
--------------------------------------------------------------------------------
ADVISOR CLASS                                     1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2                         +15.07%           +40.85%
--------------------------------------------------------------------------------
Average Annual Total Return 3                     +15.07%           +15.25%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $ 11,507          $ 14,085
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


26 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (8/2/04-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT PERSPECTIVES
                ALLOCATION FUND -
   DATE              CLASS A             S&P 500 5         MSCI WORLD INDEX 5
----------      -----------------        ---------         ------------------
  8/2/2004            $ 9,425            $10,000                $10,000
 8/31/2004            $ 9,510            $10,040                $10,048
 9/30/2004            $ 9,670            $10,149                $10,241
10/31/2004            $ 9,840            $10,304                $10,494
11/30/2004            $10,311            $10,721                $11,050
12/31/2004            $10,643            $11,085                $11,475
 1/31/2005            $10,367            $10,815                $11,219
 2/28/2005            $10,681            $11,043                $11,580
 3/31/2005            $10,519            $10,847                $11,361
 4/30/2005            $10,328            $10,642                $11,120
 5/31/2005            $10,566            $10,980                $11,326
 6/30/2005            $10,624            $10,996                $11,429
 7/31/2005            $10,958            $11,404                $11,831
 8/31/2005            $11,006            $11,300                $11,926
 9/30/2005            $11,168            $11,392                $12,239
10/31/2005            $10,910            $11,202                $11,944
11/30/2005            $11,273            $11,625                $12,349
12/31/2005            $11,488            $11,629                $12,626
 1/31/2006            $11,916            $11,937                $13,192
 2/28/2006            $11,945            $11,970                $13,178
 3/31/2006            $12,169            $12,118                $13,473
 4/30/2006            $12,318            $12,281                $13,890
 5/31/2006            $11,903            $11,928                $13,428
 6/30/2006            $11,942            $11,944                $13,429
 7/31/2006            $11,922            $12,017                $13,516
 8/31/2006            $12,189            $12,303                $13,874
 9/30/2006            $12,377            $12,620                $14,043
10/31/2006            $12,753            $13,031                $14,562
11/30/2006            $13,030            $13,278                $14,926
12/31/2006            $13,175            $13,465                $15,233


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                           12/31/06
------------------------------------------
1-Year                              +8.09%
------------------------------------------
Since Inception (8/2/04)           +12.10%
------------------------------------------

CLASS C (8/2/04-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT PERSPECTIVES
                ALLOCATION FUND -
     DATE            CLASS C            S&P 500 5         MSCI WORLD INDEX 5
 ----------     -----------------       ---------         ------------------
   8/2/2004          $10,000             $10,000              $10,000
  8/31/2004          $10,090             $10,040              $10,048
  9/30/2004          $10,250             $10,149              $10,241
 10/31/2004          $10,430             $10,304              $10,494
 11/30/2004          $10,910             $10,721              $11,050
 12/31/2004          $11,266             $11,085              $11,475
  1/31/2005          $10,964             $10,815              $11,219
  2/28/2005          $11,286             $11,043              $11,580
  3/31/2005          $11,115             $10,847              $11,361
  4/30/2005          $10,902             $10,642              $11,120
  5/31/2005          $11,155             $10,980              $11,326
  6/30/2005          $11,206             $10,996              $11,429
  7/31/2005          $11,550             $11,404              $11,831
  8/31/2005          $11,591             $11,300              $11,926
  9/30/2005          $11,763             $11,392              $12,239
 10/31/2005          $11,479             $11,202              $11,944
 11/30/2005          $11,854             $11,625              $12,349
 12/31/2005          $12,080             $11,629              $12,626
  1/31/2006          $12,512             $11,937              $13,192
  2/28/2006          $12,543             $11,970              $13,178
  3/31/2006          $12,769             $12,118              $13,473
  4/30/2006          $12,915             $12,281              $13,890
  5/31/2006          $12,476             $11,928              $13,428
  6/30/2006          $12,518             $11,944              $13,429
  7/31/2006          $12,487             $12,017              $13,516
  8/31/2006          $12,758             $12,303              $13,874
  9/30/2006          $12,946             $12,620              $14,043
 10/31/2006          $13,333             $13,031              $14,562
 11/30/2006          $13,615             $13,278              $14,926
 12/31/2006          $13,761             $13,465              $15,233


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                           12/31/06
------------------------------------------
1-Year                             +12.92%
------------------------------------------
Since Inception (8/2/04)           +14.14%
------------------------------------------


                                                              Annual Report | 27

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS R                           12/31/06
------------------------------------------
1-Year                             +14.49%
------------------------------------------
Since Inception (8/2/04)           +14.72%
------------------------------------------

CLASS R (8/2/04-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT PERSPECTIVES
                ALLOCATION FUND -
     DATE            CLASS R           S&P 500 5         MSCI WORLD INDEX 5
 ----------     -----------------      ---------         ------------------
   8/2/2004         $10,000             $10,000               $10,000
  8/31/2004         $10,080             $10,040               $10,048
  9/30/2004         $10,250             $10,149               $10,241
 10/31/2004         $10,440             $10,304               $10,494
 11/30/2004         $10,930             $10,721               $11,050
 12/31/2004         $11,281             $11,085               $11,475
  1/31/2005         $10,989             $10,815               $11,219
  2/28/2005         $11,322             $11,043               $11,580
  3/31/2005         $11,159             $10,847               $11,361
  4/30/2005         $10,946             $10,642               $11,120
  5/31/2005         $11,199             $10,980               $11,326
  6/30/2005         $11,260             $10,996               $11,429
  7/31/2005         $11,605             $11,404               $11,831
  8/31/2005         $11,655             $11,300               $11,926
  9/30/2005         $11,828             $11,392               $12,239
 10/31/2005         $11,554             $11,202               $11,944
 11/30/2005         $11,939             $11,625               $12,349
 12/31/2005         $12,168             $11,629               $12,626
  1/31/2006         $12,612             $11,937               $13,192
  2/28/2006         $12,643             $11,970               $13,178
  3/31/2006         $12,880             $12,118               $13,473
  4/30/2006         $13,037             $12,281               $13,890
  5/31/2006         $12,587             $11,928               $13,428
  6/30/2006         $12,639             $11,944               $13,429
  7/31/2006         $12,608             $12,017               $13,516
  8/31/2006         $12,890             $12,303               $13,874
  9/30/2006         $13,089             $12,620               $14,043
 10/31/2006         $13,487             $13,031               $14,562
 11/30/2006         $13,781             $13,278               $14,926
 12/31/2006         $13,931             $13,465               $15,233


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
ADVISOR CLASS                     12/31/06
------------------------------------------
1-Year                             +15.07%
------------------------------------------
Since Inception (8/2/04)           +15.25%
------------------------------------------

ADVISOR CLASS (8/2/04-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT PERSPECTIVES
                ALLOCATION FUND -
     DATE         ADVISOR CLASS            S&P 500 5         MSCI WORLD INDEX 5
 ----------     -----------------          ---------         ------------------
   8/2/2004        $10,000                 $10,000              $10,000
  8/31/2004        $10,090                 $10,040              $10,048
  9/30/2004        $10,260                 $10,149              $10,241
 10/31/2004        $10,450                 $10,304              $10,494
 11/30/2004        $10,950                 $10,721              $11,050
 12/31/2004        $11,301                 $11,085              $11,475
  1/31/2005        $11,008                 $10,815              $11,219
  2/28/2005        $11,341                 $11,043              $11,580
  3/31/2005        $11,178                 $10,847              $11,361
  4/30/2005        $10,975                 $10,642              $11,120
  5/31/2005        $11,239                 $10,980              $11,326
  6/30/2005        $11,300                 $10,996              $11,429
  7/31/2005        $11,655                 $11,404              $11,831
  8/31/2005        $11,705                 $11,300              $11,926
  9/30/2005        $11,888                 $11,392              $12,239
 10/31/2005        $11,614                 $11,202              $11,944
 11/30/2005        $12,010                 $11,625              $12,349
 12/31/2005        $12,241                 $11,629              $12,626
  1/31/2006        $12,697                 $11,937              $13,192
  2/28/2006        $12,728                 $11,970              $13,178
  3/31/2006        $12,977                 $12,118              $13,473
  4/30/2006        $13,134                 $12,281              $13,890
  5/31/2006        $12,693                 $11,928              $13,428
  6/30/2006        $12,745                 $11,944              $13,429
  7/31/2006        $12,724                 $12,017              $13,516
  8/31/2006        $13,019                 $12,303              $13,874
  9/30/2006        $13,218                 $12,620              $14,043
 10/31/2006        $13,618                 $13,031              $14,562
 11/30/2006        $13,923                 $13,278              $14,926
 12/31/2006        $14,085                 $13,465              $15,233


28 | Annual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. FRANKLIN FLEX CAP GROWTH FUND NORMALLY INVESTS A MAJORITY OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH MAY INVOLVE INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                                                              Annual Report | 29

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 7/1/06      VALUE 12/31/06   PERIOD* 7/1/06-12/31/06
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,103.30               $2.65
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.68               $2.55
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,099.20               $5.98
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.51               $5.75
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,102.20               $3.44
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,021.93               $3.31
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,105.10               $0.80
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,024.45               $0.77
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A:0.50%; C:1.13%; R:0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 31

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS A                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.71     $      12.20     $      11.02     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.11             0.09             0.09             0.01

 Net realized and unrealized gains (losses) ........           1.81             0.71             1.21             1.07
                                                       -------------------------------------------------------------------
Total from investment operations ...................           1.92             0.80             1.30             1.08
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.16)           (0.10)           (0.07)              --

 Tax return of capital .............................             --               --               --            (0.06)

 Net realized gains (losses) .......................          (0.38)           (0.19)           (0.05)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.54)           (0.29)           (0.12)           (0.06)
                                                       -------------------------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      14.09     $      12.71     $      12.20     $      11.02
                                                       ===================================================================

Total return d .....................................          15.25%            6.63%           11.77%           10.85%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $    458,460     $    353,016     $    238,564     $    157,792

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.65%            0.66%            0.68% h          0.74% h

 Expenses net of waiver and payments by affiliates e           0.50%            0.58%            0.68% h          0.47% h

 Net investment income c ...........................           0.82%            0.72%            1.86% h          0.14% h

Portfolio turnover rate ............................           1.66%            2.49%            1.02%            0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


32 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS B                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.62     $      12.12     $      10.95     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b,c ..................           0.01             0.01             0.06            (0.06)

 Net realized and unrealized gains (losses) ........           1.81             0.70             1.20             1.06
                                                       -------------------------------------------------------------------
Total from investment operations ...................           1.82             0.71             1.26             1.00
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.07)           (0.02)           (0.04)              --

 Tax return of capital .............................             --               --               --            (0.05)

 Net realized gains (losses) .......................          (0.38)           (0.19)           (0.05)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.45)           (0.21)           (0.09)           (0.05)
                                                       -------------------------------------------------------------------
Redemption fees.....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      13.99     $      12.62     $      12.12     $      10.95
                                                       ===================================================================

Total return d .....................................          14.55%            5.89%           11.50%           10.02%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $     76,408     $     71,496     $     66,562     $     44,297

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           1.30%            1.31%            1.33% h          1.39% h

 Expenses net of waiver and payments by affiliates e           1.15%            1.23%            1.33% h          1.12% h

 Net investment income (loss) c ....................           0.17%            0.07%            1.21% h         (0.51)% h

Portfolio turnover rate ............................           1.66%            2.49%            1.02%            0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS C                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.61     $      12.11     $      10.94     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.02             0.01             0.06             0.05

 Net realized and unrealized gains (losses) ........           1.79             0.71             1.20             1.04
                                                       -------------------------------------------------------------------
Total from investment operations ...................           1.81             0.72             1.26             0.99
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.08)           (0.03)           (0.04)              --

 Tax return of capital .............................             --               --               --            (0.05)

 Net realized gains (losses) .......................          (0.38)           (0.19)           (0.05)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.46)           (0.22)           (0.09)           (0.05)
                                                       -------------------------------------------------------------------
Redemption fees.....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      13.96     $      12.61     $      12.11     $      10.94
                                                       ===================================================================

Total return d .....................................          14.48%            6.02%           11.49%            9.93%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $    166,688     $    132,459     $     96,487     $     73,272

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           1.29%            1.29%            1.33% h          1.39% h

 Expenses net of waiver and payments by affiliates e           1.14%            1.21%            1.33% h          1.12% h

 Net investment income (loss) c ....................           0.18%            0.09%            1.21% h         (0.51)% h

Portfolio turnover rate ............................           1.66%            2.49%            1.02%            0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


34 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS R                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.69     $      12.18     $      11.00     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b,c ..................           0.09             0.05             0.08            (0.02)

 Net realized and unrealized gains (losses) ........           1.81             0.73             1.21             1.08
                                                       -------------------------------------------------------------------
Total from investment operations ...................           1.90             0.78             1.29             1.06
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.14)           (0.08)           (0.06)              --

 Tax return of capital .............................             --               --               --            (0.06)

 Net realized gains (losses) .......................          (0.38)           (0.19)           (0.05)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.52)           (0.27)           (0.11)           (0.06)
                                                       -------------------------------------------------------------------
Redemption fees.....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      14.07     $      12.69     $      12.18     $      11.00
                                                       ===================================================================

Total return d .....................................          15.10%            6.43%           11.73%           10.65%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $      2,534     $      2,190     $      1,944     $      1,408

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.80%            0.81%            0.83% h          0.89% h

 Expenses net of waiver and payments by affiliates e           0.65%            0.73%            0.83% h          0.62% h

 Net investment income (loss) c ....................           0.67%            0.57%            1.71% h         (0.01)% h

Portfolio turnover rate ............................           1.66%            2.49%            1.02%            0.62% g

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
ADVISOR CLASS                                                  2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.73     $      12.21     $      11.02     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.15             0.13             0.11             0.04

 Net realized and unrealized gains (losses) ........           1.83             0.72             1.21             1.05
                                                       -------------------------------------------------------------------
Total from investment operations ...................           1.98             0.85             1.32             1.09
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.21)           (0.14)           (0.08)              --

 Tax return of capital .............................             --               --               --            (0.07)

 Net realized gains (losses) .......................          (0.38)           (0.19)           (0.05)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.59)           (0.33)           (0.13)           (0.07)
                                                       -------------------------------------------------------------------
Redemption fees.....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      14.12     $      12.73     $      12.21     $      11.02
                                                       ===================================================================

Total return d .....................................          15.65%            6.93%           12.09%           10.92%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $      3,073     $      2,792     $      2,097     $      1,181

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.30%            0.31%            0.33% h          0.39% h

 Expenses net of waiver and payments by affiliates e           0.15%            0.23%            0.33% h          0.12% h

 Net investment income c ...........................           1.17%            1.07%            2.21% h          0.49% h

Portfolio turnover rate ............................           1.66%            2.49%            1.02%            0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


36 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                               SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.9%
  DOMESTIC EQUITY 74.7%
  Franklin Capital Growth Fund, Advisor Class .........................      14,686,437   $     175,356,056
  Franklin Growth Fund, Advisor Class .................................       4,203,753         175,002,227
  Mutual Shares Fund, Class Z .........................................       6,833,613         178,288,955
                                                                                          -----------------
                                                                                                528,647,238
                                                                                          -----------------

  FOREIGN EQUITY 25.2%
  Templeton Growth Fund Inc., Advisor Class ...........................       6,936,340         178,125,222
                                                                                          -----------------
  TOTAL LONG TERM INVESTMENTS (COST $594,675,074) .....................                         706,772,460
                                                                                          -----------------

  SHORT TERM INVESTMENT (COST $1,530) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%            1,530               1,530
                                                                                          -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $594,676,604) 99.9% .....                         706,773,990
  OTHER ASSETS, LESS LIABILITIES 0.1% .................................                             389,136
                                                                                          -----------------
  NET ASSETS 100.0% ...................................................                   $     707,163,126
                                                                                          =================

a     See Note 6 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.

c     The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS A                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.50     $      12.28     $      11.21     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.40             0.37             0.22             0.23

 Net realized and unrealized gains (losses) ........           1.99             0.40             1.14             1.07
                                                       -------------------------------------------------------------------
Total from investment operations ...................           2.39             0.77             1.36             1.30
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.44)           (0.30)           (0.23)           (0.09)

 Net realized gains (losses) .......................          (0.47)           (0.25)           (0.06)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.91)           (0.55)           (0.29)           (0.09)
                                                       -------------------------------------------------------------------
Redemption fees.....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      13.98     $      12.50     $      12.28     $      11.21
                                                       ===================================================================

Total return d .....................................          19.34%            6.31%           12.16%           13.00%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $  7,288,143     $  4,051,695     $  1,640,876     $    882,175

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.57%            0.58%            0.60% h          0.61% h

 Expenses net of waiver and payments by affiliates e           0.50%            0.54%            0.60% h          0.49% h

 Net investment income c ...........................           3.00%            2.98%            4.48% h          2.16% h

Portfolio turnover rate ............................           0.96%            0.74%            0.37%            0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS B                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.46     $      12.23     $      11.16     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.28             0.26             0.19             0.16

 Net realized and unrealized gains (losses) ........           2.00             0.43             1.13             1.08
                                                       -------------------------------------------------------------------
Total from investment operations ...................           2.28             0.69             1.32             1.24
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.34)           (0.21)           (0.19)           (0.08)

 Net realized gains (losses) .......................          (0.47)           (0.25)           (0.06)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.81)           (0.46)           (0.25)           (0.08)
                                                       -------------------------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      13.93     $      12.46     $      12.23     $      11.16
                                                       ===================================================================

Total return d .....................................          18.53%            5.58%           11.90%           12.39%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $    766,452     $    688,590     $    612,553     $    357,282

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           1.22%            1.23%            1.25% h          1.26% h

 Expenses net of waiver and payments by affiliates e           1.15%            1.19%            1.25% h          1.14% h

 Net investment income c ...........................           2.35%            2.33%            3.83% h          1.51% h

Portfolio turnover rate ............................           0.96%            0.74%            0.37%            0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS C                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.36     $      12.23     $      11.16     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.31             0.29             0.19             0.17

 Net realized and unrealized gains (losses) ........           1.95             0.39             1.13             1.07
                                                       -------------------------------------------------------------------
Total from investment operations ...................           2.26             0.68             1.32             1.24
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.37)           (0.30)           (0.19)           (0.08)

 Net realized gains (losses) .......................          (0.47)           (0.25)           (0.06)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.84)           (0.55)           (0.25)           (0.08)
                                                       -------------------------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      13.78     $      12.36     $      12.23     $      11.16
                                                       ===================================================================

Total return d .....................................          18.50%            5.63%           11.79%           12.40%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $  3,692,307     $  2,075,041     $    927,786     $    535,778

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           1.22%            1.20%            1.25% h          1.26% h

 Expenses net of waiver and payments by affiliates e           1.15%            1.16%            1.25% h          1.14% h

 Net investment income c ...........................           2.35%            2.36%            3.83% h          1.51% h

Portfolio turnover rate ............................           0.96%            0.74%            0.37%            0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


40 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
CLASS R                                                        2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.50     $      12.28     $      11.22     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.37             0.33             0.22             0.20

 Net realized and unrealized gains (losses) ........           1.99             0.42             1.13             1.11
                                                       -------------------------------------------------------------------
Total from investment operations ...................           2.36             0.75             1.35             1.31
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.41)           (0.28)           (0.23)           (0.09)

 Net realized gains (losses) .......................          (0.47)           (0.25)           (0.06)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.88)           (0.53)           (0.29)           (0.09)
                                                       -------------------------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      13.98     $      12.50     $      12.28     $      11.22
                                                       ===================================================================

Total return d .....................................          19.15%            6.12%           12.02%           13.09%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $     24,435     $     17,247     $     12,101     $      5,225

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.72%            0.73%            0.75% h          0.76% h

 Expenses net of waiver and payments by affiliates e           0.65%            0.69%            0.75% h          0.64% h

 Net investment income c ...........................           2.85%            2.83%            4.33% h          2.01% h

Portfolio turnover rate ............................           0.96%            0.74%            0.37%            0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                       -------------------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,               JULY 31,
ADVISOR CLASS                                                  2006             2005             2004 g      2004 i
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      12.55     $      12.32     $      11.25     $      10.00
                                                       -------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.47             0.39             0.24             0.25

 Net realized and unrealized gains (losses) ........           1.98             0.42             1.14             1.09
                                                       -------------------------------------------------------------------
Total from investment operations ...................           2.45             0.81             1.38             1.34
                                                       -------------------------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.48)           (0.33)           (0.25)           (0.09)

 Net realized gains (losses) .......................          (0.47)           (0.25)           (0.06)              --
                                                       -------------------------------------------------------------------
Total distributions ................................          (0.95)           (0.58)           (0.31)           (0.09)
                                                       -------------------------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f             -- f
                                                       -------------------------------------------------------------------
Net asset value, end of year .......................   $      14.05     $      12.55     $      12.32     $      11.25
                                                       ===================================================================

Total return d .....................................          19.73%            6.63%           12.32%           13.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $     25,124     $     12,535     $      7,792     $      4,991

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.22%            0.23%            0.25% h          0.26% h

 Expenses net of waiver and payments by affiliates e           0.15%            0.19%            0.25% h          0.14% h

 Net investment income c ...........................           3.35%            3.33%            4.83% h          2.51% h

Portfolio turnover rate ............................           0.96%            0.74%            0.37%            0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.70% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 1, 2004 to December 31, 2004.

h     Annualized.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


42 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.4%
  DOMESTIC EQUITY 33.2%
  Mutual Shares Fund, Class Z .........................................     149,818,988   $   3,908,777,402
                                                                                          -----------------
  DOMESTIC HYBRID 33.1%
  Franklin Income Fund Inc., Advisor Class ............................   1,474,279,687       3,906,841,171
                                                                                          -----------------
  FOREIGN EQUITY 33.1%
  Templeton Growth Fund Inc., Advisor Class ...........................     152,052,220       3,904,700,999
                                                                                          -----------------
  TOTAL LONG TERM INVESTMENTS (COST $10,669,862,499) ..................                      11,720,319,572
                                                                                          -----------------
  SHORT TERM INVESTMENT (COST $137,267) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%          137,267             137,267
                                                                                          -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $10,669,999,766) 99.4% ..                      11,720,456,839
  OTHER ASSETS, LESS LIABILITIES 0.6% .................................                          76,004,393
                                                                                          -----------------
  NET ASSETS 100.0% ...................................................                   $  11,796,461,232
                                                                                          =================

a     See Note 6 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.

c     The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                       --------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
CLASS A                                                        2006             2005             2004 g
                                                       --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      11.79     $     11.19      $      10.00
                                                       --------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.17             0.16             0.17

 Net realized and unrealized gains (losses) ........           1.55             0.73             1.12
                                                       --------------------------------------------------
Total from investment operations ...................           1.72             0.89             1.29
                                                       --------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.19)           (0.13)           (0.07)

 Net realized gains (losses) .......................          (0.42)           (0.16)           (0.03)
                                                       --------------------------------------------------
Total distributions ................................          (0.61)           (0.29)           (0.10)
                                                       --------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f
                                                       --------------------------------------------------
Net asset value, end of year .......................   $      12.90     $      11.79     $      11.19
                                                       ==================================================

Total return d .....................................          14.69%            7.93%           12.93%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $    190,189     $    103,348     $     16,155

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.72%            0.90%            2.31% h

 Expenses net of waiver and payments by affiliates e           0.50%            0.46%            0.39% h

 Net investment income c ...........................           1.18%            1.41%            3.78% h

Portfolio turnover rate ............................           0.98%            0.68%            0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 2, 2004 to December 31, 2004.

h     Annualized.


44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                       --------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
CLASS C                                                        2006             2005             2004 g
                                                       --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      11.74     $      11.18     $      10.00
                                                       --------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.08             0.09             0.15

 Net realized and unrealized gains (losses) ........           1.54             0.72             1.12
                                                       --------------------------------------------------
Total from investment operations ...................           1.62             0.81             1.27
                                                       --------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.12)           (0.09)           (0.06)

 Net realized gains (losses) .......................          (0.42)           (0.16)           (0.03)
                                                       --------------------------------------------------
Total distributions ................................          (0.54)           (0.25)           (0.09)
                                                       --------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f
                                                       --------------------------------------------------
Net asset value, end of year .......................   $      12.82     $      11.74     $      11.18
                                                       ==================================================

Total return d .....................................          13.92%            7.22%           12.66%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $     68,482     $     36,568     $      4,558

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           1.36%            1.55%            2.96% h

 Expenses net of waiver and payments by affiliates e           1.14%            1.11%            1.04% h

 Net investment income c ...........................           0.54%            0.76%            3.13% h

Portfolio turnover rate ............................           0.98%            0.68%            0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 2, 2004 (commencement of operations) to December 31,
      2004.

h     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                       --------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
CLASS R                                                        2006             2005             2004 g
                                                       --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      11.79     $      11.18     $      10.00
                                                       --------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.14             0.11             0.15

 Net realized and unrealized gains (losses) ........           1.55             0.77             1.13
                                                       --------------------------------------------------
Total from investment operations ...................           1.69             0.88             1.28
                                                       --------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.16)           (0.11)           (0.07)

 Net realized gains (losses) .......................          (0.42)           (0.16)           (0.03)
                                                       --------------------------------------------------
Total distributions ................................          (0.58)           (0.27)           (0.10)
                                                       --------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f
                                                       --------------------------------------------------
Net asset value, end of year .......................   $      12.90     $      11.79     $      11.18
                                                       ==================================================

Total return d .....................................          14.49%            7.86%           12.81%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $      1,539     $      1,287     $        260

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.87%            1.05%            2.46% h

 Expenses net of waiver and payments by affiliates e           0.65%            0.61%            0.54% h

 Net investment income c ...........................           1.03%            1.26%            3.63% h

Portfolio turnover rate ............................           0.98%            0.68%            0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 2, 2004 (commencement of operations) to December 31,
      2004.

h     Annualized.


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                       --------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                               2006             2005             2004 g
                                                       --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $      11.81     $      11.19     $      10.00
                                                       --------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................           0.22             0.11             0.14

 Net realized and unrealized gains (losses) ........           1.54             0.82             1.16
                                                       --------------------------------------------------
Total from investment operations ...................           1.76             0.93             1.30
                                                       --------------------------------------------------
Less distributions from:

 Net investment income and short term gains received
  from Underlying Funds ............................          (0.22)           (0.15)           (0.08)

 Net realized gains (losses) .......................          (0.42)           (0.16)           (0.03)
                                                       --------------------------------------------------
Total distributions ................................          (0.64)           (0.31)           (0.11)
                                                       --------------------------------------------------
Redemption fees ....................................             -- f             -- f             -- f
                                                       --------------------------------------------------
Net asset value, end of year .......................   $      12.93     $      11.81     $      11.19
                                                       ==================================================

Total return d .....................................          15.07%            8.31%           13.01%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $      1,931     $      1,104     $        196

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e           0.37%            0.55%            1.96% h

 Expenses net of waiver and payments by affiliates e           0.15%            0.11%            0.04% h

 Net investment income c ...........................           1.53%            1.76%            4.13% h

Portfolio turnover rate ............................           0.98%            0.68%            0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the year ended December 31, 2006.

f     Amount rounds to less than $0.01 per share.

g     For the period August 2, 2004 (commencement of operations) to December 31,
      2004.

h     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.8%
  DOMESTIC EQUITY 66.4%
  Franklin Flex Cap Growth Fund, Advisor Class ........................       2,019,049   $      86,112,432
  Mutual Shares Fund, Class Z .........................................       3,372,668          87,992,907
                                                                                          -----------------
                                                                                                174,105,339
                                                                                          -----------------
  FOREIGN EQUITY 33.4%
  Templeton Growth Fund Inc., Advisor Class ...........................       3,409,918          87,566,686
                                                                                          -----------------
  TOTAL LONG TERM INVESTMENTS (COST $240,709,696) .....................                         261,672,025
                                                                                          -----------------
  SHORT TERM INVESTMENT (COST $1,954) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%            1,954               1,954
                                                                                          -----------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $240,711,650) 99.8% .....                         261,673,979
  OTHER ASSETS, LESS LIABILITIES 0.2% .................................                             467,129
                                                                                          -----------------
  NET ASSETS 100.0% ...................................................                   $     262,141,108
                                                                                          =================

a     See Note 6 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.

c     The rate shown is the annualized seven-day yield at period end.


48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

                                                                     ------------------------------------------------------
                                                                        FRANKLIN            FRANKLIN           FRANKLIN
                                                                        TEMPLETON          TEMPLETON           TEMPLETON
                                                                        COREFOLIO        FOUNDING FUNDS      PERSPECTIVES
                                                                     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                                                     ------------------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost ...........................................................   $   594,676,604   $   10,669,999,766   $   240,711,650
                                                                     ======================================================
  Value ..........................................................       706,773,990       11,720,456,839       261,673,979
 Receivables:
  Investment securities sold .....................................           812,000           22,458,000           322,000
  Capital shares sold ............................................         1,643,996          100,437,912           868,177
                                                                     ------------------------------------------------------
  Total assets ...................................................       709,229,986       11,843,352,751       262,864,156
                                                                     ------------------------------------------------------

Liabilities:
 Payables:
  Capital shares redeemed ........................................           708,985           12,562,318           320,459
  Affiliates .....................................................           493,910           11,605,941            45,118
  Funds advanced by custodian ....................................           811,503           22,457,264           321,138
 Accrued expenses and other liabilities ..........................            52,462              265,996            36,333
                                                                     ------------------------------------------------------
  Total liabilities ..............................................         2,066,860           46,891,519           723,048
                                                                     ------------------------------------------------------
   Net assets, at value ..........................................   $   707,163,126   $   11,796,461,232   $   262,141,108
                                                                     ======================================================

Net assets consist of:
 Paid-in capital .................................................   $   583,466,097   $   10,530,433,736   $   236,954,882
 Undistributed net investment income .............................           746,559            6,495,779           105,807
 Net unrealized appreciation (depreciation) ......................       112,097,386        1,050,457,073        20,962,329
 Accumulated net realized gain (loss) ............................        10,853,084          209,074,644         4,118,090
                                                                     ------------------------------------------------------
   Net assets, at value ..........................................   $   707,163,126   $   11,796,461,232   $   262,141,108
                                                                     ======================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

                                                                     ------------------------------------------------------
                                                                        FRANKLIN            FRANKLIN           FRANKLIN
                                                                        TEMPLETON          TEMPLETON           TEMPLETON
                                                                        COREFOLIO        FOUNDING FUNDS      PERSPECTIVES
                                                                     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                                                     ------------------------------------------------------
CLASS A:

 Net assets, at value ............................................   $   458,459,950   $    7,288,143,185   $   190,189,388
                                                                     ======================================================
 Shares outstanding ..............................................        32,534,123          521,488,419        14,738,800
                                                                     ======================================================
 Net asset value per share a .....................................   $         14.09   $            13.98   $         12.90
                                                                     ======================================================
 Maximum offering price per share
  (net asset value per share / 94.25%) ...........................   $         14.95   $            14.83   $         13.69
                                                                     ======================================================
CLASS B:

 Net assets, at value ............................................   $    76,408,092   $      766,451,554
                                                                     ====================================
 Shares outstanding ..............................................         5,462,327           55,038,857
                                                                     ====================================
 Net asset value and maximum offering price per share a ..........   $         13.99   $            13.93
                                                                     ====================================
CLASS C:

 Net assets, at value ............................................   $   166,687,877   $    3,692,307,354   $    68,481,519
                                                                     ======================================================
 Shares outstanding ..............................................        11,941,411          267,882,647         5,340,433
                                                                     ======================================================
 Net asset value and maximum offering price per share a ..........   $         13.96   $            13.78   $         12.82
                                                                     ======================================================
CLASS R:

 Net assets, at value ............................................   $     2,534,524   $       24,435,410   $     1,538,932
                                                                     ======================================================
 Shares outstanding ..............................................           180,129            1,748,024           119,273
                                                                     ======================================================
 Net asset value and maximum offering price per share a ..........   $         14.07   $            13.98   $         12.90
                                                                     ======================================================
ADVISOR CLASS:

 Net assets, at value ............................................   $     3,072,683   $       25,123,729   $     1,931,269
                                                                     ======================================================
 Shares outstanding ..............................................           217,617            1,787,873           149,348
                                                                     ======================================================
 Net asset value and maximum offering price per share a ..........   $         14.12   $            14.05   $         12.93
                                                                     ======================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2006

                                                                     ------------------------------------------------------
                                                                        FRANKLIN            FRANKLIN           FRANKLIN
                                                                        TEMPLETON          TEMPLETON           TEMPLETON
                                                                        COREFOLIO        FOUNDING FUNDS      PERSPECTIVES
                                                                     ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND
                                                                     ------------------------------------------------------
Investment income:
 Dividends from Underlying Funds (Note 6) ........................   $     8,308,459   $      313,066,089   $     3,485,443
                                                                     ------------------------------------------------------
Expenses:
 Administrative fees (Note 3a) ...................................           629,576            8,919,710           206,903
 Distribution fees (Note 3b)
  Class A ........................................................         1,410,720           19,036,332           524,258
  Class B ........................................................           729,062            7,177,849                --
  Class C ........................................................         1,476,767           27,550,385           541,930
  Class R ........................................................            11,542              102,831             6,933
 Transfer agent fees (Note 3d) ...................................         1,019,219            8,609,733           418,147
 Reports to shareholders .........................................            76,392              840,531                --
 Registration and filing fees ....................................           128,235            1,311,796           109,517
 Professional fees ...............................................            27,200               71,595            20,580
 Trustees' fees and expenses .....................................             1,599               16,128               480
 Excise tax (Note 3e) ............................................             7,923               50,318                --
 Other ...........................................................            19,209              218,018             5,189
                                                                     ------------------------------------------------------
  Total expenses .................................................         5,537,444           73,905,226         1,833,937
  Expenses waived/paid by affiliates (Note 3e) ...................          (964,999)          (6,658,046)         (450,456)
                                                                     ------------------------------------------------------
   Net expenses ..................................................         4,572,445           67,247,180         1,383,481
                                                                     ------------------------------------------------------
    Net investment income ........................................         3,736,014          245,818,909         2,101,962
                                                                     ------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Sale of investments in Underlying Funds ........................          (206,396)          (3,041,778)          (73,648)
  Realized gain distributions by Underlying Funds ................        24,235,506          500,788,915        10,315,569
                                                                     ------------------------------------------------------
    Net realized gain (loss) from Underlying Funds ...............        24,029,110          497,747,137        10,241,921
 Net change in unrealized appreciation (depreciation) on
  investments in Underlying Funds ................................        61,294,086          866,728,549        16,328,995
                                                                     ------------------------------------------------------
Net realized and unrealized gain (loss) ..........................        85,323,196        1,364,475,686        26,570,916
                                                                     ------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ..   $    89,059,210   $    1,610,294,595   $    28,672,878
                                                                     ======================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   -----------------------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                        COREFOLIO ALLOCATION FUND
                                                                                   -----------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                        2006                2005
                                                                                   -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .................................................   $     3,736,014    $      2,315,230
  Net realized gain (loss) from Underlying Funds ...............................        24,029,110          13,151,666
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds .........................................................        61,294,086          18,583,049
                                                                                   -----------------------------------
    Net increase (decrease) in net assets resulting from operations ............        89,059,210          34,049,945
                                                                                   -----------------------------------
 Distributions to shareholders from:
  Net investment income and short term gains received
   from Underlying Funds:
   Class A .....................................................................        (5,156,182)         (2,706,666)
   Class B .....................................................................          (395,188)            (95,540)
   Class C .....................................................................          (951,148)           (304,721)
   Class R .....................................................................           (25,068)            (13,374)
   Advisor Class ...............................................................           (44,139)            (29,711)
  Net realized gains:
   Class A .....................................................................       (11,448,102)         (4,722,069)
   Class B .....................................................................        (2,054,806)         (1,090,043)
   Class C .....................................................................        (4,266,699)         (1,827,556)
   Class R .....................................................................           (65,663)            (35,570)
   Advisor Class ...............................................................           (79,089)            (38,361)
                                                                                   -----------------------------------
Total distributions to shareholders ............................................       (24,486,084)        (10,863,611)
                                                                                   -----------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................................................        63,989,093          99,800,451
   Class B .....................................................................        (2,554,475)          2,004,829
   Class C .....................................................................        19,093,712          30,562,322
   Class R .....................................................................           112,639             157,640
   Advisor Class ...............................................................            (5,903)            586,231
                                                                                   -----------------------------------
 Total capital share transactions ..............................................        80,635,066         133,111,473
                                                                                   -----------------------------------

 Redemption fees ...............................................................             2,409               1,413
                                                                                   -----------------------------------
  Net increase (decrease) in net assets ........................................       145,210,601         156,299,220

Net assets:
 Beginning of year .............................................................       561,952,525         405,653,305
                                                                                   -----------------------------------
 End of year ...................................................................   $   707,163,126    $    561,952,525
                                                                                   ===================================
Undistributed net investment income included in net assets:
 End of year ...................................................................   $       746,559    $        940,742
                                                                                   ===================================


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                   -----------------------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                     FOUNDING FUNDS ALLOCATION FUND
                                                                                   -----------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                        2006               2005
                                                                                   -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................   $   245,818,909    $    135,297,386
  Net realized gain (loss) from Underlying Funds ...............................       497,747,137         224,073,373
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds .........................................................       866,728,549         (20,377,278)
                                                                                   -----------------------------------
    Net increase (decrease) in net assets resulting from operations ............     1,610,294,595         338,993,481
                                                                                   -----------------------------------
 Distributions to shareholders from:
  Net investment income and short term gains received
   from Underlying Funds:
   Class A .....................................................................      (215,722,803)        (95,113,986)
   Class B .....................................................................       (18,066,213)        (11,435,618)
   Class C .....................................................................       (93,577,572)        (49,892,165)
   Class R .....................................................................          (683,952)           (376,341)
   Advisor Class ...............................................................          (799,059)           (324,505)
  Net realized gains:
   Class A .....................................................................      (202,445,425)        (60,077,962)
   Class B .....................................................................       (25,277,173)        (13,364,975)
   Class C .....................................................................      (104,093,208)        (31,902,414)
   Class R .....................................................................          (727,036)           (307,043)
   Advisor Class ...............................................................          (652,974)           (208,794)
                                                                                   -----------------------------------
 Total distributions to shareholders ...........................................      (662,045,415)       (263,003,803)
                                                                                   -----------------------------------
 Capital share transactions: (Note 2)
   Class A .....................................................................     2,657,895,916       2,363,047,363
   Class B .....................................................................        (1,624,509)         63,159,382
   Class C .....................................................................     1,330,975,579       1,132,276,775
   Class R .....................................................................         4,909,568           4,908,962
   Advisor Class ...............................................................        10,900,983           4,573,450
                                                                                   -----------------------------------
 Total capital share transactions ..............................................     4,003,057,537       3,567,965,932
                                                                                   -----------------------------------

 Redemption fees ...............................................................            45,813              45,042
                                                                                   -----------------------------------
  Net increase (decrease) in net assets ........................................     4,951,352,530       3,644,000,652

Net assets:
 Beginning of year .............................................................     6,845,108,702       3,201,108,050
                                                                                   -----------------------------------
 End of year ...................................................................   $11,796,461,232    $  6,845,108,702
                                                                                   ===================================

Undistributed net investment income included in net assets:
 End of year ...................................................................   $     6,495,779    $      6,654,521
                                                                                   ===================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                   -----------------------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                      PERSPECTIVES ALLOCATION FUND
                                                                                   -----------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                        2006                2005
                                                                                   -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................   $     2,101,962    $        994,678
  Net realized gain (loss) from Underlying Funds ...............................        10,241,921           4,184,830
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds .........................................................        16,328,995           3,733,521
                                                                                   -----------------------------------
    Net increase (decrease) in net assets resulting from operations ............        28,672,878           8,913,029
                                                                                   -----------------------------------
 Distributions to shareholders from:
  Net investment income and short term gains received
   from Underlying Funds:
    Class A ....................................................................        (2,636,779)         (1,096,845)
    Class C ....................................................................          (608,817)           (266,589)
    Class R ....................................................................           (18,516)            (11,813)
    Advisor Class ..............................................................           (31,836)            (14,047)
  Net realized gains:
    Class A ....................................................................        (5,309,666)         (1,039,446)
    Class C ....................................................................        (1,947,481)           (369,003)
    Class R ....................................................................           (48,316)            (14,705)
    Advisor Class ..............................................................           (51,944)            (16,038)
                                                                                   -----------------------------------
 Total distributions to shareholders ...........................................       (10,653,355)         (2,828,486)
                                                                                   -----------------------------------
 Capital share transactions: (Note 2)
    Class A ....................................................................        73,695,077          82,792,372
    Class C ....................................................................        27,278,019          30,465,502
    Class R ....................................................................           129,556             964,795
    Advisor Class ..............................................................           709,790             830,434
                                                                                   -----------------------------------
 Total capital share transactions ..............................................       101,812,442         115,053,103
                                                                                   -----------------------------------

 Redemption fees ...............................................................             1,365                 598
                                                                                   -----------------------------------
  Net increase (decrease) in net assets ........................................       119,833,330         121,138,244

Net assets:
 Beginning of year .............................................................       142,307,778          21,169,534
                                                                                   -----------------------------------
 End of year ...................................................................   $   262,141,108    $    142,307,778
                                                                                   ===================================

Undistributed net investment income included in net assets:
 End of year ...................................................................   $       105,807    $         13,510
                                                                                   ===================================


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS      CLASS A, CLASS C, CLASS R & ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Franklin Templeton Corefolio Allocation Fund            Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to Shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 55

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


56 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                               -----------------------------------------------------------------------
                                                     FRANKLIN TEMPLETON                    FRANKLIN TEMPLETON
                                                          COREFOLIO                          FOUNDING FUNDS
                                                       ALLOCATION FUND                      ALLOCATION FUND
                                               -----------------------------------------------------------------------
                                                  SHARES            AMOUNT            SHARES              AMOUNT
                                               -----------------------------------------------------------------------
CLASS A SHARES
Year ended December 31, 2006
 Shares sold ...............................       8,161,304    $  108,477,197        226,522,568    $   3,030,923,306
 Shares issued in reinvestment of
  distributions ............................       1,144,598        15,782,576         28,515,695          392,894,378
 Shares redeemed ...........................      (4,542,041)      (60,270,680)       (57,633,916)        (765,921,768)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................       4,763,861    $   63,989,093        197,404,347    $   2,657,895,916
                                               =======================================================================
Year ended December 31, 2005
 Shares sold ...............................      11,802,924    $  143,272,069        205,902,418    $   2,554,554,739
 Shares issued in reinvestment of
  distributions ............................         564,044         7,056,287         11,595,629          145,008,575
 Shares redeemed ...........................      (4,146,832)      (50,527,905)       (27,001,853)        (336,515,951)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................       8,220,136    $   99,800,451        190,496,194    $   2,363,047,363
                                               =======================================================================
CLASS B SHARES
Year ended December 31, 2006
 Shares sold ...............................         192,527    $    2,536,173          2,512,203    $      32,986,440
 Shares issued in reinvestment of
  distributions ............................         171,568         2,330,160          2,959,112           40,296,439
 Shares redeemed ...........................        (565,350)       (7,420,808)        (5,704,616)         (74,907,388)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................        (201,255)   $   (2,554,475)          (233,301)   $      (1,624,509)
                                               =======================================================================
Year ended December 31, 2005
 Shares sold ...............................         645,771    $    7,713,279          7,897,683    $      96,144,049
 Shares issued in reinvestment of
  distributions ............................          92,725         1,135,896          1,870,110           23,230,543
 Shares redeemed ...........................        (567,650)       (6,844,346)        (4,565,605)         (56,215,210)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................         170,846    $    2,004,829          5,202,188    $      63,159,382
                                               =======================================================================
CLASS C SHARES
Year ended December 30, 2006
 Shares sold ...............................       2,801,164    $   36,821,258        112,866,790    $   1,492,839,628
 Shares issued in reinvestment of
  distributions ............................         355,817         4,836,589         12,624,288          171,288,034
 Shares redeemed ...........................      (1,723,290)      (22,564,135)       (25,455,349)        (333,152,083)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................       1,433,691    $   19,093,712        100,035,729    $   1,330,975,579
                                               =======================================================================
Year ended December 31, 2005
 Shares sold ...............................       3,974,019    $   47,718,754         98,797,473    $   1,216,236,357
 Shares issued in reinvestment of
  distributions ............................         160,950         1,981,215          5,708,288           70,631,355
 Shares redeemed ...........................      (1,592,178)      (19,137,647)       (12,509,107)        (154,590,937)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................       2,542,791    $   30,562,322         91,966,654    $   1,132,276,775
                                               =======================================================================


                                                              Annual Report | 57

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                               -----------------------------------------------------------------------
                                                     FRANKLIN TEMPLETON                    FRANKLIN TEMPLETON
                                                          COREFOLIO                          FOUNDING FUNDS
                                                       ALLOCATION FUND                      ALLOCATION FUND
                                               -----------------------------------------------------------------------
                                                  SHARES            AMOUNT            SHARES              AMOUNT
                                               -----------------------------------------------------------------------
CLASS R SHARES
Year ended December 31, 2006
 Shares sold ...............................          14,097    $      190,555            435,024    $       5,763,678
 Shares issued in reinvestment of
  distributions ............................           6,585            90,465            102,353            1,406,218
 Shares redeemed ...........................         (13,061)         (168,381)          (168,735)          (2,260,328)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................           7,621    $      112,639            368,642    $       4,909,568
                                               =======================================================================
Year ended December 31, 2005
 Shares sold ...............................          67,774    $      812,103            519,654    $       6,419,637
 Shares issued in reinvestment of
  distributions ............................           3,923            48,574             54,182              676,457
 Shares redeemed ...........................         (58,782)         (703,037)          (179,863)          (2,187,132)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................          12,915    $      157,640            393,973    $       4,908,962
                                               =======================================================================
ADVISOR CLASS SHARES
Year ended December 31, 2006
 Shares sold ...............................          19,054    $      257,559            930,526    $      12,764,223
 Shares issued in reinvestment of
  distributions ............................           8,496           117,490             99,300            1,378,303
 Shares redeemed ...........................         (29,233)         (380,952)          (240,484)          (3,241,543)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................          (1,683)   $       (5,903)           789,342    $      10,900,983
                                               =======================================================================
Year ended December 31, 2005
 Shares sold ...............................          64,949    $      791,637            463,739    $       5,801,455
 Shares issued in reinvestment of
  distributions ............................           5,243            65,758             39,624              497,040
 Shares redeemed ...........................         (22,551)         (271,164)          (137,456)          (1,725,045)
                                               -----------------------------------------------------------------------
 Net increase (decrease) ...................          47,641    $      586,231            365,907    $       4,573,450
                                               =======================================================================

                                                                                  ------------------------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                      PERSPECTIVES ALLOCATION FUND
                                                                                  ------------------------------------
                                                                                      SHARES              AMOUNT
                                                                                  ------------------------------------
CLASS A SHARES
Year ended December 31, 2006
 Shares sold .................................................................          6,964,227    $      85,684,048
 Shares issued in reinvestment of distributions ..............................            597,951            7,641,648
 Shares redeemed .............................................................         (1,586,137)         (19,630,619)
                                                                                  ------------------------------------
 Net increase (decrease) .....................................................          5,976,041    $      73,695,077
                                                                                  ====================================
Year ended December 31, 2005 .................................................
 Shares sold .................................................................          7,590,421    $      85,816,339
 Shares issued in reinvestment of distributions ..............................            172,606            2,037,347
 Shares redeemed .............................................................           (443,646)          (5,061,314)
                                                                                  ------------------------------------
 Net increase (decrease) .....................................................          7,319,381    $      82,792,372
                                                                                  ====================================


58 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                                  ------------------------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                      PERSPECTIVES ALLOCATION FUND
                                                                                  ------------------------------------
                                                                                      SHARES              AMOUNT
                                                                                  ------------------------------------
CLASS C SHARES
Year ended December 31, 2006
 Shares sold .................................................................          2,515,614    $      30,767,210
 Shares issued in reinvestment of distributions ..............................            185,518            2,351,317
 Shares redeemed .............................................................           (475,818)          (5,840,508)
                                                                                  ------------------------------------
 Net increase (decrease) .....................................................          2,225,314    $      27,278,019
                                                                                  ====================================
Year ended December 31, 2005
 Shares sold .................................................................          2,775,287    $      31,221,952
 Shares issued in reinvestment of distributions ..............................             49,625              582,828
 Shares redeemed .............................................................           (117,652)          (1,339,278)
                                                                                  ------------------------------------
 Net increase (decrease) .....................................................          2,707,260    $      30,465,502
                                                                                  ====================================

CLASS R SHARES
Year ended December 31, 2006
 Shares sold .................................................................             26,399    $         325,236
 Shares issued in reinvestment of distributions ..............................              5,252               66,832
 Shares redeemed .............................................................            (21,571)            (262,512)
                                                                                  ------------------------------------
 Net increase(decrease) ......................................................             10,080    $         129,556
                                                                                  ====================================
Year ended December 31, 2005
 Shares sold .................................................................             89,527    $       1,003,624
 Shares issued in reinvestment of distributions ..............................              2,251               26,469
 Shares redeemed .............................................................             (5,834)             (65,298)
                                                                                  ------------------------------------
 Net increase (decrease) .....................................................             85,944    $         964,795
                                                                                  ====================================

ADVISOR CLASS SHARES:
Year ended December 31, 2006
 Shares sold .................................................................             77,632    $         985,355
 Shares issued in reinvestment of distributions ..............................              6,364               81,641
 Shares redeemed .............................................................            (28,121)            (357,206)
                                                                                  ------------------------------------
 Net increase(decrease) ......................................................             55,875    $         709,790
                                                                                  ====================================
Year ended December 31, 2005
 Shares sold .................................................................            192,680    $       2,146,894
 Shares issued in reinvestment of distributions ..............................              2,508               29,357
 Shares redeemed .............................................................           (119,260)          (1,345,817)
                                                                                  ------------------------------------
 Net increase(decrease) ......................................................             75,928    $         830,434
                                                                                  ====================================


                                                              Annual Report | 59

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

-------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-------------------------------------------------------------------------------------------
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of each fund's average daily net assets for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                                                     --------------------------------------------------------------
                                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                          COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                       ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                     --------------------------------------------------------------
Class A ..........................................          0.35%                0.35%                0.35%
Class B ..........................................          1.00%                1.00%                  --
Class C ..........................................          1.00%                1.00%                1.00%
Class R ..........................................          0.50%                0.50%                0.50%

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                     --------------------------------------------------------------
                                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                          COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                       ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                     --------------------------------------------------------------
Sales charges retained net of commissions
 paid to unaffiliated broker/dealers .............         $606,605           $16,307,166            $467,084
Contingent deferred sales charges retained .......         $138,604           $ 1,929,342            $ 13,176


60 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                     --------------------------------------------------------------
                                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                          COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                       ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                     --------------------------------------------------------------
Transfer agent fees ..............................         $745,404            $5,302,359            $222,726

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive all or a portion of administrative fees and assume payment of other expenses. Total expenses waived/paid by FT Services are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. FT Services may discontinue this waiver at any time.

The Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund incurred excise taxes which FT Services voluntarily agreed to reimburse as noted in the Statements of Operations.

4. INCOME TAXES

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005, was as follows:

                                                                                     -----------------------------
                                                                                          FRANKLIN TEMPLETON
                                                                                       COREFOLIO ALLOCATION FUND
                                                                                     -----------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                                         2006            2005
                                                                                     -----------------------------
Distributions paid from:
 Ordinary Income .................................................................   $   6,624,465   $   3,161,106
 Long term capital gain ..........................................................      17,861,619       7,702,505
                                                                                     -----------------------------
                                                                                     $  24,486,084   $  10,863,611
                                                                                     =============================

                                                                                     -----------------------------
                                                                                          FRANKLIN TEMPLETON
                                                                                            FOUNDING FUNDS
                                                                                            ALLOCATION FUND
                                                                                     -----------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                                         2006            2005
                                                                                     -----------------------------
Distributions paid from:
 Ordinary Income .................................................................   $ 329,011,319   $ 157,142,615
 Long term capital gain ..........................................................     333,034,096     105,861,188
                                                                                     -----------------------------
                                                                                     $ 662,045,415   $ 263,003,803
                                                                                     =============================


                                                              Annual Report | 61

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

                                                                                     -----------------------------
                                                                                          FRANKLIN TEMPLETON
                                                                                             PERSPECTIVES
                                                                                            ALLOCATION FUND
                                                                                     -----------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                                         2006            2005
                                                                                     -----------------------------
Distributions paid from:
 Ordinary Income .................................................................   $   3,297,921   $   1,389,294
 Long term capital gain ..........................................................       7,355,434       1,439,192
                                                                                     -----------------------------
                                                                                     $  10,653,355   $   2,828,486
                                                                                     =============================

At December 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                     -------------------------------------------------------------
                                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                          COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                       ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                     -------------------------------------------------------------
Cost of investments .....................                  $ 595,328,863     $ 10,674,489,147       $  240,796,076
                                                     =============================================================
Unrealized appreciation .................                  $ 111,445,127     $  1,045,967,692       $   20,877,903
Unrealized depreciation .................                             --                   --                   --
                                                     -------------------------------------------------------------
Net unrealized appreciation (depreciation)                 $ 111,445,127     $  1,045,967,692       $   20,877,903
                                                     =============================================================
Undistributed ordinary income ...........                  $     778,996     $      6,495,781       $      105,807
Undistributed long term capital gains ...                     11,472,906          213,564,025            4,202,516
                                                     -------------------------------------------------------------
Distributable earnings ..................                  $  12,251,902     $    220,059,806       $    4,308,323
                                                     =============================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2006, were as follows:

                                                     --------------------------------------------------------------
                                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                          COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                       ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                     --------------------------------------------------------------
Purchases ...............................                $77,711,891         $4,099,418,012        $107,015,903
Sales ...................................                $10,498,157         $   86,037,397        $  2,023,940


62 | Annual Report

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc., (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2006, the Funds' held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                 % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
 Franklin Capital Growth Fund ........................              11.47%
 Franklin Growth Fund ................................               6.77%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
 Mutual Shares Fund ..................................              18.01%
 Templeton Growth Fund Inc. ..........................              10.88%
 Franklin Income Fund Inc. ...........................               7.51%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.


                                                              Annual Report | 63

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


64 | Annual Report

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2006 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 22, 2007


                                                              Annual Report | 65

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2006:

                    ------------------------------------------------------------
                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                        COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                    ------------------------------------------------------------
                       $21,593,978          $417,852,495          $9,028,339

Under Section 871(k)(2)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006:

                    ------------------------------------------------------------
                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                        COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                    ------------------------------------------------------------
                         $69,258              $97,247               $1,673

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2006.

                    ------------------------------------------------------------
                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                        COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                    ------------------------------------------------------------
                          66.35%               35.83%               42.97%

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2006.

                    ------------------------------------------------------------
                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                        COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                    ------------------------------------------------------------
                        $7,364,842          $189,010,158          $3,046,462

Under Section 871(k)(1)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006.

                    ------------------------------------------------------------
                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                        COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                    ------------------------------------------------------------
                        $1,102,386          $135,746,611           $546,684


66 | Annual Report

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                          LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION                   TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)           Trustee                    Since 1995           142                       Director, Bar-S Foods
One Franklin Parkway                                                                                        (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)          Trustee                    Since 2005           57                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)           Trustee                    Since 1998           143                       Director, Hess
One Franklin Parkway                                                                                        Corporation (formerly
San Mateo, CA 94403-1906                                                                                    Amerada Hess
                                                                                                            Corporation)
                                                                                                            (exploration and
                                                                                                            refining of oil and
                                                                                                            gas), H.J. Heinz Company
                                                                                                            (processed foods and
                                                                                                            allied products), RTI
                                                                                                            International Metals,
                                                                                                            Inc. (manufacture and
                                                                                                            distribution of
                                                                                                            titanium), Canadian
                                                                                                            National Railway
                                                                                                            (railroad) and White
                                                                                                            Mountains Insurance
                                                                                                            Group, Ltd. (holding
                                                                                                            company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)          Trustee                    Since 1995           116                       Director, Center for
One Franklin Parkway                                                                                        Creative Land Recycling
San Mateo, CA 94403-1906                                                                                    (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 67

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                          LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION                   TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)             Trustee                    Since February       46                        None
One Franklin Parkway                                         2006
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines)
(1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                          LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION                   TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and Chairman of    Since 1995           142                       None
One Franklin Parkway              the Board
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee, President and     Trustee since 1995   126                       None
One Franklin Parkway              Chief Executive Officer    and President and
San Mateo, CA 94403-1906          - Investment Management    Chief Executive
                                                             Officer -
                                                             Investment
                                                             Management since
                                                             2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and
Templeton Worldwide, Inc. Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief Compliance Officer   Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway              and Vice President - AML   Officer since 2004
San Mateo, CA 94403-1906          Compliance                 and Vice President
                                                             - AML Compliance
                                                             since February
                                                             2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


68 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                          LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION                   TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)            Treasurer                  Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)           Senior Vice President      Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.            and Chief Executive
Suite 2100                        Officer - Finance and
Fort Lauderdale, FL 33394-3091    Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)              Vice President             Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)           Vice President             Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton
Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services,
Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)          Vice President and         Vice President       Not Applicable            Not Applicable
One Franklin Parkway              Secretary                  since February
San Mateo, CA 94403-1906                                     2006 and Secretary
                                                             since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 30 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 69

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                          LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION                   TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)              Vice President             Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief Financial Officer    Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.            and Chief Accounting
Suite 2100 Fort Lauderdale, FL    Officer
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust and under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1:  Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to December 31, 2006, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


70 | Annual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 71

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                One Franklin Parkway
   INVESTMENTS                    San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2  A2006 02/07









                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                    Franklin Templeton
                                                    2015 Retirement Target Fund

                                                    Franklin Templeton
                                                    2025 Retirement Target Fund

                                                    Franklin Templeton
                                                    2035 Retirement Target Fund

                                                    Franklin Templeton
                                                    2045 Retirement Target Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER            ASSET ALLOCATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                  FRANKLIN TEMPLETON                 FASTER VIA EMAIL?
                FUND ALLOCATOR SERIES
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  Templeton  o  Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Annual Report

Economic and Market Overview

During the five months ended December 31, 2006, the U.S. economy advanced at a moderate pace. Gross domestic product grew an annualized 2.0% in the third quarter and an estimated annualized 3.5% in the fourth quarter. The housing market weakened, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the country's trade deficit, while improving, was still historically high. Labor costs rose and hiring generally increased as the unemployment rate fell from 4.8% to 4.5%. 1

Although energy and other commodity prices fell during the period, they remained historically high and were a primary economic concern for much of the period. Oil prices declined from a record high $77 per barrel in July to $61 at period-end. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country as mortgage rates crept higher, and borrowing against home equity flattened. Retail prices for many goods fell in late 2006 as energy prices slid. However, after two months of large declines, wholesale prices surged in November, reflecting higher energy and other prices. Overall, the core Consumer Price Index (CPI) rose 2.6% for the 12 months ended December 31, 2006, which was higher than the 2.2% 10-year average. 2

Following 17 consecutive increases beginning in 2004, the Federal Reserve Board
(Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained. The Fed's decision to leave rates steady through period-end helped restore investor confidence.

Outside the U.S., the economy continued to grow. The economic drivers remained consistent over the past four years: strong corporate and consumer demand, reasonably low inflation, a tight or improving labor market, and a relatively moderate interest rate environment, despite recent interest rate hikes by many of the world's central banks. However, the global economy also faced headwinds from elevated energy prices, higher global interest rates and a weaker U.S. housing market. These factors dampened investor confidence mid-year, when many equity markets declined, before rebounding through year-end 2006.

1.    Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

                                                               Annual Report | 3

Despite such challenges, global economic activity was healthy. Strong global liquidity -- whether petrodollars, corporate cash, private equity, household savings or central banks' reserves -- continued to search for a home. Record global merger and acquisition activity in 2006 also reflected the abundance of cash in the capital markets. Bond yield spreads over U.S. Treasuries narrowed, and global equity and commodity markets rose in the latter part of the year.

U.S equity markets performed well for the five-month period in this environment. The blue chip stocks of the Dow Jones Industrial Average posted a five-month total return of +12.01%, and the broader Standard & Poor's 500 Index (S&P 500) returned +12.04%, while the technology-heavy NASDAQ Composite Index rose +16.79%. 3 Telecommunications, utilities and consumer discretionary stocks performed particularly well. All major non-U.S. regions also had strong returns for the period. Stock market indexes in the U.S. and most European countries reached six-year highs in the fourth quarter, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs. Fixed income markets, on the other hand, were somewhat constrained by higher interest rates, threats of climbing inflation and the robust equity markets.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Templeton
2015 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date, indicated in the Fund's name, approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .........................     48.3%
Foreign Equity ..........................     21.9%
Domestic Fixed Income ...................     16.0%
Foreign Fixed Income ....................      7.1%
Short-Term Investments & Other Net Assets      6.7%

* The asset allocation is based on the Statement of Investments, which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This inaugural annual report for Franklin Templeton 2015 Retirement Target Fund covers the period since inception on August 1, 2006, through December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton 2015 Retirement Target Fund - Class A posted a cumulative total return of +8.59% for the period since inception on August 1, 2006, through December 31, 2006. By comparison the Fund's benchmarks, the S&P 500 and Morgan Stanley Capital International (MSCI) Europe, Australasia,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 37.


                                                               Annual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton
2015 Retirement Target Fund
12/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
Franklin Small Cap Growth Fund II                                          14.4%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              12.6%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         11.4%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                       11.2%
- Class Z
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                  7.1%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities                                         6.9%
Fund - Advisor Class
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                       4.6%
--------------------------------------------------------------------------------
Franklin Total Return Fund                                                  4.5%
- Advisor Class
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      4.0%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Real Estate Securities Fund                                        3.5%
- Advisor Class
--------------------------------------------------------------------------------

Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +12.04%, +13.66%, +3.69% and +2.14%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Annual Report

At period-end, Franklin Templeton 2015 Retirement Target Fund's domestic equity exposure was 68.7% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 14.4% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.2% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 7.1% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, slightly underperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. However, our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Portfolio Manager
                        Franklin Templeton 2015 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                          CHANGE      12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.69        $10.69    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1499
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0014
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0178
------------------------------------------------------------------------------
        TOTAL                       $0.1691
------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                          CHANGE      12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.67        $10.67    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1413
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0014
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0178
------------------------------------------------------------------------------
        TOTAL                       $0.1605
------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                          CHANGE      12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.68        $10.68    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1493
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0014
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0178
------------------------------------------------------------------------------
        TOTAL                       $0.1685
------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                    CHANGE      12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.70        $10.70    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1563
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0014
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0178
------------------------------------------------------------------------------
        TOTAL                       $0.1755
------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                                                      INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +8.59%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                            +2.35%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                     $10,235
--------------------------------------------------------------------------------
CLASS C                                                      INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +8.30%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                            +7.30%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                     $10,730
--------------------------------------------------------------------------------
CLASS R                                                      INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +8.48%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                            +8.48%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                     $10,848
--------------------------------------------------------------------------------
ADVISOR CLASS                                                INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +8.75%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                            +8.75%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                     $10,875
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THESE FUNDS INVEST IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. After 12/31/07, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.


                                                               Annual Report | 9

Your Fund's Expenses

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                                                                         EXPENSES PAID
                                              BEGINNING ACCOUNT                         DURING PERIOD*
                                                    VALUE                           ACTUAL 8/1/06-12/31/06
                                                ACTUAL 8/1/06      ENDING ACCOUNT        HYPOTHETICAL
CLASS A                                      HYPOTHETICAL 7/1/06   VALUE 12/31/06       7/1/06-12/31/06
------------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,085.90              $2.19
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,022.68              $2.55
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,083.00              $5.02
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,019.41              $5.85
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,084.80              $2.88
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,021.88              $3.36
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,087.50              $0.66
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,024.45              $0.77
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor:
      0.15%), multiplied by the average account value over the period, multiplied by 184/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 153/365 to reflect the number of days since commencement of operations.


                                                              Annual Report | 11

Franklin Templeton
2025 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date, indicated in the Fund's name, approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .........................     57.2%
Foreign Equity ..........................     26.0%
Domestic Fixed Income ...................      7.9%
Foreign Fixed Income ....................      3.5%
Short-Term Investments & Other Net Assets      5.4%

* The asset allocation is based on the Statement of Investments, which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This inaugural annual report for Franklin Templeton 2025 Retirement Target Fund covers the period since inception on August 1, 2006, through December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton 2025 Retirement Target Fund - Class A posted a +9.41% cumulative total return for the period since inception on August 1, 2006, through December 31, 2006. By comparison the Fund's benchmarks, the S&P 500 and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


12 | Annual Report

(EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +12.04%, +13.66%, +3.69% and +2.14%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 15.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

TOP 10 FUND HOLDINGS
Franklin Templeton
2025 Retirement Target Fund 12/31/06

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
-------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                         16.9%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                             14.9%
- Advisor Class
-------------------------------------------------------------------------------
Mutual Shares Fund                                                        13.7%
- Class Z
-------------------------------------------------------------------------------
Mutual European Fund                                                      13.3%
- Class Z
-------------------------------------------------------------------------------
Templeton Foreign Fund                                                     4.6%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                     4.2%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                            4.1%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Real Estate Securities Fund                                       4.1%
- Advisor Class
-------------------------------------------------------------------------------
Templeton China World Fund                                                 3.9%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Natural Resources Fund                                            3.6%
- Advisor Class
-------------------------------------------------------------------------------

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                              Annual Report | 13

At period-end, Franklin Templeton 2025 Retirement Target Fund's domestic equity exposure was 68.8% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 16.9% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.1% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 3.5% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, slightly underperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. However, our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton 2025 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


14 | Annual Report

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                          CHANGE    12/31/06       8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.78      $10.78       $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1416
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0191
--------------------------------------------------------------------------------
        TOTAL                       $0.1614
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                          CHANGE    12/31/06       8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.77      $10.77       $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1299
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0191
--------------------------------------------------------------------------------
        TOTAL                       $0.1497
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                          CHANGE    12/31/06       8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.77      $10.77       $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1412
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0191
--------------------------------------------------------------------------------
        TOTAL                       $0.1610
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                    CHANGE    12/31/06       8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.79      $10.79       $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1479
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0007
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0191
--------------------------------------------------------------------------------
        TOTAL                       $0.1677
--------------------------------------------------------------------------------


                                                              Annual Report | 15

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------
CLASS A                                                     INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +9.41%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                          +3.12%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                   $10,312
-------------------------------------------------------------------------------
CLASS C                                                     INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +9.20%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                          +8.20%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                   $10,820
-------------------------------------------------------------------------------
CLASS R                                                     INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +9.31%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                          +9.31%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                   $10,931
-------------------------------------------------------------------------------
ADVISOR CLASS                                               INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +9.57%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                          +9.57%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                   $10,957
-------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THESE FUNDS INVEST IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. After 12/31/07, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.


16 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 17

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                                                                            EXPENSES PAID
                                                BEGINNING ACCOUNT                          DURING PERIOD*
                                                      VALUE                            ACTUAL 8/1/06-12/31/06
                                                  ACTUAL 8/1/06      ENDING ACCOUNT         HYPOTHETICAL
CLASS A                                        HYPOTHETICAL 7/1/06   VALUE 12/31/06        7/1/06-12/31/06
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000            $1,094.10               $2.19
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000            $1,022.68               $2.55
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000            $1,092.00               $5.04
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000            $1,019.41               $5.85
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000            $1,093.10               $2.90
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000            $1,021.88               $3.36
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000            $1,095.70               $0.66
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000            $1,024.45               $0.77
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor:
      0.15%), multiplied by the average account value over the period, multiplied by 184/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 153/365 to reflect the number of days since commencement of operations.


18 | Annual Report

Franklin Templeton
2035 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date, indicated in the Fund's name, approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton
2035 Retirement Target Fund
Based on Total Net Assets as of 12/31/06

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Domestic Equity                               63.2%

Foreign Equity                                28.5%

Domestic Fixed Income                          0.5%

Foreign Fixed Income                           0.3%

Short-Term Investments & Other Net Assets      7.5%

* The asset allocation is based on the Statement of Investments, which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

This inaugural annual report for Franklin Templeton 2035 Retirement Target Fund covers the period since inception on August 1, 2006, through December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton 2035 Retirement Target Fund - Class A posted a +10.44% cumulative total return for the period since inception on August 1, 2006, through December 31, 2006. By comparison the Fund's benchmarks, the S&P 500 and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +12.04%, +13.66%, +3.69% and +2.14%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 22.

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 47.


                                                              Annual Report | 19

TOP 10 FUND HOLDINGS
Franklin Templeton
2035 Retirement Target Fund 12/31/06

-------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                                    NET ASSETS
-------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                        18.8%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                            16.6%
- Advisor Class
-------------------------------------------------------------------------------
Mutual Shares Fund                                                       15.1%
- Class Z
-------------------------------------------------------------------------------
Mutual European Fund                                                     14.6%
- Class Z
-------------------------------------------------------------------------------
Templeton Foreign Fund                                                    5.1%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                    4.6%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Real Estate Securities Fund                                      4.5%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                           4.4%
- Advisor Class
-------------------------------------------------------------------------------
Templeton China World Fund                                                4.2%
- Advisor Class
-------------------------------------------------------------------------------
Franklin Natural Resources Fund                                           3.8%
- Advisor Class
-------------------------------------------------------------------------------

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund's domestic equity exposure was 68.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 18.8% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 68.0% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 0.02% of total net assets.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, slightly underperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. However, our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.


20 | Annual Report

Thank you for your participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey


                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton 2035 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 21

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                           CHANGE     12/31/06      8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.88       $10.88      $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.1317
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0068
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0254
--------------------------------------------------------------------------------
        TOTAL                        $0.1639
--------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                           CHANGE     12/31/06      8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.86       $10.86      $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.1218
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0068
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0254
--------------------------------------------------------------------------------
        TOTAL                        $0.1540
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                           CHANGE     12/31/06      8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.88       $10.88      $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.1278
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0068
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0254
--------------------------------------------------------------------------------
        TOTAL                        $0.1600
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                     CHANGE     12/31/06      8/1/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.89       $10.89      $10.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                      $0.1385
--------------------------------------------------------------------------------
Short-Term Capital Gain              $0.0068
--------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0254
--------------------------------------------------------------------------------
        TOTAL                        $0.1707
--------------------------------------------------------------------------------


22 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                                                       INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +10.44%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                             +4.09%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $10,409
--------------------------------------------------------------------------------
CLASS C                                                       INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +10.14%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                             +9.14%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $10,914
--------------------------------------------------------------------------------
CLASS R                                                      INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +10.40%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                            +10.40%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $11,040
--------------------------------------------------------------------------------
ADVISOR CLASS                                                 INCEPTION (8/1/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                           +10.60%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                            +10.60%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                      $11,060
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THESE FUNDS INVEST IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. After 12/31/07, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.


                                                              Annual Report | 23

Your Fund's Expenses

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 /$1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


24 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                                                                            EXPENSES PAID
                                                BEGINNING ACCOUNT                          DURING PERIOD*
                                                      VALUE                            ACTUAL 8/1/06-12/31/06
                                                  ACTUAL 8/1/06       ENDING ACCOUNT        HYPOTHETICAL
CLASS A                                        HYPOTHETICAL 7/1/06    VALUE 12/31/06       7/1/06-12/31/06
--------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,104.40              $2.21
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,018.74              $2.55
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,101.40              $5.06
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,016.03              $5.85
--------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,104.00              $2.87
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,018.12              $3.31
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Actual                                               $1,000             $1,106.00              $0.66
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000             $1,020.20              $0.77
--------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor:
      0.15%), multiplied by the average account value over the period, multiplied by 184/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 153/365 to reflect the number of days since commencement of operations.


                                                              Annual Report | 25

Franklin Templeton
2045 Retirement Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund invests among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date, indicated in the Fund's name, approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET ALLOCATION*
Franklin Templeton 2045 Retirement Target Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity .........................     63.6%
Foreign Equity ..........................     28.7%
Short-Term Investments & Other Net Assets      7.7%

* The asset allocation is based on the Statement of Investments, which classifies each underlying fund into a broad asset class.

This inaugural annual report for Franklin Templeton 2045 Retirement Target Fund covers the period since inception on August 1, 2006, through December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton 2045 Retirement Target Fund - Class A posted a +10.55% cumulative total return for the period since inception on August 1, 2006, through December 31, 2006. By comparison the Fund's benchmarks, the S&P 500 and

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 52.


26 | Annual Report

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +12.04%, +13.66%, +3.69% and +2.14%, respectively, during the same time. 1 You can find other performance data in the Performance Summary beginning on page 29.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

TOP 10 FUND HOLDINGS
Franklin Templeton
2045 Retirement Target Fund 12/31/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                         18.9%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                             16.6%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                        15.1%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                      14.7%
- Class Z
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                     5.1%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                            4.6%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                     4.6%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Real Estate Securities Fund                                       4.5%
- Advisor Class
--------------------------------------------------------------------------------
Templeton China World Fund                                                 4.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Natural Resources Fund                                            3.9%
- Advisor Class
--------------------------------------------------------------------------------

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



                                                              Annual Report | 27

At period-end, Franklin Templeton 2045 Retirement Target Fund's domestic equity exposure was 68.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 18.9% of the Fund's total net assets, was our largest equity fund weighting at period-end.

Our largest domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, slightly underperformed the S&P 500, as did our largest domestic value fund holding, Mutual Shares Fund - Class Z. However, our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index.

Thank you for your participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED] /s/ T. Anthony Coffey

                T. Anthony Coffey, CFA
                Portfolio Manager
                Franklin Templeton 2045 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


28 | Annual Report

Performance Summary as of 12/31/06

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                            CHANGE    12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.89      $10.89    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1338
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0056
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0264
------------------------------------------------------------------------------
        TOTAL                       $0.1658
------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                            CHANGE    12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.87      $10.87    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1278
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0056
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0264
------------------------------------------------------------------------------
        TOTAL                       $0.1598
------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                            CHANGE    12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.88      $10.88    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1326
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0056
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0264
------------------------------------------------------------------------------
        TOTAL                       $0.1646
------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE    12/31/06    8/1/06
------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.90      $10.90    $10.00
------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-12/31/06)
------------------------------------------------------------------------------
Dividend Income                     $0.1403
------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0056
------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0264
------------------------------------------------------------------------------
        TOTAL                       $0.1723
------------------------------------------------------------------------------


                                                              Annual Report | 29

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------
CLASS A                                                     INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +10.55%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                           +4.20%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                    $10,420
-------------------------------------------------------------------------------
CLASS C                                                     INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +10.30%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                           +9.30%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                    $10,930
-------------------------------------------------------------------------------
CLASS R                                                     INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +10.44%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                          +10.44%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                    $11,044
-------------------------------------------------------------------------------
ADVISOR CLASS                                               INCEPTION (8/1/06)
-------------------------------------------------------------------------------
Cumulative Total Return 2                                         +10.72%
-------------------------------------------------------------------------------
Aggregate Total Return 3                                          +10.72%
-------------------------------------------------------------------------------
Value of $10,000 Investment 4                                    $11,072
-------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THESE FUNDS INVEST IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. After 12/31/07, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.


30 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 31

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                                                               EXPENSES PAID
                                                   BEGINNING ACCOUNT                           DURING PERIOD*
                                                         VALUE                             ACTUAL 8/1/06-12/31/06
                                                     ACTUAL 8/1/06       ENDING ACCOUNT         HYPOTHETICAL
CLASS A                                           HYPOTHETICAL 7/1/06    VALUE 12/31/06       7/1/06-12/31/06
-------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000             $1,105.50               $2.21
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000             $1,022.68               $2.55
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000             $1,103.00               $4.80
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000             $1,019.71               $5.55
-------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000             $1,104.40               $2.87
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000             $1,021.93               $3.31
-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000             $1,107.20               $0.66
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000             $1,024.45               $0.77
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.09%; R: 0.65%; and Advisor:
      0.15%), multiplied by the average account value over the period, multiplied by 184/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 153/365 to reflect the number of days since commencement of operations.


32 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS A                                                                         2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.13

 Net realized and unrealized gains (losses) ..............................          0.73
                                                                                -----------
Total from investment operations .........................................          0.86
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.15)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.17)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.69
                                                                                ===========
Total return d ...........................................................          8.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $  1,364

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         12.13% g

 Expenses net of waiver and payments by affiliates e .....................          0.50% g

 Net investment income c .................................................          2.92% g

Portfolio turnover rate ..................................................          2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS C                                                                          2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.14

 Net realized and unrealized gains (losses) ..............................          0.69
                                                                                -----------
Total from investment operations .........................................          0.83
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.14)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.16)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.67
                                                                                ===========
Total return d ...........................................................          8.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     63

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         12.78% g

 Expenses net of waiver and payments by affiliates e .....................          1.15% g

 Net investment income c .................................................          2.27% g

Portfolio turnover rate ..................................................          2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

34 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
CLASS R                                                                          2006 f
                                                                              -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.11

 Net realized and unrealized gains (losses) ..............................          0.74
                                                                                -----------
Total from investment operations .........................................          0.85
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.15)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.17)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.68
                                                                                ===========
Total return d ...........................................................          8.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     11

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         12.28% g

 Expenses net of waiver and payments by affiliates e .....................          0.65% g

 Net investment income c .................................................          2.77% g

Portfolio turnover rate ..................................................          2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                              -------------
                                                                              PERIOD ENDED
                                                                               DECEMBER 31,
ADVISOR CLASS                                                                    2006 f
                                                                              -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.17

 Net realized and unrealized gains (losses) ..............................          0.71
                                                                                -----------
Total from investment operations .........................................          0.88
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.16)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.18)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.70
                                                                                ===========
Total return d ...........................................................          8.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     20

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         11.78% g

 Expenses net of waiver and payments by affiliates e .....................          0.15% g

 Net investment income c .................................................          3.27% g

Portfolio turnover rate ..................................................          2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

36 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                           SHARES          VALUE
-----------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS a
   LONG TERM INVESTMENTS 93.3%
   DOMESTIC EQUITY 48.3%
 b Franklin Aggressive Growth Fund, Advisor Class ......................       2,662      $   48,164
   Franklin Flex Cap Growth Fund, Advisor Class ........................       4,324         184,417
   Franklin Natural Resources Fund, Advisor Class ......................       1,251          43,660
   Franklin Real Estate Securities Fund, Advisor Class .................       1,939          51,471
 b Franklin Small Cap Growth Fund II, Advisor Class ....................      16,806         209,905
   Mutual Shares Fund, Class Z .........................................       6,389         166,695
                                                                                          ----------
                                                                                             704,312
                                                                                          ----------
   DOMESTIC FIXED INCOME 16.0%
   Franklin Strategic Mortgage Portfolio ...............................       7,024          67,433
   Franklin Total Return Fund, Advisor Class ...........................       6,544          65,051
   Franklin U.S. Government Securities Fund, Advisor Class .............      15,559         100,356
                                                                                          ----------
                                                                                             232,840
                                                                                          ----------
   FOREIGN EQUITY 21.9%
   Franklin Gold and Precious Metals Fund, Advisor Class ...............       1,558          51,236
   Mutual European Fund, Class Z .......................................       6,637         163,198
   Templeton China World Fund, Advisor Class ...........................       1,489          47,751
   Templeton Foreign Fund, Advisor Class ...............................       4,240          57,617
                                                                                          ----------
                                                                                             319,802
                                                                                          ----------
   FOREIGN FIXED INCOME 7.1%
   Templeton Global Bond Fund, Advisor Class ...........................       9,395         103,534
                                                                                          ----------
   TOTAL LONG TERM INVESTMENTS (COST $1,327,211) .......................                   1,360,488
                                                                                          ----------
   SHORT TERM INVESTMENT (COST $66) 0.0%c
   MONEY MARKET FUND 0.0%c
 d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%           66              66
                                                                                          ----------
   TOTAL INVESTMENTS (COST $1,327,277) 93.3% ...........................                   1,360,554
   OTHER ASSETS, LESS LIABILITIES 6.7% .................................                      97,577
                                                                                          ----------
   NET ASSETS 100.0% ...................................................                  $1,458,131
                                                                                          ==========

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended December 31, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS A                                                                          2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.12

 Net realized and unrealized gains (losses) ..............................          0.82
                                                                                -----------
Total from investment operations .........................................          0.94
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.14)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.16)
                                                                                -----------
Redemption fees ..........................................................            -- g
                                                                                -----------
Net asset value, end of period ...........................................      $  10.78
                                                                                ===========
Total return d ...........................................................          9.41%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $  1,699

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         10.76% h

 Expenses net of waiver and payments by affiliates e .....................          0.50% h

 Net investment income c .................................................          2.78% h

Portfolio turnover rate ..................................................          5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Amount rounds to less than $0.01 per share.

h     Annualized.


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
CLASS C                                                                          2006 f
                                                                              -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.10

 Net realized and unrealized gains (losses) ..............................          0.82
                                                                                -----------
Total from investment operations .........................................          0.92
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.13)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.15)
                                                                                -----------
Redemption fees ..........................................................            -- g
                                                                                -----------
Net asset value, end of period ...........................................      $  10.77
                                                                                ===========

Total return d ...........................................................          9.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     54

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         11.41% h

 Expenses net of waiver and payments by affiliates e .....................          1.15% h

 Net investment income c .................................................          2.13% h

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Amount rounds to less than $0.01 per share.

h     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS R                                                                          2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.11

 Net realized and unrealized gains (losses) ..............................          0.82
                                                                                -----------
Total from investment operations .........................................          0.93
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.14)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.16)
                                                                                -----------
Redemption fees ..........................................................            -- g
                                                                                -----------
Net asset value, end of period ...........................................      $  10.77
                                                                                ===========

Total return d ...........................................................          9.31%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     19

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         10.91% h

 Expenses net of waiver and payments by affiliates e .....................          0.65% h

 Net investment income c .................................................          2.63% h

Portfolio turnover rate ..................................................          5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Amount rounds to less than $0.01 per share.

h     Annualized.

40 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
ADVISOR CLASS                                                                    2006 f
                                                                              -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.20

 Net realized and unrealized gains (losses) ..............................          0.76
                                                                                -----------
Total from investment operations .........................................          0.96
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.15)

 Net realized gains ......................................................         (0.02)
                                                                                -----------
Total distributions ......................................................         (0.17)
                                                                                -----------
Redemption fees ..........................................................            -- g
                                                                                -----------
Net asset value, end of period ...........................................      $  10.79
                                                                                ===========

Total return d ...........................................................          9.57%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     51

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         10.41% h

 Expenses net of waiver and payments by affiliates e .....................          0.15% h

 Net investment income c .................................................          3.13% h

Portfolio turnover rate ..................................................          5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Amount rounds to less than $0.01 per share.

h     Annualized.

                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                           SHARES      VALUE
------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 94.6%
  DOMESTIC EQUITY 57.2%
b Franklin Aggressive Growth Fund, Advisor Class ......................       4,145   $   74,989
  Franklin Flex Cap Growth Fund, Advisor Class ........................       6,377      271,959
  Franklin Natural Resources Fund, Advisor Class ......................       1,861       64,961
  Franklin Real Estate Securities Fund, Advisor Class .................       2,815       74,748
b Franklin Small Cap Growth Fund II, Advisor Class ....................      24,633      307,662
  Mutual Shares Fund, Class Z .........................................       9,535      248,778
                                                                                      ----------
                                                                                       1,043,097
                                                                                      ----------
  DOMESTIC FIXED INCOME 7.9%
  Franklin Strategic Mortgage Portfolio ...............................       4,400       42,239
  Franklin Total Return Fund, Advisor Class ...........................       3,885       38,617
  Franklin U.S. Government Securities Fund, Advisor Class .............       9,596       61,894
                                                                                      ----------
                                                                                         142,750
                                                                                      ----------
  FOREIGN EQUITY 26.0%
  Franklin Gold and Precious Metals Fund, Advisor Class ...............       2,325       76,457
  Mutual European Fund, Class Z .......................................       9,845      242,079
  Templeton China World Fund, Advisor Class ...........................       2,197       70,486
  Templeton Foreign Fund, Advisor Class ...............................       6,226       84,611
                                                                                      ----------
                                                                                         473,633
                                                                                      ----------
  FOREIGN FIXED INCOME 3.5%
  Templeton Global Bond Fund, Advisor Class ...........................       5,790       63,809
                                                                                      ----------
  TOTAL LONG TERM INVESTMENTS (COST $1,689,753) .......................                1,723,289
                                                                                      ----------
  SHORT TERM INVESTMENT (COST $42) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%           42           42
                                                                                      ----------
  TOTAL INVESTMENTS (COST $1,689,795) 94.6% ...........................                1,723,331
  OTHER ASSETS, LESS LIABILITIES 5.4% .................................                   99,119
                                                                                      ----------
  NET ASSETS 100.0% ...................................................               $1,822,450
                                                                                      ==========

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended December 31, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.

42 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS A                                                                          2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.09

 Net realized and unrealized gains (losses) ..............................          0.95
                                                                                -----------
Total from investment operations .........................................          1.04
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.13)

 Net realized gains ......................................................         (0.03)
                                                                                -----------
Total distributions ......................................................         (0.16)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.88
                                                                                ===========

Total return d ...........................................................         10.44%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $  1,171

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         13.47% g

 Expenses net of waiver and payments by affiliates e .....................          0.50% g

 Net investment income c .................................................          2.04% g

Portfolio turnover rate ..................................................          8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS C                                                                          2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.12

 Net realized and unrealized gains (losses) ..............................          0.89
                                                                                -----------
Total from investment operations .........................................          1.01
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.12)

 Net realized gains ......................................................         (0.03)
                                                                                -----------
Total distributions ......................................................         (0.15)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.86
                                                                                ===========

Total return d ...........................................................         10.14%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     57

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         14.12% g

 Expenses net of waiver and payments by affiliates e .....................          1.15% g

 Net investment income c .................................................          1.39% g

Portfolio turnover rate ..................................................          8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
CLASS R                                                                          2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.11

 Net realized and unrealized gains (losses) ..............................          0.93
                                                                                -----------
Total from investment operations .........................................          1.04
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.13)

 Net realized gains ......................................................         (0.03)
                                                                                -----------
Total distributions ......................................................         (0.16)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.88
                                                                                ===========

Total return d ...........................................................         10.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     23

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         13.62% g

 Expenses net of waiver and payments by affiliates e .....................          0.65% g

 Net investment income c .................................................          1.89% g

Portfolio turnover rate ..................................................          8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
ADVISOR CLASS                                                                    2006 f
                                                                              -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.18

 Net realized and unrealized gains (losses) ..............................          0.88
                                                                                -----------
Total from investment operations .........................................          1.06
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.14)

 Net realized gains ......................................................         (0.03)
                                                                                -----------
Total distributions ......................................................         (0.17)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.89
                                                                                ===========

Total return d ...........................................................         10.60%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     59

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         13.12% g

 Expenses net of waiver and payments by affiliates e .....................          0.15% g

 Net investment income c .................................................          2.39% g

Portfolio turnover rate ..................................................          8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 92.5%
  DOMESTIC EQUITY 63.2%
b Franklin Aggressive Growth Fund, Advisor Class ......................         3,155      $   57,079
  Franklin Flex Cap Growth Fund, Advisor Class ........................         5,089         217,053
  Franklin Natural Resources Fund, Advisor Class ......................         1,437          50,154
  Franklin Real Estate Securities Fund, Advisor Class .................         2,235          59,329
b Franklin Small Cap Growth Fund II, Advisor Class ....................        19,758         246,774
  Mutual Shares Fund, Class Z .........................................         7,581         197,792
                                                                                           ----------
                                                                                              828,181
                                                                                           ----------
  DOMESTIC FIXED INCOME 0.5%
  Franklin Strategic Mortgage Portfolio ...............................           206           1,979
  Franklin Total Return Fund, Advisor Class ...........................           200           1,987
  Franklin U.S. Government Securities Fund, Advisor Class .............           460           2,969
                                                                                           ----------
                                                                                                6,935
                                                                                           ----------
  FOREIGN EQUITY 28.5%
  Franklin Gold and Precious Metals Fund, Advisor Class ...............         1,840          60,508
  Mutual European Fund, Class Z .......................................         7,790         191,567
  Templeton China World Fund, Advisor Class ...........................         1,710          54,861
  Templeton Foreign Fund, Advisor Class ...............................         4,928          66,976
                                                                                           ----------
                                                                                              373,912
                                                                                           ----------
  FOREIGN FIXED INCOME 0.3%
  Templeton Global Bond Fund, Advisor Class ...........................           297           3,270
                                                                                           ----------
  TOTAL LONG TERM INVESTMENTS (COST $1,171,007) .......................                     1,212,298
                                                                                           ----------
  SHORT TERM INVESTMENT (COST $32) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%             32              32
                                                                                           ----------
  TOTAL INVESTMENTS (COST $1,171,039) 92.5% ...........................                     1,212,330
  OTHER ASSETS, LESS LIABILITIES 7.5% .................................                        97,623
                                                                                           ----------
  NET ASSETS 100.0% ...................................................                    $1,309,953
                                                                                           ==========

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended December 31, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                               -------------
                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
 CLASS A                                                                          2006 f
                                                                               -------------
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the period)

 Net asset value, beginning of period .....................................      $  10.00
                                                                                 -----------
 Income from investment operations a:

  Net investment income b, c ..............................................          0.08

  Net realized and unrealized gains (losses) ..............................          0.97
                                                                                 -----------
 Total from investment operations .........................................          1.05
                                                                                 -----------
 Less distributions from:

  Net investment income and short term gains received from Underlying Funds         (0.13)

  Net realized gains ......................................................         (0.03)
                                                                                 -----------

 Total distributions ......................................................         (0.16)
                                                                                 -----------
 Net asset value, end of period ...........................................      $  10.89
                                                                                 ===========

 Total return d ...........................................................         10.55%

 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (000's) ........................................      $  1,169

 Ratios to average net assets:

  Expenses before waiver and payments by affiliates e .....................         13.15% g

  Expenses net of waiver and payments by affiliates e .....................          0.50% g

  Net investment income c .................................................          1.97% g

 Portfolio turnover rate ..................................................          8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                              --------------
                                                                              PERIOD ENDED
                                                                               DECEMBER 31,
CLASS C                                                                          2006 f
                                                                              --------------
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the period)

 Net asset value, beginning of period .....................................      $  10.00
                                                                                 -----------
 Income from investment operations a:

  Net investment income b, c ..............................................          0.16

  Net realized and unrealized gains (losses) ..............................          0.87
                                                                                 -----------
 Total from investment operations .........................................          1.03
                                                                                 -----------
 Less distributions from:

  Net investment income and short term gains received from Underlying Funds         (0.13)

  Net realized gains ......................................................         (0.03)
                                                                                 -----------
 Total distributions ......................................................         (0.16)
                                                                                 -----------
 Net asset value, end of period ...........................................      $  10.87
                                                                                 ===========

 Total return d ...........................................................         10.30%

 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (000's) ........................................      $     67

 Ratios to average net assets:

  Expenses before waiver and payments by affiliates e .....................         13.74% g

  Expenses net of waiver and payments by affiliates e .....................          1.09% g

  Net investment income c .................................................          1.38% g

 Portfolio turnover rate ..................................................          8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
CLASS R                                                                          2006 f
                                                                              -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.08

 Net realized and unrealized gains (losses) ..............................          0.96
                                                                                -----------
Total from investment operations .........................................          1.04
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.13)

 Net realized gains ......................................................         (0.03)
                                                                                -----------
Total distributions ......................................................         (0.16)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.88
                                                                                ===========

Total return d ...........................................................         10.44%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     12

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         13.30% g

 Expenses net of waiver and payments by affiliates e .....................          0.65% g

 Net investment income c .................................................          1.82% g

Portfolio turnover rate ..................................................          8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or the contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                             --------------
                                                                             PERIOD ENDED
                                                                              DECEMBER 31,
ADVISOR CLASS                                                                    2006 f
                                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................      $  10.00
                                                                                -----------
Income from investment operations a:

 Net investment income b, c ..............................................          0.12

 Net realized and unrealized gains (losses) ..............................          0.95
                                                                                -----------
Total from investment operations .........................................          1.07
                                                                                -----------
Less distributions from:

 Net investment income and short term gains received from Underlying Funds         (0.14)

 Net realized gains ......................................................         (0.03)
                                                                                -----------
Total distributions ......................................................         (0.17)
                                                                                -----------
Net asset value, end of period ...........................................      $  10.90
                                                                                ===========

Total return d ...........................................................         10.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................      $     17

Ratios to average net assets:

 Expenses before waiver and payments by affiliates e .....................         12.80% g

 Expenses net of waiver and payments by affiliates e .....................          0.15% g

 Net investment income c .................................................          2.32% g

Portfolio turnover rate ..................................................          8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended December 31, 2006.

f     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

g     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

---------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                            SHARES         VALUE
---------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 92.3%
  DOMESTIC EQUITY 63.6%
b Franklin Aggressive Growth Fund, Advisor Class ......................       3,207      $   58,017
  Franklin Flex Cap Growth Fund, Advisor Class ........................       4,928         210,187
  Franklin Natural Resources Fund, Advisor Class ......................       1,413          49,321
  Franklin Real Estate Securities Fund, Advisor Class .................       2,150          57,076
b Franklin Small Cap Growth Fund II, Advisor Class ....................      19,137         239,017
  Mutual Shares Fund, Class Z .........................................       7,312         190,781
                                                                                         ----------
                                                                                            804,399
                                                                                         ----------
  FOREIGN EQUITY 28.7%
  Franklin Gold and Precious Metals Fund, Advisor Class ...............       1,763          57,953
  Mutual European Fund, Class Z .......................................       7,570         186,151
  Templeton China World Fund, Advisor Class ...........................       1,690          54,203
  Templeton Foreign Fund, Advisor Class ...............................       4,738          64,391
                                                                                         ----------
                                                                                            362,698
                                                                                         ----------
  TOTAL LONG TERM INVESTMENTS (COST $1,125,168) .......................                   1,167,097
                                                                                         ----------
  SHORT TERM INVESTMENT (COST $13) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%           13              13
                                                                                         ----------
  TOTAL INVESTMENTS (COST $1,125,181) 92.3% ...........................                   1,167,110
  OTHER ASSETS, LESS LIABILITIES 7.7% .................................                      97,808
                                                                                         ----------
  NET ASSETS 100.0% ...................................................                  $1,264,918
                                                                                         ==========

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended December 31, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

                                                -------------------------------------------------------------------------------
                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                  2015 RETIREMENT      2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
                                                    TARGET FUND          TARGET FUND         TARGET FUND         TARGET FUND
                                                -------------------------------------------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost ....................................          $1,327,277          $1,689,795          $1,171,039          $1,125,181
                                                ===========================================================================
  Value ...................................          $1,360,554          $1,723,331          $1,212,330          $1,167,110
 Receivables:
  Investment securities sold ..............              11,592              15,974              16,100              12,790
  Capital shares sold .....................                  --               3,815                  --                 388
  Affiliates ..............................              57,033              56,708              58,429              57,240
 Offering costs ...........................              46,181              46,181              46,181              46,181
                                                ---------------------------------------------------------------------------
        Total assets ......................           1,475,360           1,846,009           1,333,040           1,283,709
                                                ---------------------------------------------------------------------------
Liabilities:
 Payables:
  Reports to shareholders .................               1,500               1,500               1,700               1,500
  Professional fees .......................                 250                 250                 250                 250
 Funds advanced by custodian ..............              11,580              15,972              16,096              12,786
 Accrued expenses and other liabilities ...               3,899               5,837               5,041               4,255
                                                ---------------------------------------------------------------------------
        Total liabilities .................              17,229              23,559              23,087              18,791
                                                ---------------------------------------------------------------------------
              Net assets, at value ........          $1,458,131          $1,822,450          $1,309,953          $1,264,918
                                                ===========================================================================
Net assets consist of:
 Paid-in capital ..........................          $1,378,829          $1,721,621          $1,216,686          $1,171,165
 Undistributed net investment income ......                 467                 533                 389                 366
 Net unrealized appreciation (depreciation)              33,277              33,536              41,291              41,929
 Accumulated net realized gain (loss) .....              45,558              66,760              51,587              51,458
                                                ---------------------------------------------------------------------------
              Net assets, at value ........          $1,458,131          $1,822,450          $1,309,953          $1,264,918
                                                ===========================================================================


                                                                 Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

                                                 ------------------------------------------------------------------------------
                                                 FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                   2015 RETIREMENT    2025 RETIREMENT      2035 RETIREMENT     2045 RETIREMENT
                                                     TARGET FUND         TARGET FUND         TARGET FUND         TARGET FUND
                                                 ------------------------------------------------------------------------------
CLASS A:
 Net assets, at value ......................         $1,364,190          $1,698,741          $1,171,321          $1,169,324
                                                 ==========================================================================
 Shares outstanding ........................            127,642             157,578             107,638             107,404
                                                 ==========================================================================
 Net asset value per share a ...............         $    10.69          $    10.78          $    10.88          $    10.89
                                                 ==========================================================================
 Maximum offering price per share (net asset
  value per share / 94.25%) ................         $    11.34          $    11.44          $    11.54          $    11.55
                                                 ==========================================================================
CLASS C:
 Net assets, at value ......................         $   63,341          $   53,687          $   56,781          $   66,799
                                                 ==========================================================================
 Shares outstanding ........................              5,938               4,987               5,230               6,146
                                                 ==========================================================================
 Net asset value and maximum offering price
  per share a ..............................         $    10.67          $    10.77          $    10.86          $    10.87
                                                 ==========================================================================
CLASS R:
 Net assets, at value ......................         $   10,681          $   18,941          $   23,200          $   12,194
                                                 ==========================================================================
 Shares outstanding ........................              1,000               1,758               2,133               1,121
                                                 ==========================================================================
 Net asset value and maximum offering price
  per share a ..............................         $    10.68          $    10.77          $    10.88          $    10.88
                                                 ==========================================================================
ADVISOR CLASS:
 Net assets, at value ......................         $   19,919          $   51,081          $   58,651          $   16,601
                                                 ==========================================================================
 Shares outstanding ........................              1,862               4,732               5,384               1,523
                                                 ==========================================================================
 Net asset value and maximum offering price
  per share a ..............................         $    10.70          $    10.79          $    10.89          $    10.90
                                                 ==========================================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the period ended December 31, 2006 a

                                                  ------------------------------------------------------------------------------
                                                  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                    2015 RETIREMENT     2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
                                                      TARGET FUND         TARGET FUND          TARGET FUND        TARGET FUND
                                                  ------------------------------------------------------------------------------
Investment income:
 Dividends from Underlying Funds
  (Note 6) ....................................        $  17,430            $  18,956            $  11,864         $  11,532
                                                  ---------------------------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3a) ..............            1,217                1,399                1,162             1,161
 Distribution fees: (Note 3c)
  Class A .....................................            1,700                1,918                1,518             1,564
  Class C .....................................              134                  162                  121               102
  Class R .....................................               22                   25                   35                23
 Transfer agent fees (Note 3e) ................              333                  542                  501               427
 Reports to shareholders ......................            1,500                1,500                1,728             1,500
 Registration and filing fees .................            1,176                1,057                2,317             1,002
 Professional fees ............................           21,839               21,839               21,839            21,839
 Trustees' fees and expenses ..................               25                   25                   25                25
 Amortization of offering costs ...............           33,329               33,329               33,329            33,329
 Other ........................................              558                  501                  351               501
                                                  ---------------------------------------------------------------------------
     Total expenses ...........................           61,833               62,297               62,926            61,473
     Expenses waived/paid by affiliates
         (Note 3f) ............................          (59,213)             (59,326)             (60,551)          (59,083)
                                                  ---------------------------------------------------------------------------
           Net expenses .......................            2,620                2,971                2,375             2,390
                                                  ---------------------------------------------------------------------------
            Net investment income .............           14,810               15,985                9,489             9,142
                                                  ---------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Sale of investments in Underlying Funds .....             (255)              (1,579)                (846)             (735)
  Realized gain distributions by
    Underlying Funds ..........................           53,019               78,476               61,684            61,247
                                                  ---------------------------------------------------------------------------
            Net realized gain (loss) from
              Underlying Funds ................           52,764               76,897               60,838            60,512
                                                  ---------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments in
  Underlying Funds ............................           33,277               33,536               41,291            41,929
                                                  ---------------------------------------------------------------------------
Net realized and unrealized gain (loss) .......           86,041              110,433              102,129           102,441
                                                  ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ..............................        $ 100,851            $ 126,418            $ 111,618         $ 111,583
                                                  ===========================================================================

a     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                              ----------------------------------------------------------------------------
                                                 FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                                 TEMPLETON           TEMPLETON           TEMPLETON           TEMPLETON
                                              2015 RETIREMENT     2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
                                                TARGET FUND         TARGET FUND         TARGET FUND         TARGET FUND
                                              ----------------------------------------------------------------------------
                                               PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                  2006 a              2006 a              2006 a              2006 a
                                              ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................    $        14,810     $        15,985     $         9,489     $         9,142
  Net realized gain (loss) from
    Underlying Funds .....................             52,764              76,897              60,838              60,512
  Net change in unrealized appreciation
    (depreciation) on investments in
    Underlying Funds .....................             33,277              33,536              41,291              41,929
                                              ----------------------------------------------------------------------------
     Net increase (decrease) in net assets
           resulting from operations .....            100,851             126,418             111,618             111,583
                                              ----------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income and short term
    gains received from Underlying Funds:
    Class A ..............................            (19,061)            (22,186)            (14,155)            (14,304)
    Class C ..............................               (827)               (641)               (627)               (776)
    Class R ..............................               (149)               (247)               (271)               (145)
    Advisor Class ........................               (289)               (691)               (736)               (213)
  Net realized gains:
    Class A ..............................             (2,441)             (3,104)             (3,461)             (3,421)
    Class C ..............................               (112)                (97)               (166)               (194)
    Class R ..............................                (19)                (34)                (68)                (35)
    Advisor Class ........................                (36)                (92)               (171)                (48)
                                              ----------------------------------------------------------------------------
 Total distributions to shareholders .....            (22,934)            (27,092)            (19,655)            (19,136)
                                              ----------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ..............................          1,289,499           1,604,063           1,084,636           1,079,556
    Class C ..............................             61,466              50,514              54,747              65,871
    Class R ..............................             10,000              18,158              21,604              11,306
    Advisor Class ........................             19,249              50,386              57,003              15,738
                                              ----------------------------------------------------------------------------
 Total capital share transactions ........          1,380,214           1,723,121           1,217,990           1,172,471
                                              ----------------------------------------------------------------------------
 Redemption fees .........................                 --                   3                  --                  --
                                              ----------------------------------------------------------------------------
     Net increase (decrease) in
       net assets ........................          1,458,131           1,822,450           1,309,953           1,264,918
Net assets:
 Beginning of period .....................    $            --     $            --     $            --     $            --
                                              ----------------------------------------------------------------------------
 End of period ...........................    $     1,458,131     $     1,822,450     $     1,309,953     $     1,264,918
                                              ============================================================================
Undistributed net investment income
 included in net assets:
  End of period
                                              $           467     $           533     $           389     $           366
                                              ============================================================================

a     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.


56 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                              Annual Report | 57

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


58 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                    -----------------------------------------------------------
                                                       FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                                         2015 RETIREMENT                2025 RETIREMENT
                                                           TARGET FUND                    TARGET FUND
                                                    -----------------------------------------------------------
                                                     SHARES          AMOUNT          SHARES          AMOUNT
                                                    -----------------------------------------------------------
CLASS A SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................        127,176     $ 1,284,518         157,296     $ 1,600,839
 Shares issued in reinvestment of distributions            473           5,061             892           9,629
 Shares redeemed ..............................             (7)            (80)           (610)         (6,405)
                                                    -----------------------------------------------------------
 Net increase (decrease) ......................        127,642     $ 1,289,499         157,578     $ 1,604,063
                                                    ===========================================================
CLASS C SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................          5,865     $    60,687           4,935     $    49,955
 Shares issued in reinvestment of distributions             73             779              53             574
 Shares redeemed ..............................             --              --              (1)            (15)
                                                    -----------------------------------------------------------
 Net increase (decrease) ......................          5,938     $    61,466           4,987     $    50,514
                                                    ===========================================================
CLASS R SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................          1,000     $    10,000           1,748     $    18,053
 Shares issued in reinvestment of distributions             --              --              11             120
 Shares redeemed ..............................             --              --              (1)            (15)
                                                    -----------------------------------------------------------
 Net increase (decrease) ......................          1,000     $    10,000           1,758     $    18,158
                                                    ===========================================================
ADVISOR CLASS SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................          1,848     $    19,100           6,173     $    65,450
 Shares issued in reinvestment of distributions             14             149              57             616
 Shares redeemed ..............................             --              --          (1,498)        (15,680)
                                                    -----------------------------------------------------------
 Net increase (decrease) ......................          1,862     $    19,249           4,732     $    50,386
                                                    ===========================================================


                                                    -----------------------------------------------------------
                                                      FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                                       2035 RETIREMENT                  2045 RETIREMENT
                                                          TARGET FUND                      TARGET FUND
                                                    -----------------------------------------------------------
                                                     SHARES          AMOUNT          SHARES          AMOUNT
                                                    -----------------------------------------------------------
CLASS A SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................        107,501     $ 1,083,143         107,433     $ 1,079,816
 Shares issued in reinvestment of distributions            158           1,718             151           1,642
 Shares redeemed ..............................            (21)           (225)           (180)         (1,902)
                                                    -----------------------------------------------------------
 Net increase (decrease) ......................        107,638     $ 1,084,636         107,404     $ 1,079,556
                                                    ===========================================================
CLASS C SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................          5,178     $    54,184           6,073     $    65,075
 Shares issued in reinvestment of distributions             59             638              74             811
 Shares redeemed ..............................             (7)            (75)             (1)            (15)
                                                    -----------------------------------------------------------
 Net increase (decrease) ......................          5,230     $    54,747           6,146     $    65,871
                                                    ===========================================================


                                                              Annual Report | 59

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                      ---------------------------------------------------------
                                                        FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                                          2035 RETIREMENT                2045 RETIREMENT
                                                            TARGET FUND                     TARGET FUND
                                                      ---------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES         AMOUNT
                                                      ---------------------------------------------------------
CLASS R SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................          2,120     $    21,455           1,122     $    11,320
 Shares issued in reinvestment of distributions             16             179               2              16
 Shares redeemed ..............................             (3)            (30)             (3)            (30)
                                                      ---------------------------------------------------------
 Net increase (decrease) ......................          2,133     $    21,604           1,121     $    11,306
                                                      =========================================================
ADVISOR CLASS SHARES:
Period ended December 31, 2006 a
 Shares sold ..................................          5,318     $    56,281           1,515     $    15,649
 Shares issued in reinvestment of distributions             67             737               8              89
 Shares redeemed ..............................             (1)            (15)             --              --
                                                      ---------------------------------------------------------
 Net increase (decrease) ......................          5,384     $    57,003           1,523     $    15,738
                                                      =========================================================

a     For the period August 1, 2006 (commencement of operations) to December 31,
      2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                                AFFILIATION
---------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                        Investment manager
Franklin Templeton Services, LLC (FT Services)                            Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                      Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)             Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.


60 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .................................    0.35%
Class C .................................    1.00%
Class R .................................    0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                         -------------------------------------------------------------------
                                                           FRANKLIN           FRANKLIN          FRANKLIN         FRANKLIN
                                                           TEMPLETON         TEMPLETON         TEMPLETON         TEMPLETON
                                                             2015               2025              2035             2045
                                                          RETIREMENT         RETIREMENT        RETIREMENT       RETIREMENT
                                                          TARGET FUND       TARGET FUND       TARGET FUND       TARGET FUND
                                                         -------------------------------------------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .......................       $881              $2,676             $478             $581

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                         --------------------------------------------------------------------
                                                           FRANKLIN             FRANKLIN          FRANKLIN         FRANKLIN
                                                           TEMPLETON           TEMPLETON         TEMPLETON         TEMPLETON
                                                             2015                 2025              2035             2045
                                                          RETIREMENT           RETIREMENT        RETIREMENT       RETIREMENT
                                                          TARGET FUND         TARGET FUND       TARGET FUND       TARGET FUND
                                                         --------------------------------------------------------------------
Transfer agent fees .................................         $215                $419              $344             $292

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive asset allocation fees and assume payment of other expenses through December 31, 2007. Total expenses waived/paid by Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After December 31, 2007, Advisers may discontinue this waiver at any time.


                                                              Annual Report | 61

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

G. OTHER AFFILIATED TRANSACTIONS

At December 31, 2006, Advisers owned a percentage of the Funds' outstanding shares as listed below:

   ---------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON       FRANKLIN TEMPLETON      FRANKLIN TEMPLETON      FRANKLIN TEMPLETON
     2015 RETIREMENT          2025 RETIREMENT          2035 RETIREMENT         2045 RETIREMENT
       TARGET FUND              TARGET FUND              TARGET FUND             TARGET FUND
   ---------------------------------------------------------------------------------------------
          73.29%                   59.15%                   83.07%                 86.06%

4. INCOME TAXES

The tax character of distributions paid during the period ended December 31, 2006, was as follows:

                                ---------------------------------------------------------
                                 FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                 TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                   2015           2025           2035           2045
                                RETIREMENT     RETIREMENT     RETIREMENT     RETIREMENT
                                TARGET FUND    TARGET FUND    TARGET FUND    TARGET FUND
                                ---------------------------------------------------------
Distributions paid from:
  Ordinary income ..........    $    20,516    $    23,883    $    16,605    $    16,084
  Long-term capital gain ...          2,418          3,209          3,050          3,052
                                ---------------------------------------------------------
                                $    22,934    $    27,092    $    19,655    $    19,136
                                =========================================================

At December 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                              ------------------------------------------------------------
                                               FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN
                                               TEMPLETON       TEMPLETON       TEMPLETON       TEMPLETON
                                                  2015            2025            2035            2045
                                              RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT
                                              TARGET FUND     TARGET FUND     TARGET FUND     TARGET FUND
                                              ------------------------------------------------------------
Cost of investments ......................    $ 1,327,730     $ 1,691,597     $ 1,172,708     $ 1,126,657
                                              ============================================================
Unrealized appreciation ..................    $    36,755     $    42,130     $    42,472     $    43,107
Unrealized depreciation ..................         (3,931)        (10,396)         (2,850)         (2,654)
                                              ------------------------------------------------------------
Net unrealized appreciation (depreciation)    $    32,824     $    31,734     $    39,622     $    40,453
                                              ============================================================
Undistributed ordinary income ............    $       475     $       638     $       508     $       510
Undistributed long term capital gains ....         46,003          68,457          53,137          52,789
                                              ------------------------------------------------------------
Distributable earnings ...................    $    46,478     $    69,095     $    53,645     $    53,299
                                              ============================================================


62 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended December 31, 2006, were as follows:

                   ------------------------------------------------------------
                     FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN
                    TEMPLETON       TEMPLETON       TEMPLETON       TEMPLETON
                       2015            2025            2035            2045
                    RETIREMENT      RETIREMENT      RETIREMENT      RETIREMENT
                   TARGET FUND     TARGET FUND     TARGET FUND     TARGET FUND
                   ------------------------------------------------------------
Purchases .....    $  1,354,828    $  1,760,362    $  1,260,852    $  1,211,092
Sales .........    $     27,361    $     69,031    $     89,017    $     85,189

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2006, the Funds held no positions which exceed 5% of the Underlying Funds' shares outstanding.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                              Annual Report | 63

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.


64 | Annual Report

Franklin Templeton Fund Allocator Series

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 65

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, and Franklin Templeton 2045 Retirement Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period August 1, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2006 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
February 22, 2007


66 | Annual Report

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2006:

         ----------------------------------------------------------------------------------------------------------------
         FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
           2015 RETIREMENT               2025 RETIREMENT                 2035 RETIREMENT                2045 RETIREMENT
             TARGET FUND                   TARGET FUND                     TARGET FUND                    TARGET FUND
         ----------------------------------------------------------------------------------------------------------------
              $48,421                        $71,666                        $56,187                        $55,841

Under Section 871(k)(2)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006:

         ----------------------------------------------------------------------------------------------------------------
         FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
           2015 RETIREMENT               2025 RETIREMENT                 2035 RETIREMENT                2045 RETIREMENT
             TARGET FUND                   TARGET FUND                     TARGET FUND                    TARGET FUND
         ----------------------------------------------------------------------------------------------------------------
                $198                          $223                           $ 935                           $791

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2006.

         ----------------------------------------------------------------------------------------------------------------
         FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
          2015 RETIREMENT                2025 RETIREMENT                 2035 RETIREMENT                2045 RETIREMENT
            TARGET FUND                    TARGET FUND                     TARGET FUND                    TARGET FUND
         ----------------------------------------------------------------------------------------------------------------
               11.65%                         14.81%                          16.68%                        16.99%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2006.

         ----------------------------------------------------------------------------------------------------------------
         FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
           2015 RETIREMENT               2025 RETIREMENT                 2035 RETIREMENT                2045 RETIREMENT
             TARGET FUND                   TARGET FUND                     TARGET FUND                    TARGET FUND
         ----------------------------------------------------------------------------------------------------------------
               $9,455                        $13,877                        $11,053                        $11,009

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

                                                              Annual Report | 67

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF    FUND COMPLEX OVERSEEN
AND ADDRESS                               POSITION     TIME SERVED  BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)                   Trustee      Since 1995   142                       Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                          company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)                   Trustee     Since 2005   57                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)                    Trustee     Since 1998   143                       Director, Hess Corporation (formerly
One Franklin Parkway                                                                          Amerada Hess Corporation)
San Mateo, CA 94403-1906                                                                      (exploration and refining of oil and
                                                                                              gas), H.J. Heinz Company (processed
                                                                                              foods and allied products), RTI
                                                                                              International Metals, Inc.
                                                                                              (manufacture and distribution of
                                                                                              titanium), Canadian National Railway
                                                                                              (railroad) and White Mountains
                                                                                              Insurance Group, Ltd. (holding
                                                                                              company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)                   Trustee     Since 1995   116                       Director, Center for Creative Land
One Franklin Parkway                                                                          Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


68 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF              FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION          TIME SERVED            BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)                 Trustee           Since February         46                       None
One Franklin Parkway                                    2006
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial
Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice
President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company
(1986-1990).
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF              FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION          TIME SERVED            BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)           Trustee and       Since 1995             142                      None
One Franklin Parkway                  Chairman of
San Mateo, CA 94403-1906              the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)       Trustee,          Trustee since          126                      None
One Franklin Parkway                  President and     1995 and
San Mateo, CA 94403-1906              Chief             President and
                                      Executive         Chief Executive
                                      Officer -         Officer -
                                      Investment        Investment
                                      Management        Management
                                                        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                 Chief            Chief Compliance        Not Applicable           Not Applicable
One Franklin Parkway                  Compliance       Officer since 2004
San Mateo, CA 94403-1906              Officer and      and Vice
                                      Vice President   President - AML
                                      - AML            Compliance since
                                      Compliance       February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 69

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                      LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION           TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)                Treasurer          Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)               Senior Vice        Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.                President and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Executive
                                      Officer -
                                      Finance and
                                      Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                  Vice President     Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)               Vice President     Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; Vice President, Templeton Global Advisors Limited and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special
Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)              Vice President     Vice President       Not Applicable            Not Applicable
One Franklin Parkway                  and Secretary      since February
San Mateo, CA 94403-1906                                 2006 and
                                                         Secretary since
                                                         April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 30 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


70 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                     LENGTH OF      FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION          TIME SERVED    BY BOARD MEMBER*                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                  Vice President    Since 2005     Not Applicable                    Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)                Chief Financial   Since 2004     Not Applicable                    Not Applicable
500 East Broward Blvd.                Officer and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Accounting
                                      Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust and under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to December 31, 2006, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 71

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


72 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama                               Michigan 7
Arizona                               Minnesota 7
California 8                          Missouri
Colorado                              New Jersey
Connecticut                           New York 8
Florida 8                             North Carolina
Georgia                               Ohio 7
Kentucky                              Oregon
Louisiana                             Pennsylvania
Maryland                              Tennessee
Massachusetts 7                       Virginia

INSURANCE FUNDS

Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES


1-800/632 -2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

RTF A2006 02/07



      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007